Registration No. 2-33043
                                                        File No. 811-1512

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES
ACT OF 1933                                                                  [X]

Pre-Effective Amendment No. _____                                          [   ]


Post-Effective Amendment No. 51                                              [X]


                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                                                  [X]


Amendment No. 35                                                             [X]

                         OPPENHEIMER EQUITY INCOME FUND
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               (Exact Name of Registrant as Specified in Charter)

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                     6803 S. TUCSON WAY, ENGLEWOOD, CO 80112
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               (Address of Principal Executive Offices) (Zip Code)

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                                                   303-768-3200
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              (Registrant's Telephone Number, including Area Code)

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                             Andrew J. Donohue, Esq.
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                             OppenheimerFunds, Inc.
              Two World Trade Center, New York, New York 10048-0203
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                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):


[   ]    Immediately upon filing pursuant to paragraph (b)
[X]      On December 22, 1998 pursuant to paragraph (b)
[   ]    60 days after filing pursuant to paragraph (a)(1)
[...]    On _______________ pursuant to paragraph (a)(1)
[   ]    75 days after filing pursuant to paragraph (a)(2)
[   ]    On _______________ pursuant to paragraph (a)(2) of Rule 485


If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.



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


                         Oppenheimer Equity Income Fund
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Prospectus dated December 22, 1998

         Oppenheimer Equity Income Fund is a mutual fund that seeks current income compatible with prudent investment. As a secondary objective it tries to conserve capital while providing an opportunity for capital appreciation. It invests in both equity and debt securities.


         This Prospectus contains important information about the Fund's objectives, its investment policies, strategies and risks. It also contains important information about how to buy and sell shares of the Fund and other account features. Please read this Prospectus carefully before you invest and keep it for future reference about your account.





                                                         (OppenheimerFunds logo)










As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund's securities nor has it determined that this Prospectus is accurate or complete. It is a criminal offense to represent otherwise.

                                                        29
                                                         4

Contents

                                 About the Fund


                3 The Fund's Objectives and Investment Strategies

                      4 Main Risks of Investing in the Fund

                          6 The Fund's Past Performance

                         7 Fees and Expenses of the Fund

                         9 About the Fund's Investments

                           13 How the Fund is Managed



                               About Your Account


                              14 How to Buy Shares

                  Class A Shares
                  Class B Shares
                  Class C Shares


                          22 Special Investor Services

                  AccountLink
                  PhoneLink
                  OppenheimerFunds Web Site
                  Retirement Plans


                              24 How to Sell Shares

                  By Mail
                  By Telephone


                            26 How to Exchange Shares

                    27 Shareholder Account Rules and Policies

                      29 Dividends, Capital Gains and Taxes

                             30 Financial Highlights



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


About the Fund
--------------------------------------------------------------------------------


The Fund's Objectives and Investment Strategies


--------------------------------------------------------------------------------
What Are the Fund's Investment Objectives? The Fund's primary objective is to seek as much current income as is compatible with prudent investment. The Fund has a secondary objective to conserve principal while providing an opportunity for capital appreciation.
--------------------------------------------------------------------------------


What Does the Fund Invest In? The Fund invests mainly in equity securities, such as dividend-paying common stocks, preferred stocks and securities convertible into common stock, of domestic and foreign issuers of different capitalization ranges. The Fund can also buy debt securities, such as corporate and government bonds and debentures of domestic and foreign issuers. The debt securities the Fund buys are not limited to a specific maturity range, and the Fund can hold debt securities having short, intermediate or long maturities.

         The Fund can also use hedging instruments and certain derivative investments to try to increase income and to try to manage investment risks. These investments are more fully explained in "About the Fund's Investments," below.

         n How Does the Manager Decide What Securities to Buy or Sell? In selecting securities for the Fund, the portfolio manager mainly relies on a value-oriented investing style for equity securities. Value investing focuses on companies that may be currently out of favor in the market, or on opportunities in cyclical industries. The portfolio manager looks for stocks trading at lower prices relative to the market and what is believed to be their real worth. They may offer higher-than average dividends. Value investors hope to realize appreciation as other investors recognize the security's intrinsic value and the stock price rises as result.

         The portfolio manager generally uses a fundamental approach to analyzing issuers (for example, price/earnings ratios and current balance sheet information), to select stocks the manager thinks are undervalued. While this process and the factors used may change over time and its implementation may vary in particular cases, the portfolio manager typically searches for:
         o stocks of established issuers that have under-performed the market for a year or more, but have begun to recover o stocks that have high current income and are believed to have substantial earnings possibilities o stocks with low price/earnings ratios relative to other securities o stocks with a low price relative to the underlying value of the issuer's assets, earnings, cash flow or other factors

         In value investing there is always the risk that the market will not recognize a security's intrinsic value or that the portfolio manager has not correctly assessed the relative value of the issuer's securities or the issuer's worth.

Who Is the Fund Designed For? The Fund is designed primarily for investors seeking current income with the opportunity for some capital growth in their investment over the long term. Those investors should have a longer investing horizon and be willing to assume the risks of short-term share price fluctuations that are typical for a fund with substantial investments in equity securities. Since the Fund's income level will fluctuate, it is not designed for investors needing an assured level of current income. Because of its primary focus on income and long-term growth secondarily, the Fund may be appropriate for moderately conservative investors and for retirement plans.


Main Risks of Investing in the Fund


         All investments carry risks to some degree. The Fund's investments in stocks and debt securities are subject to changes in their value from a number of factors. They include changes in general bond and stock market movements (this is referred to as "market risk"), or the change in value of particular stocks or bonds because of an event affecting the issuer (this is known as "credit risk"). Changes in interest rates can also affect stock and bond prices (in the case of bonds, this is known as "interest rate risk"). At times the Fund may increase the emphasis of its investments in a particular industry. Therefore, it may be subject to the risks that economic, political or other events can have a negative effect on issuers in that industry (this is known as "industry risk"). To a limited extent, the Fund can buy below-investment grade bonds (known as "junk bonds") which have greater credit risks than investment grade bonds. The Fund can also buy foreign equity and debt securities that have special risks not associated with investments in domestic securities.


         These risks collectively form the risk profile of the Fund, and can affect the value of the Fund's investments, its investment performance and its price per share. These risks mean that you can lose money by investing in the Fund. When you redeem your shares, they may be worth more or less than what you paid for them.


         The Fund's investment Manager, OppenheimerFunds, Inc., tries to reduce risks by carefully researching securities before they are purchased. The Fund attempts to reduce its exposure to market risks by diversifying its investments, that is, by not holding a substantial amount of stock of any one company and by not investing too great a percentage of the Fund's assets in any one company. Also, the Fund does not concentrate 25% or more of its investments in any one industry. However, changes in the overall market prices of securities and the income they pay can occur at any time. The share price of the Fund will change daily based on changes in market prices of securities and market conditions, and in response to other economic events. There is no assurance that the Fund will achieve its investment objective.

         n Risks of Investing in Stocks. Stocks fluctuate in price, and their short-term volatility at times may be great. While historically stock investments have provided excellent growth potential over the long term, share prices can fall for a variety of reasons particular to an issuer or to the overall economy. Because the Fund invests primarily in equity securities, the value of the Fund's portfolio will be affected by changes in the stock markets. The Fund's net asset value per share will fluctuate as the values of the Fund's portfolio securities change. A variety of factors can affect the price of a particular stock and the prices of individual stocks do not all move in the same direction uniformly or at the same time. Different stock markets may behave differently from each other. While the Fund can buy foreign stocks, it focuses it investments in stocks of U.S. issuers and therefore will be particularly affected by changes in U.S. stock markets.

         Other factors can affect a particular stock's price, such as poor earnings reports by the issuer, loss of major customers, major litigation against the issuer, or changes in government regulations affecting the issuer or its industry. The Fund tends to invest primarily in securities of large companies for their dividend income but can also buy securities of small and medium-size companies, which may have more volatile prices than stocks of large companies.

         |X| Credit Risk. Debt securities are subject to credit risk. Credit risk relates to the ability of the issuer of a security to make interest and principal payments on the security as they become due. If the issuer fails to pay interest, the Fund's income may be reduced and if the issuer fails to repay principal, the value of that bond and of the Fund's shares may be reduced. While the Fund's investments in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities are subject to relatively little credit risk, debt securities of foreign governments and of domestic and foreign companies have greater risks of non-payment.

                  o Special Risks of Lower-Grade Securities. Because the Fund can invest as much as 25% of its total assets in securities below investment grade to seek higher income, the Fund's credit risks are greater than those of funds that buy only investment grade bonds. Lower-grade debt securities may be subject to greater market fluctuations and greater risks of loss of income and principal than higher-rated debt securities. Securities that are (or that have fallen) below investment grade entail a greater risk that the issuers of such securities may not meet their debt obligations. However, by limiting its investments in non-investment grade debt securities, the Fund may reduce the extent to which its share price and income are subject to those risks.

         |X| Interest Rate Risks. In addition to credit risks, debt securities are subject to changes in value when prevailing interest rates change. When interest rates fall, the values of outstanding debt securities generally rise, and the bonds may sell for more than their face amount. When interest rates rise, the values of outstanding debt securities generally decline, and the bonds may sell at a discount from their face amount. The magnitude of these price changes is generally greater for bonds with longer maturities than for shorter-term debt securities. The Fund's share price can go up or down when interest rates change because of the effect of those changes on the value of the Fund's investments in debt securities.


         The Fund focuses on longer-term debt securities to seek higher income. When the average maturity of the Fund's debt securities portfolio is longer, its share price may fluctuate more when interest rates change. The Fund may buy zero-coupon or "stripped" securities, which are particularly sensitive to interest rate changes, and have prices that may go up or down more than other types of debt securities in response to those changes.


         n Risks of Foreign Investing. The Fund may buy securities of companies or governments in any country, developed or underdeveloped. There is no limit on the amount of the Fund's assets that may be invested in foreign securities, although it currently does not intend to invest more than 35% of its total assets in foreign securities. While foreign securities offer special investment opportunities, there are also special risks.

         The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. Foreign issuers are not subject to the same accounting and disclosure requirements that U.S. companies are subject to. Foreign government securities might not be backed by the "full faith and credit" of the foreign government. The value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, delays in settlement of transactions, changes in governmental economic or monetary policy in the U.S. or abroad, or other political and economic factors. Securities in emerging market countries may be more difficult to sell and their prices may be more volatile.

         |X| There are Special Risks in Using Derivative Investments. The Fund can use derivatives to seek increased returns or to try to hedge investment risks. In general terms, a derivative investment is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. Options, futures, structured notes and forward contracts are examples of derivatives.

         If the issuer of the derivative does not pay the amount due, the Fund can lose money on the investment. Also, the underlying security or investment on which the derivative is based, and the derivative itself, may not perform the way the Manager expected it to perform. If that happens, the Fund's share price could decline or the Fund could get less income than expected. To try to preserve capital, the Fund has limits on the amount of particular types of derivatives it can hold. However, using derivatives can cause the Fund to lose money on its investments and/or increase the volatility of its share prices.

How Risky is the Fund Overall? The Fund invests a substantial portion of its assets in equity securities. In the short term, the stock markets can be volatile, and the price of the Fund's shares can go up and down. The Fund's income-oriented investments may help cushion the Fund's total return from changes in stock prices, but fixed-income securities have their own risks and changes in their values can also affect the Fund's share prices. In the Oppenheimer funds spectrum, the Fund is generally more conservative than growth stock funds, but more aggressive than investment grade bond funds.


An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


The Fund's Past Performance

         The bar chart and table below show one measure of the risks of investing in the Fund, by showing changes in the Fund's performance (for its Class A shares) from year to year for the past ten calendar years and by showing how the average annual total returns of the Fund's shares compare to those of a broad-based market index. The Fund's past investment performance is not necessarily an indication of how the Fund will perform in the future.

             Annual Total Returns (Class A) ( as of 12/31 each year)

[See appendix to prospectus for data in bar chart showing annual total returns]



For the period from 1/1/98 through 9/30/98, the cumulative return (not annualized) for Class A shares was 0.50%. Sales charges are not included in the calculations of return in this bar chart, and if those charges were included, the returns would be less than those shown. During the period shown in the bar chart, the highest return (not annualized) for a calendar quarter was 11.30% (2Q'97) and the lowest return (not annualized) for a calendar quarter was -6.09% (3Q'90).


--------------------------------- ------------------------- ---------------------------- ---------------------------
Average   Annual  Total  Returns
for the periods ending  December        Past 1 Year                Past 5 Years                Past 10 Years
31, 1997                                                    (or life of class, if less)    (or life of class, if
                                                                                                   less)
--------------------------------- ------------------------- ---------------------------- ---------------------------
--------------------------------- ------------------------- ---------------------------- ---------------------------

 Oppenheimer Equity Income Fund            22.22%                     15.89%                       13.35%
        (Class A Shares)

--------------------------------- ------------------------- ---------------------------- ---------------------------
--------------------------------- ------------------------- ---------------------------- ---------------------------

 Oppenheimer Equity Income Fund            23.68%                     15.59%*                       N/A
        (Class B Shares)

--------------------------------- ------------------------- ---------------------------- ---------------------------
--------------------------------- ------------------------- ---------------------------- ---------------------------

Oppenheimer  Equity  Income Fund           27.74%                     24.05%*                       N/A
(Class C Shares)

--------------------------------- ------------------------- ---------------------------- ---------------------------
--------------------------------- ------------------------- ---------------------------- ---------------------------

S&P 500 Index                              31.01%                     17.36%                      14.65%*

--------------------------------- ------------------------- ---------------------------- ---------------------------

* Inception  dates of classes:  Class A: 12/1/70.  Class B: 8/17/93.  Class C: 11/1/95.  The index  performance  is shown from 12/31/87.


The Fund's average annual total returns in the table include the applicable sales charge for Classes A, B and C shares: for Class A, the current maximum initial sales charge of 5.75%; for Class B, the contingent deferred sales charges of 5% (1-year) and 3% (life of class); and for Class C, the 1% contingent deferred sales charge for the 1-year period.


The returns measure the performance of a hypothetical account and assume that all dividends and capital gains distributions have been reinvested in additional shares. Because the Fund invests primarily in stocks, the Fund's performance is compared to the S&P 500 Index, an unmanaged index of equity securities that is a measure of the general domestic stock market. However, it must be remembered that the index performance reflects the reinvestment of dividends but does not consider the effects of capital gains or transaction costs, and the Fund invests also in debt securities, which are not included in the index.




Fees and Expenses of the Fund

         The Fund pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services. Those expenses are subtracted from the Fund's assets to calculate the Fund's net asset value per share. All shareholders therefore pay those expenses indirectly. Shareholders pay other expenses directly, such as sales charges and account transaction charges. The following tables are provided to help you understand the fees and expenses you may pay if you buy and hold shares of the Fund. The numbers below are based on the Fund's expenses during its fiscal year ended August 31, 1998.

Shareholder Fees (charges paid directly from your investment):

-------------------------------------- ----------------------- ------------------------ -----------------------------
                                           Class A Shares          Class B Shares              Class C Shares
-------------------------------------- ----------------------- ------------------------ -----------------------------
-------------------------------------- ----------------------- ------------------------ -----------------------------

Maximum Sales Charge (Load) on
purchases                                      5.75%                    None                        None
(as % of offering price)

-------------------------------------- ----------------------- ------------------------ -----------------------------
-------------------------------------- ----------------------- ------------------------ -----------------------------

Maximum Deferred Sales Charge (Load)
(as % of the lower of the original
offering price or redemption                   None1                     5%2                        1%3
proceeds)

-------------------------------------- ----------------------- ------------------------ -----------------------------


1. A contingent deferred sales charge may apply to redemptions of investments of $1 million or more ($500,000 for retirement plan accounts) of Class A shares. See "How to Buy Shares" for details.

2. Applies to redemptions in first year after purchase. The contingent deferred sales charge declines to 1% in the sixth year and is eliminated after that.
3. Applies to shares redeemed within 12 months of purchase.


Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)

---------------------------------------- ----------------------- -------------------------- -------------------------
                                             Class A Shares           Class B Shares             Class C Shares
---------------------------------------- ----------------------- -------------------------- -------------------------
---------------------------------------- ----------------------- -------------------------- -------------------------

            Management Fees                               0.52%                      0.52%                     0.52%

---------------------------------------- ----------------------- -------------------------- -------------------------
---------------------------------------- ----------------------- -------------------------- -------------------------

Distribution   and/or  Service  (12b-1)                   0.20%                      1.00%                     1.00%
Fees

---------------------------------------- ----------------------- -------------------------- -------------------------
---------------------------------------- ----------------------- -------------------------- -------------------------

            Other Expenses                                0.15%                      0.15%                     0.15%

---------------------------------------- ----------------------- -------------------------- -------------------------
---------------------------------------- ----------------------- -------------------------- -------------------------

    Total Annual Operating Expenses                       0.87%                      1.67%                     1.67%


--- ----------------------- -------------------------- -------------------------
Numbers in the chart are based on the Fund's expenses in the last fiscal year, ended 8/31/98. Expenses may vary in future years. "Other expenses" include transfer agent fees, custodial expenses, and accounting and legal expenses the Fund pays.
--------------------------------------------------------------------------------

Examples. These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

         The examples assume that you invest $10,000 in a class of shares of the Fund for the time periods indicated and reinvest your dividends and distributions. The first example assumes that you redeem all of your shares at the end of those periods. The second example assumes that you keep your shares. Both examples also assume that your investment has a 5% return each year and that the class's operating expenses remain the same. Your actual costs may be higher or lower because expenses will vary over time. Based on these assumptions your expenses would be as follows:

------------------------------------ --------------------- -------------------- ------------------ -------------------
If shares are redeemed:                     1 Year               3 Years             5 Years           10 Years1
------------------------------------ --------------------- -------------------- ------------------ -------------------
------------------------------------ --------------------- -------------------- ------------------ -------------------
Class A Shares                                       $659                 $837             $1,029              $1,586
------------------------------------ --------------------- -------------------- ------------------ -------------------
------------------------------------ --------------------- -------------------- ------------------ -------------------
Class B Shares                                       $670                 $826             $1,107              $1,567
------------------------------------ --------------------- -------------------- ------------------ -------------------
------------------------------------ --------------------- -------------------- ------------------ -------------------

Class C Shares                                       $270                 $526               $907              $1,976

------------------------------------ --------------------- -------------------- ------------------ -------------------

------------------------------------ --------------------- -------------------- ------------------ -------------------
If shares are not redeemed:                 1 Year               3 Years             5 Years           10 Years1
------------------------------------ --------------------- -------------------- ------------------ -------------------
------------------------------------ --------------------- -------------------- ------------------ -------------------
Class A Shares                                       $659                 $837             $1,029              $1,586
------------------------------------ --------------------- -------------------- ------------------ -------------------
------------------------------------ --------------------- -------------------- ------------------ -------------------
Class B Shares                                       $170                 $526               $907              $1,567
------------------------------------ --------------------- -------------------- ------------------ -------------------
------------------------------------ --------------------- -------------------- ------------------ -------------------
Class C Shares                                       $170                 $526               $907              $1,976
------------------------------------ --------------------- -------------------- ------------------ -------------------

In the first example, expenses include the initial sales charge for Class A and the applicable Class B or Class C contingent deferred sales charges. In the second example, the Class A expenses include the sales charge, but Class B and Class C expenses do not include the contingent deferred sales charges. 1. Class B expenses for years 7 through 10 are based on Class A expenses, since Class B shares automatically convert to Class A after 6 years.


About the Fund's Investments


The Fund's Principal Investment Policies. The composition of the Fund's portfolio among the different types of permitted investments will vary over time based upon the evaluation of economic and market trends by the Manager. The Fund's portfolio might not always include all of the different types of investments described below. The Statement of Additional Information contains more detailed information about the Fund's investment policies and risks.

         n Equity Investments. The Fund invests 65% of its total assets in income producing equity securities, under normal market conditions. These are common and preferred stocks and securities convertible into common stocks. The Fund generally focuses on securities of issuers that have large capitalizations. They may pay higher dividends than small or medium capitalization companies and historically have tended to be less volatile than securities of smaller issuers. However, the Fund can buy stocks of issuers of all capitalization ranges.

         The Fund may invest in equity securities both for current income from dividends as well as secondarily for growth opportunities. The mix of equities and debt securities in the Fund's portfolio will vary over time depending on the Manager's judgment about market and economic conditions.


         Equity securities include common stocks, as well as "equity equivalents" such as preferred stocks and securities convertible into common stock. They can include securities issued by domestic or foreign companies. Preferred stock has a set dividend rate and ranks after bonds and before common stocks in its claim for dividends and on assets if the issuer is liquidated or becomes bankrupt. The Manager considers convertible securities to be "equity equivalents" because of the conversion feature and because their rating has less impact on the investment decision than in the case of debt securities.


         Debt Securities. The Fund can also invest in debt securities, such as securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, foreign government securities, real estate investment trusts, and foreign and domestic corporate bonds and debentures. They are selected primarily for their income possibilities, and while they will generally comprise not more than 35% of the Fund's total assets, the emphasis on them may increase when the stock market is volatile.


         The debt securities the Fund buys may be rated by nationally recognized rating organizations or they may be unrated securities assigned an equivalent rating by the Manager. The Fund's investments may be above or below investment grade in credit quality.


                  o U.S. Treasury Obligations. These include Treasury bills (maturities of one year or less when issued), Treasury notes (maturities of from one to ten years), and Treasury bonds (maturities of more than ten years). Treasury securities are backed by the full faith and credit of the United States as to timely payments of interest and repayments of principal. They also can include U. S. Treasury securities that have been "stripped" by a Federal Reserve Bank, zero-coupon U.S. Treasury securities described below, and as Treasury
Inflation-Protection Securities ("TIPS"). Although not rated, Treasury obligations have little credit risk but are subject to interest rate risk.

                  o Special Credit Risks of Lower-Grade Securities. All corporate debt securities (whether foreign or domestic) are subject to some degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments on a security as they become due. The Fund can invest up to 25% of its total assets in "lower-grade" securities are commonly known as "junk bonds." There are securities rated below "Baa" by Moody's Investors Service, Inc. or "BBB" by Standard & Poors Rating Agency or similar ratings by other ratings organizations, or unrated securities assigned a comparable rating by the Manager. However, the Fund cannot invest more than 10% of its total assets in lower-grade securities that are not convertible.


         While investment grade securities are subject to risks of non-payment of interest and principal, higher yielding lower-grade bonds, whether rated or unrated, have greater risks than investment grade securities. They may be subject to greater market fluctuations and risk of loss of income and principal than investment grade securities. There may be less of a market for them and therefore they may be harder to sell at an acceptable price. There is a relatively greater possibility that the issuer's earnings may be insufficient to make the payments of interest and principal due on the bonds. These risks mean that the Fund may not achieve the expected income from lower-grade securities, and that the Fund's net asset value per share may be affected by declines in value of these securities.


         n Can the Fund's Investment Objective and Policies Change? The Fund's Board of Trustees may change non-fundamental investment policies without shareholder approval, although significant changes will be described in amendments to this Prospectus. Fundamental policies cannot be changed without the approval of a majority of the Fund's outstanding voting shares. The Fund's investment objectives are fundamental policies. Other investment restrictions that are fundamental policies are listed in the Statement of Additional Information. An investment policy or technique is not fundamental unless this Prospectus or the Statement of Additional Information says that it is.


         n Portfolio Turnover. The Fund may engage in some short-term trading to try to achieve its objective. Portfolio turnover affects brokerage costs the Fund pays. If the Fund realizes capital gains when it sells its portfolio investments, it must generally pay those gains out to shareholders, increasing their taxable distributions. The Fund does not expect to have a portfolio turnover rate in excess of 100% annually. The Financial Highlights table below shows the Fund's portfolio turnover rates during prior fiscal years.


Other Investment Strategies. To seek its objectives, the Fund can also use the investment techniques and strategies described below. The Manager might not always use all of the different types of techniques and investments described below. These techniques involve certain risks, although some are designed to help reduce investment or market risks.


         n Zero-Coupon and "Stripped" Securities. Some of the debt securities the Fund buys are zero-coupon bonds that pay no interest and are issued at a substantial discount from their face value. Others are debt securities that have been "stripped" of their interest coupons. They may be securities issued by the U.S. government or private issuers. Zero-coupon and stripped securities are subject to greater fluctuations in price from interest rate changes than interest-bearing securities. The Fund may have to pay out the imputed income on zero coupon securities without receiving the actual cash currently.


         n "When-Issued" and Delayed-Delivery Transactions. The Fund may purchase securities on a "when-issued" basis and may purchase or sell securities on a "delayed-delivery" basis. These terms refer to securities that have been created and for which a market exists, but which are not available for immediate delivery. There may be a risk of loss to the Fund if the value of the security declines prior to the settlement date.

         n Illiquid and Restricted Securities. Investments may be illiquid because of the absence of an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the Securities Act of 1933. The Fund will not invest more than 10% of its net assets in illiquid or restricted securities (the Board can increase that limit to 15%). Certain restricted securities that are eligible for resale to qualified institutional purchasers are not subject to that limit. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

         n Derivative Investments. The Fund can invest in a number of different kinds of "derivative" investments. In the broadest sense, exchange-traded options, futures contracts, and other hedging instruments the Fund might use may be considered "derivative investments." In addition to using hedging instruments, the Fund may use other derivative investments such as structured notes or other debt securities where value or income is linked to the performance of an index or other investment. They offer the potential for increased income and principal value, but are subject to credit risks and interest rate risks.


     Markets underlying securities and indices may move in a direction not anticipated by the Manager. Interest rate and stock market changes in the U.S. and abroad may also influence the performance of derivatives. As a result of these risks the Fund could realize less principal or income from the investment than expected. Certain derivative investments held by the Fund may be illiquid.

         n Hedging. The Fund can buy and sell certain kinds of futures contracts, put and call options, forward contracts, interest rate swaps and options on futures and broadly-based securities indices. These are all referred to as "hedging instruments." The Fund does not use hedging instruments for speculative purposes, and limits its use of them. The Fund is not required to use hedging instruments in seeking its goal and does not typically use them to a significant degree.

     The Fund could buy and sell options, futures and forward contracts for a number of purposes. It might do so to try to manage its exposure to the possibility that the prices of its portfolio securities may decline, or to establish a position in the securities market as a temporary substitute for purchasing individual securities. It might do so to try to manage its exposure to changing interest rates.

         Some of these strategies would hedge the Fund's portfolio against price fluctuations. Other hedging strategies, such as buying futures and call options, would tend to increase the Fund's exposure to the securities market. Forward contracts are used to try to manage foreign currency risks on the Fund's foreign investments. Foreign currency options could be used to try to protect against declines in the dollar value of foreign securities the Fund owns, or to protect against an increase in the dollar cost of buying foreign securities. Writing covered call options might also provide income to the Fund for liquidity purposes or to raise cash to distribute to shareholders.


         Options trading involves the payment of premiums and has special tax effects on the Fund. There are also special risks in particular hedging strategies. For example, if a covered call written by the Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price and will not be able to realize any profit if the investment has increased in value above the call price. In writing a put, there is a risk that the Fund may be required to buy the underlying security at a disadvantageous price.


         If the Manager used a hedging instrument at the wrong time or judged market conditions incorrectly, the strategy could reduce the Fund's return. The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market.

Temporary Defensive Investments. In times of unstable market or economic conditions, the Fund can invest up to 100% of its assets in temporary defensive investments. Generally they would be debt securities such as U.S. government securities, commercial paper, bank obligations or repurchase agreements. The Fund may also hold these types of securities pending the investment of proceeds from the sale of Fund shares or portfolio securities or to meet anticipated redemptions of Fund shares.


Year 2000 Risks. Because many computer software systems in use today cannot distinguish the year 2000 from the year 1900, the markets for securities in which the Fund invests could be detrimentally affected by computer failures beginning January 1, 2000. Failure of computer systems used for securities trading could result in settlement and liquidity problems for the Fund and other investors. That failure could have a negative impact on handling securities trades, pricing and accounting services. Data processing errors by government issuers of securities could result in economic uncertainties, and those issuers may incur substantial costs in attempting to prevent or fix such errors, all of which could have a negative effect on the Fund's investments and returns.


         The Manager, the Distributor and the Transfer Agent have been working on necessary changes to their computer systems to deal with the year 2000 and expect that their systems will be adapted in time for that event, although there cannot be assurance of success. Additionally, the services they provide depend on the interaction of their computer systems with those of brokers, information services, the Fund's Custodian and other parties. Therefore, any failure of the computer systems of those parties to deal with the year 2000 may also have a negative effect on the services they provide to the Fund. The extent of that risk cannot be ascertained at this time.



How the Fund Is Managed


The Manager. The Fund's investment Manager, OppenheimerFunds, Inc., chooses the Fund's investments and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Board of Trustees, under an Investment Advisory Agreement that states the Manager's responsibilities. The Agreement sets forth the fees paid by the Fund to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

         The Manager has operated as an investment adviser since 1959. The Manager (including subsidiaries) currently manages investment companies, including other Oppenheimer funds, with assets of more than $85 billion as of September 30, 1998, and with more than 4 million shareholder accounts. The Manager is located at Two World Trade Center, 34th Floor, New York, New York 10048-0203.


         n Portfolio Manager. The portfolio manager of the Fund is John Doney, who is a Vice President of the Fund and of the Manager. He has been responsible for the day-to-day management of the Fund's portfolio since June 22, 1992.


         n Advisory Fees. Under the Investment Advisory Agreement, the Fund pays the Manager an advisory fee at an annual rate that declines on additional assets as the Fund grows: 0.75% of the first $100 million of average annual net assets of the Fund, 0.70% of the next $100 million, 0.65% of the next $100 million, 0.60% of the next $100 million, 0.55% of the next $100 million and 0.50% of average annual net assets in excess of $500 million. The Fund's management fee for its last fiscal year ended August 31, 1998 was 0.52% of average annual net assets for each class of shares.



--------------------------------------------------------------------------------
About Your Account
--------------------------------------------------------------------------------

How to Buy Shares


How Are Shares Purchased? You can buy shares several ways -- through any dealer, broker or financial institution that has a sales agreement with the Fund's Distributor, or directly through the Distributor, or automatically through an Asset Builder Plan under the OppenheimerFunds AccountLink service. The Distributor may appoint certain servicing agents to accept purchase (and redemption) orders. The Distributor, in its sole discretion, may reject any purchase order for the Fund's shares.


     |X| Buying Shares Through Your Dealer. Your dealer will place your order with the Distributor on your behalf.

         |X| Buying Shares Through the Distributor. Complete an OppenheimerFunds New Account Application and return it with a check payable to "OppenheimerFunds Distributor, Inc." Mail it to P.O. Box 5270, Denver, Colorado 80217. If you don't list a dealer on the application, the Distributor will act as your agent in buying the shares. However, we recommend that you discuss your investment with a financial advisor before your make a purchase to be sure that the Fund is appropriate for you.

         |X| Buying Shares by Federal Funds Wire. Shares purchased through the Distributor may be paid for by Federal Funds wire. The minimum investment is $2,500. Before sending a wire, call the Distributor's Wire Department at 1-800-525-7048 to notify the Distributor of the wire, and to receive further instructions.


         |X| Buying Shares Through OppenheimerFunds AccountLink. With AccountLink, shares are purchased for your account on the regular business day the Distributor is instructed by you to initiate the Automated Clearing House
(ACH) transfer to buy the shares. You can provide those instructions automatically, under an Asset Builder Plan, described below, or by telephone instructions using OppenheimerFunds PhoneLink, also described below. Please refer to "AccountLink," below for more details.


         |X| Buying Shares Through Asset Builder Plans. You may purchase shares of the Fund (and up to four other Oppenheimer funds) automatically each month from your account at a bank or other financial institution under an Asset Builder Plan with AccountLink. Details are in the Asset Builder Application and the Statement of Additional Information.

How Much Must You Invest? You can open a Fund account with a minimum initial investment of $1,000 and make additional investments at any time with as little as $25. There are reduced minimum investments under special investment plans.

         |_| With Asset Builder Plans, 403(b) plans, Automatic Exchange Plans and military allotment plans, you can make initial and subsequent investments for as little as $25. Subsequent purchases of at least $25 can be made by telephone through AccountLink.

         o Under retirement plans, such as IRAs, pension and profit-sharing plans and 401(k) plans, you can start your account with as little as $250. If your IRA is started under an Asset Builder Plan, the $25 minimum applies. Additional purchases may be as little as $25.

         |_| The minimum investment requirement does not apply to reinvesting dividends from the Fund or other Oppenheimer funds (a list of them appears in the Statement of Additional Information, or you can ask your dealer or call the Transfer Agent), or reinvesting distributions from unit investment trusts that have made arrangements with the Distributor.

At What Price Are Shares Sold? Shares are sold at their offering price (the net asset value per share plus any initial sales charge that applies). The offering price that applies to a purchase order is based on the next calculation of the net asset value per share that is made after the Distributor receives the purchase order at its offices in Denver, Colorado, or after any agent appointed by the Distributor receives the order and sends it to the Distributor.

         |_| The net asset value of each class of shares is determined as of the close of The New York Stock Exchange, on each day the Exchange is open for trading (referred to in this Prospectus as a "regular business day"). The Exchange normally closes at 4:00 P.M., New York time, but may close earlier on some days. (All references to time in this Prospectus mean "New York time").

         The net asset value per share is determined by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. To determine net asset value, the Fund's Board of Trustees has established procedures to value the Fund's securities, in general based on market value. The Board has adopted special procedures for valuing illiquid and restricted securities and obligations for which market values cannot be readily obtained.

         |_| To receive the offering price for a particular day, in most cases the Distributor or its designated agent must receive your order by the time of day The New York Stock Exchange closes that day. If your order is received on a day when the Exchange is closed or after it has closed, the order will receive the next offering price that is determined after your order is received.

         |_| If you buy shares through a dealer, your dealer must receive the order by the close of The New York Stock Exchange and transmit it to the Distributor so that it is received before the Distributor's close of business on a regular business day (normally 5:00 P.M.) to receive that day's offering price. Otherwise, the order will receive the next offering price that is determined.

--------------------------------------------------------------------------------

What Classes of Shares Does the Fund Offer? The Fund offers investors three different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and will likely have different share prices. When you buy shares, be sure to specify the class of shares. If you do not choose a class, your investment will be made in Class A shares.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

         |X| Class A Shares. If you buy Class A shares, you pay an initial sales charge (on investments up to $1 million for regular accounts or $500,000 for certain retirement plans). The amount of that sales charge will vary depending on the amount you invest. The contingent deferred sales charge rates are listed in "How Can I Buy Class A Shares?" below.

         |X| Class B Shares. If you buy Class B shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge, and if you sell your shares within six years of buying them, you will normally pay a contingent deferred sales charge. That contingent deferred sales charge varies depending on how long you own your shares, as described in "How Can I Buy Class B Shares?" below.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
         |X| Class C Shares. If you buy Class C shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge, and if you sell your shares within 12 months of buying them, you will normally pay a contingent deferred sales charge of 1%, as described in "How Can I Buy Class C Shares?" below.

Which Class of Shares Should You Choose? Once you decide that the Fund is an appropriate investment for you, the decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial advisor. Some factors to consider are how much you plan to invest and how long you plan to hold your investment. If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate those factors to see if you should consider another class of shares. The Fund's operating costs that apply to a class of shares and the effect of the different types of sales charges on your investment will vary your investment results over time.

         The discussion below is not intended to be investment advice or a recommendation, because each investor's financial considerations are different. You should review these factors with your financial advisor. The discussion below assumes that you will purchase only one class of shares, and not a combination of shares of different classes.

         |X| How Long Do You Expect to Hold Your Investment? While future financial needs cannot be predicted with certainty, knowing how long you expect to hold your investment will assist you in selecting the appropriate class of shares. Because of the effect of class-based expenses, your choice will also depend on how much you plan to invest. For example, the reduced sales charges available for larger purchases of Class A shares may, over time, offset the effect of paying an initial sales charge on your investment, compared to the effect over time of higher class-based expenses on shares of Class B or Class C
 .
         |_| Investing for the Short Term. If you have a relatively short-term investment horizon (that is, you plan to hold your shares for not more than six years), you should probably consider purchasing Class A or Class C shares rather than Class B shares. That is because of the effect of the Class B contingent deferred sales charge if you redeem within six years, as well as the effect of the Class B asset-based sales charge on the investment return for that class in the short-term. Class C shares might be the appropriate choice (especially for investments of less than $100,000), because there is no initial sales charge on Class C shares, and the contingent deferred sales charge does not apply to amounts you sell after holding them one year.

         However, if you plan to invest more than $100,000 for the shorter term, then as your investment horizon increases toward six years, Class C shares might not be as advantageous as Class A shares. That is because the annual asset-based sales charge on Class C shares will have a greater impact on your account over the longer term than the reduced front-end sales charge available for larger purchases of Class A shares.

         And for investors who invest $1 million or more, in most cases Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares. For that reason, the Distributor normally will not accept purchase orders of $500,000 or more of Class B shares or $1 million or more of Class C shares from a single investor.

         |_| Investing for the Longer Term. If you are investing less than $100,000 for the longer-term, for example for retirement, and do not expect to need access to your money for seven years or more, Class B shares may be appropriate.

         Of course, these examples are based on approximations of the effect of current sales charges and expenses projected over time, and do not detail all of the considerations in selecting a class of shares. You should analyze your options carefully with your financial advisor before making that choice.

         |X| Are There Differences in Account Features That Matter to You? Some account features may not be available to Class B or Class C shareholders. Other features (such as Automatic Withdrawal Plans) may not be advisable (because of the effect of the contingent deferred sales charge) for Class B or Class C shareholders. Therefore, you should carefully review how you plan to use your investment account before deciding which class of shares to buy.

         Additionally, the dividends payable to Class B and Class C shareholders will be reduced by the additional expenses borne by those classes that are not borne by Class A shares, such as the Class B and Class C asset-based sales charge described below and in the Statement of Additional Information. Share certificates are not available for Class B and Class C shares, and if you are considering using your shares as collateral for a loan, that may be a factor to consider.


         |X| How Does It Affect Payments to My Broker? A salesperson, such as a broker, may receive different compensation for selling one class of shares than for selling another class. It is important to remember that Class B and Class C contingent deferred sales charges and asset-based sales charges have the same purpose as the front-end sales charge on sales of Class A shares: to compensate the Distributor for commissions and expenses it pays to dealers and financial institutions for selling shares. The Distributor may pay additional compensation from its own resources to securities dealers or financial institutions based upon the value of shares of the Fund owned by the dealer or financial institution for its own account or for its customers.

Special Sales Charge Arrangements and Waivers. Appendix C to the Statement of Additional Information details the conditions for the waiver of sales charges that apply in certain cases, and the special sales charge rates that apply to purchases of shares of the Fund by certain groups, or under specified retirement plan arrangements or in other special types of transactions.


How Can I Buy Class A Shares? Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge. However, in some cases, described below, purchases are not subject to an initial sales charge, and the offering price will be the net asset value. In other cases, reduced sales charges may be available, as described below or in the Statement of Additional Information. Out of the amount you invest, the Fund receives the net asset value to invest for your account.

         The sales charge varies depending on the amount of your purchase. A portion of the sales charge may be retained by the Distributor or allocated to your dealer as commission. The Distributor reserves the right to reallow the entire commission to dealers. The current sales charge rates and commissions paid to dealers and brokers are as follows:

  ------------------------------------ ------------------------ ------------------------- -------------------------

                                       Front-End Sales          Front-End Sales
                                       Charge As a              Charge As a               Commission As
                                       Percentage of            Percentage of Net         Percentage of
  Amount of Purchase                   Offering Price           Amount Invested           Offering Price

  ------------------------------------ ------------------------ ------------------------- -------------------------
  ------------------------------------ ------------------------ ------------------------- -------------------------

  Less than $25,000                             5.75%                    6.10%                     4.75%

  ------------------------------------ ------------------------ ------------------------- -------------------------
  ------------------------------------ ------------------------ ------------------------- -------------------------

  $25,000 or more but                           5.50%                    5.82%                     4.75%
  less than $50,000

  ------------------------------------ ------------------------ ------------------------- -------------------------
  ------------------------------------ ------------------------ ------------------------- -------------------------

  $50,000 or more but                           4.75%                    4.99%                     4.00%
  less than $100,000

  ------------------------------------ ------------------------ ------------------------- -------------------------
  ------------------------------------ ------------------------ ------------------------- -------------------------

  $100,000 or more but                          3.75%                    3.90%                     3.00%
  less than $250,000

  ------------------------------------ ------------------------ ------------------------- -------------------------
  ------------------------------------ ------------------------ ------------------------- -------------------------

  $250,000 or more but                          2.50%                    2.56%                     2.00%
  less than $500,000

  ------------------------------------ ------------------------ ------------------------- -------------------------
  ------------------------------------ ------------------------ ------------------------- -------------------------

  $500,000 or more but                          2.00%                    2.04%                     1.60%
  less than $1 million

  ------------------------------------ ------------------------ ------------------------- -------------------------


         |X| Class A Contingent Deferred Sales Charge. There is no initial sales charge on purchases of Class A shares of any one or more of the Oppenheimer funds aggregating $1 million or more or for certain purchases by particular types of retirement plans described in Appendix C to the Statement of Additional Information. The Distributor pays dealers of record commissions in an amount equal to 1.0% of purchases of $1 million or more other than by those retirement accounts. For those retirement plan accounts, the commission is 1.0% of the first $2.5 million, plus 0.50% of the next $2.5 million, plus 0.25% of purchases over $5 million, calculated on a calendar year basis. In either case, the commission will be paid only on purchases that were not previously subject to a front-end sales charge and dealer commission.1

         If you redeem any of those shares within 18 months of the end of the calendar month of their purchase, a contingent deferred sales charge (called the "Class A contingent deferred sales charge") may be deducted from the redemption proceeds. That sales charge will be equal to 1.0% of the lesser of (1) the aggregate net asset value of the redeemed shares at the time of redemption (excluding shares purchased by reinvestment of dividends or capital gain distributions) or (2) the original net asset value of the redeemed shares. However, the Class A contingent deferred sales charge will not exceed the aggregate amount of the commissions the Distributor paid to your dealer on all purchases of Class A shares of all Oppenheimer funds you made that were subject to the Class A contingent deferred sales charge.


         In determining whether a contingent deferred sales charge is payable when shares are redeemed, the Fund will first redeem shares that are not subject to the sales charge, including shares purchased by reinvestment of dividends and capital gains. Then the Fund will redeem other shares in the order in which you purchased them. The Class A contingent deferred sales charge is waived in certain cases described in Appendix C to the Statement of Additional Information.


         The Class A contingent deferred sales charge is not charged on exchanges of shares under the Fund's exchange privilege (described below). However, if the shares acquired by exchange are redeemed within 18 calendar months of the end of the calendar month in which the exchanged shares were originally purchased, then the sales charge will apply.


How Can I Reduce Sales Charges for Class A Share Purchases? You may be eligible to buy Class A shares at reduced sales charge rates under the Fund's "Right of Accumulation" or a Letter of Intent, as described in "Reduced Sales Charges" in the Statement of Additional Information:


         |X| Waivers of Class A Sales Charges. The Class A initial and contingent deferred sales charges are not imposed in the circumstances described in Appendix C to the Statement of Additional Information. In order to receive a waiver of the Class A contingent deferred sales charge, you must notify the Transfer Agent when purchasing shares whether any of the special conditions apply.


How Can I Buy Class B Shares? Class B shares are sold at net asset value per share without an initial sales charge. However, if Class B shares are redeemed within 6 years of their purchase, a contingent deferred sales charge will be deducted from the redemption proceeds. The Class B contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class B shares.

         The contingent deferred sales charge will be based on the lesser of the net asset value of the redeemed shares at the time of redemption or the original net asset value. The contingent deferred sales charge is not imposed on:

         |_| the amount of your account value represented by an increase in net asset value over the initial purchase price, |_| shares purchased by the reinvestment of dividends or capital gains distributions, or |_| shares redeemed in the special circumstances described in Appendix C to the Statement of Additional Information.


         To determine whether the contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order:
         1. shares acquired by reinvestment of dividends and capital gains distributions,
         2. shares held for over 6 years, and
         3. shares held the longest during the 6-year period.

         The amount of the contingent deferred sales charge will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule:

  --------------------------------------------------------- -------------------------------------------------------

                                                            Contingent Deferred Sales Charge on
  Years Since Beginning of Month in Which                   Redemptions in That Year
  Purchase Order was Accepted                               (As % of Amount Subject to Charge)

  --------------------------------------------------------- -------------------------------------------------------
  --------------------------------------------------------- -------------------------------------------------------

                           0 - 1                                                     5.0%

  --------------------------------------------------------- -------------------------------------------------------
  --------------------------------------------------------- -------------------------------------------------------

                           1 - 2                                                     4.0%

  --------------------------------------------------------- -------------------------------------------------------
  --------------------------------------------------------- -------------------------------------------------------

                           2 - 3                                                     3.0%

  --------------------------------------------------------- -------------------------------------------------------
  --------------------------------------------------------- -------------------------------------------------------

                           3 - 4                                                     3.0%

  --------------------------------------------------------- -------------------------------------------------------
  --------------------------------------------------------- -------------------------------------------------------

                           4 - 5                                                     2.0%

  --------------------------------------------------------- -------------------------------------------------------
  --------------------------------------------------------- -------------------------------------------------------

                           5 - 6                                                     1.0%

  --------------------------------------------------------- -------------------------------------------------------
  --------------------------------------------------------- -------------------------------------------------------

                      6 and following                                                None

  --------------------------------------------------------- -------------------------------------------------------

In the table, a "year" is a 12-month period. In applying the sales charge, all purchases are considered to have been made on the first regular business day of the month in which the purchase was made.


         |X| Automatic Conversion of Class B Shares. Class B shares automatically convert to Class A shares 72 months after you purchase them. This conversion feature relieves Class B shareholders of the asset-based sales charge that applies to Class B shares under the Class B Distribution and Service Plan, described below. The conversion is based on the relative net asset value of the two classes, and no sales load or other charge is imposed. When Class B shares convert, any other Class B shares that were acquired by the reinvestment of dividends and distributions on the converted shares will also convert to Class A shares. The conversion feature is subject to the continued availability of a tax ruling described in the Statement of Additional Information.


How Can I Buy Class C Shares? Class C shares are sold at net asset value per share without an initial sales charge. However, if Class C shares are redeemed within 12 months of their purchase, a contingent deferred sales charge of 1.0% will be deducted from the redemption proceeds. The Class C contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class C shares.

         The contingent deferred sales charge will be based on the lesser of the net asset value of the redeemed shares at the time of redemption or the original net asset value. The contingent deferred sales charge is not imposed on:

         |_| the amount of your account value represented by the increase in net asset value over the initial purchase price, shares purchased by the reinvestment of dividends or capital gains distributions, or
o shares redeemed in the special circumstances described in Appendix C to the Statement of Additional Information.


         To determine whether the contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order:
         1. shares acquired by reinvestment of dividends and capital gains distributions,
         2. shares held for over 12 months, and
         3. shares held the longest during the 12-month period.


Distribution and Service (12b-1) Plans.

         |X| Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund that were acquired on or after April 1, 1991. The rate is 0.15% of average annual net assets represented by shares acquired before that date. The Distributor currently uses all of those fees to reimburse dealers, brokers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares.

         |X| Distribution and Service Plans for Class B and Class C Shares. The Fund has adopted Distribution and Service Plans for Class B and Class C shares to compensate the Distributor for its services and costs in distributing Class B and Class C shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares. The Distributor also receives a service fee of 0.25% per year under each plan.

         The asset-based sales charge and service fees increase Class B and Class C expenses by up to 1.00% of the net assets per year of the respective class. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

         The Distributor uses the service fees to compensate dealers for providing personal services for accounts that hold Class B or Class C shares. The Distributor pays the 0.25% service fees to dealers in advance for the first year after the shares were sold by the dealer. After the shares have been held for a year, the Distributor pays the service fees to dealers on a quarterly basis.

         The Distributor currently pays sales commission of 3.75% of the purchase price of Class B shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sales of Class B shares is therefore 4.00% of the purchase price. The Distributor retains the Class B asset-based sales charge.


         The Distributor currently pays sales commissions of 0.75% of the purchase price of Class C shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of Class C shares is therefore 1.00% of the purchase price. The Distributor pays the asset-based sales charge as an ongoing commission to the dealer on Class C shares that have been outstanding for a year or more.


Special Investor Services

AccountLink. You can use our AccountLink feature to link your Fund account with an account at a U.S. bank or other financial institution. It must be an Automated Clearing House (ACH) member. AccountLink lets you:
         |_| transmit funds electronically to purchase shares by telephone (through a service representative or by PhoneLink) or automatically under Asset Builder Plans, or |_| have the Transfer Agent send redemption proceeds or transmit dividends and distributions directly to your bank account. Please call the Transfer Agent for more information.

         You may purchase shares by telephone only after your account has been established. To purchase shares in amounts up to $250,000 through a telephone representative, call the Distributor at 1-800-852-8457. The purchase payment will be debited from your bank account.

         AccountLink privileges should be requested on your Application or your dealer's settlement instructions if you buy your shares through a dealer. After your account is established, you can request AccountLink privileges by sending signature-guaranteed instructions to the Transfer Agent. AccountLink privileges will apply to each shareholder listed in the registration on your account as well as to your dealer representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any change of bank account information must be made by signature-guaranteed instructions to the Transfer Agent signed by all shareholders who own the account.

PhoneLink. PhoneLink is the OppenheimerFunds automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone phone. PhoneLink may be used on already-established Fund accounts after you obtain a Personal Identification Number (PIN), by calling the special PhoneLink number, 1-800-533-3310.

         |_| Purchasing Shares. You may purchase shares in amounts up to $100,000 by phone, by calling 1-800-533-3310. You must have established AccountLink privileges to link your bank account with the Fund to pay for these purchases.


         |_| Exchanging Shares. With the OppenheimerFunds Exchange Privilege, described below, you can exchange shares automatically by phone from your Fund account to another OppenheimerFunds account you have already established by calling the special PhoneLink number.


         |_| Selling Shares. You can redeem shares by telephone automatically by calling the PhoneLink number and the Fund will send the proceeds directly to your AccountLink bank account. Please refer to "How to Sell Shares," below for details. Can I Submit Transaction Requests by Fax? You may send requests for certain types of account transactions to the Transfer Agent by fax (telecopier). Please call 1-800-525-7048 for information about which transactions may be handled this way. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this Prospectus.

OppenheimerFunds Internet Web Site. You can obtain information about the Fund, as well as your account balance, on the OppenheimerFunds Internet web site, at http://www.oppenheimerfunds.com. Additionally, shareholders listed in the account registration (and the dealer of record) may request certain account transactions through a special section of that web site. To perform account transactions, you must first obtain a personal identification number (PIN) by calling the Transfer Agent at 1-800-533-3310. If you do not want to have Internet account transaction capability for your account, please call the Transfer Agent at 1-800-525-7048.


Automatic Withdrawal and Exchange Plans. The Fund has several plans that enable you to sell shares automatically or exchange them to another OppenheimerFunds account on a regular basis. Please call the Transfer Agent or consult the Statement of Additional Information for details.


Reinvestment Privilege. If you redeem some or all of your Class A or Class B shares of the Fund, you have up to 6 months to reinvest all or part of the redemption proceeds in Class A shares of the Fund or other Oppenheimer funds without paying a sales charge. This privilege applies only to Class A shares that you purchased subject to an initial sales charge and to Class A or Class B shares on which you paid a contingent deferred sales charge when you redeemed them. This privilege does not apply to Class C shares. You must be sure to ask the Distributor for this privilege when you send your payment.

Retirement Plans. You may buy shares of the Fund for your retirement plan account. If you participate in a plan sponsored by your employer, the plan trustee or administrator must buy the shares for your plan account. The Distributor also offers a number of different retirement plans that can be used by individuals and employers:


         |_| Individual Retirement Accounts (IRAs), including regular IRAs, Roth IRAs, SIMPLE IRAs, rollover and Education IRAs.

         |_| SEP-IRAs, which are Simplified Employee Pensions Plan IRAs for small business owners or self-employed individuals.
         |_| 403(b)(7) Custodial Plans, that are tax deferred plans for employees of eligible tax-exempt organizations, such as schools, hospitals and charitable organizations.
         |_| 401(k) Plans, which are special retirement plans for businesses. |_| Pension and Profit-Sharing Plans, designed for businesses and self-employed individuals.

         Please call the Distributor for OppenheimerFunds retirement plan documents, which include applications and important plan information.

How to Sell Shares


         You can sell (redeem) some or all of your shares on any regular business day. Your shares will be sold at the next net asset value calculated after your order is received in proper form (which means that it must comply with the procedures described below) and is accepted by the Transfer Agent. The Fund lets you sell your shares by writing a letter or by telephone. You can also set up Automatic Withdrawal Plans to redeem shares on a regular basis. If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner or from a retirement plan account, please call the Transfer Agent first, at 1-800-525-7048, for assistance.

         |X| Certain Requests Require a Signature Guarantee. To protect you and the Fund from fraud, the following redemption requests must be in writing and must include a signature guarantee (although there may be other situations that also require a signature guarantee):

         |_| You wish to redeem $50,000 or more and receive a check
         |_| The redemption check is not payable to all shareholders listed on the account statement |_| The redemption check is not sent to the address of record on your account statement |_| Shares are being transferred to a Fund account with a different owner or name |_| Shares are being redeemed by someone (such as an Executor) other than the owners

     |X| Where Can I Have My Signature Guaranteed? The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including: a U.S. bank, trust company, credit union or savings association, or by a foreign bank that has a U.S. correspondent bank, or by a U.S. registered dealer or broker in securities, municipal securities or government securities, or by a U.S. national securities exchange, a registered securities association or a clearing agency. If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must also include your title in the signature.

         |X| Retirement Plan Accounts. There are special procedures to sell shares in an OppenheimerFunds retirement plan account. Call the Transfer Agent for a distribution request form. Special income tax withholding requirements apply to distributions from retirement plans. You must submit a withholding form with your redemption request to avoid delay in getting your money and if you do not want tax withheld. If your employer holds your retirement plan account for you in the name of the plan, you must ask the plan trustee or administrator to request the sale of the Fund shares in your plan account.

         |X| Sending Redemption Proceeds by Wire. While the Fund normally sends your money by check, you can arrange to have the proceeds of the shares you sell sent by Federal Funds wire to a bank account you designate. It must be a commercial bank that is a member of the Federal Reserve wire system. The minimum redemption you can have sent by wire is $2,500. There is a $10 fee for each wire. To find out how to set up this feature on your account or to arrange a wire, call the Transfer Agent at 1-800-852-8457.

How      Do I Sell Shares by Mail? Write a letter of instructions that includes:
         |_| Your name |_| The Fund's name |_| Your Fund account number (from your account statement) |_| The dollar amount or number of shares to be redeemed |_| Any special payment instructions |_| Any share certificates for the shares you are selling |_| The signatures of all registered owners exactly as the account is registered, and |_| Any special documents requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares.

--------------------------------------------------------------------------------
Use the following address for requests by mail:
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
OppenheimerFunds Services
--------------------------------------------------------------------------------
P.O. Box 5270, Denver, Colorado 80217-5270

--------------------------------------------------------------------------------
Send courier or express mail requests to:
--------------------------------------------------------------------------------
OppenheimerFunds Services
10200 E. Girard Avenue, Building D
Denver, Colorado 80231

How Do I Sell Shares by Telephone? You and your dealer representative of record may also sell your shares by telephone. To receive the redemption price on a regular business day, your call must be received by the Transfer Agent by the close of The New York Stock Exchange that day, which is normally 4:00 P.M., but may be earlier on some days. You may not redeem shares held in an
OppenheimerFunds retirement plan account or under a share certificate by telephone.
          |_| To redeem shares through a service representative, call 1-800-852-8457
          |_| To redeem shares automatically on PhoneLink, call 1-800-533-3310

         Whichever method you use, you may have a check sent to the address on the account statement, or, if you have linked your Fund account to your bank account on AccountLink, you may have the proceeds sent to that bank account.

               Are There Limits on Amounts Redeemed by Telephone?

         |X| Telephone Redemptions Paid by Check. Up to $50,000 may be redeemed by telephone in any 7-day period. The check must be payable to all owners of record of the shares and must be sent to the address on the account statement. This service is not available within 30 days of changing the address on an account.

         |X| Telephone Redemptions Through AccountLink. There are no dollar limits on telephone redemption proceeds sent to a bank account designated when you establish AccountLink. Normally the ACH transfer to your bank is initiated on the business day after the redemption. You do not receive dividends on the proceeds of the shares you redeemed while they are waiting to be transferred.

Can I Sell Shares Through My Dealer? The Distributor has made arrangements to repurchase Fund shares from dealers and brokers on behalf of their customers. Brokers or dealers may charge for that service. If your shares are held in the name of your dealer, you must redeem them through your dealer.

How to Exchange Shares

         Shares of the Fund may be exchanged for shares of certain Oppenheimer funds at net asset value per share at the time of exchange, without sales charge. To exchange shares, you must meet several conditions:
     |_| Shares of the fund selected for exchange must be available for sale in your state of residence.
     |_| The prospectuses of this Fund and the fund whose shares you want to buy must offer the exchange privilege.
     |_| You must hold the shares you buy when you establish your account for at least 7 days before you can exchange them. After the account is open 7 days, you can exchange shares every regular business day.
     |_| You must meet the minimum purchase requirements for the fund you purchase by exchange.
     |_| Before exchanging into a fund, you should obtain and read its prospectus.

         Shares of a particular class of the Fund may be exchanged only for shares of the same class in the other Oppenheimer funds. For example, you can exchange Class A shares of this Fund only for Class A shares of another fund. In some cases, sales charges may be imposed on exchange transactions. For tax purposes, exchanges of shares involve a sale of the shares of the fund you own and a purchase of the shares of the other fund, which may result in a capital gain or loss. Please refer to "How to Exchange Shares" in the Statement of Additional Information for more details.

How Do I Submit Exchange Requests? Exchanges may be requested in writing or by telephone:


         |X| Written Exchange Requests. Submit an OppenheimerFunds Exchange Request form, signed by all owners of the account. Send it to the Transfer Agent at the address on the back cover. Exchanges of shares held under certificates cannot be processed unless the Transfer Agent receives the certificate with the request.


         |X| Telephone Exchange Requests. Telephone exchange requests may be made either by calling a service representative at 1-800-852-8457, or by using PhoneLink for automated exchanges by calling 1-800-533-3310. Telephone exchanges may be made only between accounts that are registered with the same name(s) and address.
Shares held under certificates may not be exchanged by telephone.

         You can find a list of Oppenheimer funds currently available for exchanges in the Statement of Additional Information or obtain one by calling a service representative at 1-800-525-7048. That list can change from time to time.

Are There Limitations on Exchanges? There are certain exchange policies you should be aware of:
     |_| Shares are normally redeemed from one fund and purchased from the other fund in the exchange transaction on the same regular business day on which the Transfer Agent receives an exchange request that conforms to the policies described above. It must be received by the close of The New York Stock Exchange that day, which is normally 4:00 P.M. but may be earlier on some days. However, either fund may delay the purchase of shares of the fund you are exchanging into up to seven days if it determines it would be disadvantaged by a same-day exchange. For example, the receipt of multiple exchange request from a "market timer" might require the Fund to sell securities at a disadvantage time and/or price.

         |_| Because excessive trading can hurt fund performance and harm shareholders, the Fund reserves the right to refuse any exchange request that it believes will disadvantage it, or to refuse multiple exchange requests submitted by a shareholder or dealer.
         |_| The Fund may amend, suspend or terminate the exchange privilege at any time. Although the Fund will attempt to provide you notice whenever it is reasonably able to do so, it may impose these changes at any time.
         |_| If the Transfer Agent cannot exchange all the shares you request because of a restriction cited above, only the shares eligible for exchange will be exchanged.


Shareholder Account Rules and Policies

More information about the Fund's policies and procedures for buying, selling, and exchanging shares is contained in the Statement of Additional Information.


         |X| The offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees at any time the Board believes it is in the Fund's best interest to do so.

         |X| Telephone Transaction Privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by the Fund at any time. If an account has more than one owner, the Fund and the Transfer Agent may rely on the instructions of any one owner. Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless the Transfer Agent receives cancellation instructions from an owner of the account.

         |X| The Transfer Agent will record any telephone calls to verify data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using PINs, and by confirming such transactions in writing. The Transfer Agent and the Fund will not be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine.

         |X| Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form. From time to time, the Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this Prospectus.

         |X| Dealers that can perform account transactions for their clients by participating in NETWORKING through the National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the dealer performs any transaction erroneously or improperly.

         |X| The redemption price for shares will vary from day to day because the value of the securities in the Fund's portfolio fluctuates. The redemption price, which is the net asset value per share, will normally differ for each class of shares. The redemption value of your shares may be more or less than their original cost.

         |X| Payment for redeemed shares ordinarily is made in cash. It is forwarded by check or through AccountLink or by Federal Funds wire (as elected by the shareholder) within seven days after the Transfer Agent receives redemption instructions in proper form. However, under unusual circumstances determined by the Securities and Exchange Commission, payment may be delayed or suspended. For accounts registered in the name of a broker-dealer, payment will normally be forwarded within three business days after redemption.


         |X| The Transfer Agent may delay forwarding a check or processing a payment via AccountLink for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 10 days from the date the shares were purchased. That delay may be avoided if you purchase shares by Federal Funds wire or certified check, or arrange with your bank to provide telephone or written assurance to the Transfer Agent that your purchase payment has cleared.


         |X| Involuntary redemptions of small accounts may be made by the Fund if the account value has fallen below $200 for reasons other than the fact that the market value of shares has dropped. In some cases involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders.

         |X| Shares may be "redeemed in kind" under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions). This means that the redemption proceeds will be paid with securities from the Fund's portfolio.

         |X| "Backup Withholding" of Federal income tax may be applied against taxable dividends, distributions and redemption proceeds (including exchanges) if you fail to furnish the Fund your correct, certified Social Security or Employer Identification Number when you sign your application, or if you under-report your income to the Internal Revenue Service.

         |X| To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each annual and semi-annual report to shareholders having the same last name and address on the Fund's records. However, each shareholder may call the Transfer Agent at 1-800-525-7048 to ask that copies of those materials be sent personally to that shareholder.

Dividends, Capital Gains and Taxes

Dividends. The Fund intends to declare dividends separately for each class of shares from net investment income on a quarterly basis. The Fund intends to pay dividends to shareholders in March, June, September and December on a date selected by the Board of Trustees. Dividends and distributions paid on Class A shares will generally be higher than dividends for Class B and Class C shares, which normally have higher expenses than Class A.

         The Fund attempts to pay dividends on Class A shares at a constant level, although there is no assurance that it will be able to do so. The Fund has no fixed dividend rate and cannot guarantee that it will pay any dividends or distributions.

Capital Gains. The Fund may realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains in December of each year. The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year. There can be no assurance that the Fund will pay any capital gains distributions in a particular year.

What Choices Do I Have for Receiving Distributions? When you open your account, specify on your application how you want to receive your dividends and distributions. You have four options:

n             Reinvest All  Distributions in the Fund. You can elect to reinvest
              all  dividends  and  long-term  capital  gains   distributions  in
              additional shares of the Fund.

         |X| Reinvest Long-Term Capital Gains Only. You can elect to reinvest long-term capital gains distributions in the Fund while receiving dividends by check or having them sent to your bank account through AccountLink.

         |X| Receive All Distributions in Cash. You can elect to receive a check for all dividends and long-term capital gains distributions or have them sent to your bank through AccountLink.


          |X| Reinvest Your Distributions in Another OppenheimerFunds Account. You can reinvest all distributions in the same class of shares of another OppenheimerFunds account you have established.


Taxes. If your shares are not held in a tax-deferred retirement account, you should be aware of the following tax implications of investing in the Fund. Distributions are subject to federal income tax and may be subject to state or local taxes. Dividends paid from short-term capital gains and net investment income are taxable as ordinary income. Long-term capital gains are taxable as long-term capital gains when distributed to shareholders. It does not matter how long you have held your shares. Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same.

         Every year the Fund will send you and the IRS a statement showing the amount of any taxable distribution you received in the previous year. Any long-term capital gains will be separately identified in the tax information the Fund sends you after the end of the calendar year.

         |X| Avoid "Buying a Dividend". If you buy shares on or just before the ex-dividend date or just before the Fund declares a capital gain distribution, you will pay the full price for the shares and then receive a portion of the price back as a taxable dividend or capital gain.

         |X| Remember There May be Taxes on Transactions. Because the Fund's share price fluctuates, you may have a capital gain or loss when you sell or exchange your shares. A capital gain or loss is the difference between the price you paid for the shares and the price you received when you sold them. Any capital gain is subject to capital gains tax.


     |X| Returns of Capital Can Occur. In certain cases, distributions made by the Fund may be considered a non-taxable return of capital to shareholders. If that occurs, it will be identified in notices to shareholders.


         This information is only a summary of certain federal tax information about your investment. You should consult with your tax adviser about the effect of an investment in the Fund on your particular tax situation.


                              Financial Highlights


The Financial Highlights Table is presented to help you understand the Fund's financial performance for the past 5 fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned [or lost] on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, the Fund's independent auditors, whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available on request.

FINANCIAL HIGHLIGHTS                            CLASS A
                                                -----------------------------------------------------------------
                                                YEAR ENDED AUGUST 31,              YEAR ENDED JUNE 30,
                                                     1998       1997       1996(2)    1996       1995        1994
=================================================================================================================
PER SHARE OPERATING DATA

Net asset value, beginning of period               $14.12     $11.36     $11.39     $10.25      $9.44      $10.01
-----------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                 .50        .47        .09        .50        .50         .47
Net realized and unrealized gain (loss)               .41       3.17       (.12)      1.36        .92        (.39)
                                                   ------     ------     ------     ------      -----      ------
Total income (loss) from investment
operations                                            .91       3.64       (.03)      1.86       1.42         .08
-----------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                 (.49)      (.48)        --       (.48)      (.48)       (.47)
Dividends in excess of net investment
income                                                 --         --         --         --         --        (.01)
Distributions from net realized gain                 (.79)      (.40)        --       (.24)      (.13)       (.12)
Distributions in excess of net realized gain           --         --         --         --         --        (.05)
                                                   ------     ------     ------     ------      -----      ------
Total dividends and distributions
to shareholders                                     (1.28)      (.88)        --       (.72)      (.61)       (.65)
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $13.75     $14.12     $11.36     $11.39     $10.25      $ 9.44
                                                   ======     ======     ======     ======     ======      ======

=================================================================================================================
TOTAL RETURN, AT NET ASSET VALUE(4)                  6.17%     33.39%     (0.26)%    18.61%     15.66%       0.65%

=================================================================================================================
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)            $2,889     $2,722     $2,110     $2,141     $1,893      $1,773
-----------------------------------------------------------------------------------------------------------------
Average net assets (in millions)                   $3,072     $2,446     $2,109     $2,054     $1,798      $1,832
-----------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                                3.47%      3.97%      3.28%(5)   4.51%      5.15%       4.72%
Expenses                                             0.87%      0.88%      0.94%(5)   0.89%      0.96%       0.90%
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(6)                           18.1%      23.7%      13.5%      42.9%      45.7%       30.4%


1. For the period from  November 1, 1995  (inception  of  offering)  to June 30,
1996.

2. For the two months ended August 31, 1996. The Fund changed its fiscal year end from June 30 to August 31.

3. For the period from August 17, 1993 (inception of offering) to June 30, 1994.

4. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

5. Annualized.

6. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended August 31, 1998 were $572,000,878 and $670,953,766, respectively.

FINANCIAL HIGHLIGHTS (Continued)                CLASS B
                                                ----------------------------------------------------------------
                                                YEAR ENDED AUGUST 31,              YEAR ENDED JUNE 30,
                                                     1998       1997       1996(2)    1996       1995       1994(3)
================================================================================================================
PER SHARE OPERATING DATA

Net asset value, beginning of period               $14.01     $11.29     $11.33     $10.21     $ 9.40     $10.22
----------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                 .39        .37        .07        .41        .43        .36
Net realized and unrealized gain (loss)               .40       3.13       (.11)      1.35        .91       (.58)
                                                   -------    -------    -------    ------     ------     ------
Total income (loss) from investment
operations                                            .79       3.50       (.04)      1.76       1.34       (.22)
----------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                 (.38)      (.38)        --       (.40)      (.40)      (.42)
Dividends in excess of net investment
income                                                 --         --         --         --         --       (.01)
Distributions from net realized gain                 (.79)      (.40)        --       (.24)      (.13)      (.12)
Distributions in excess of net realized gain           --         --         --         --         --       (.05)
                                                   ------     ------     ------     ------     ------      -----
Total dividends and distributions
to shareholders                                     (1.17)      (.78)        --       (.64)      (.53)      (.60)
----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $13.63     $14.01     $11.29     $11.33     $10.21     $ 9.40
                                                   ======     ======     ======     ======     ======     ======

================================================================================================================
TOTAL RETURN, AT NET ASSET VALUE(4)                  5.32%     32.17%     (0.35)%    17.58%     14.87%     (2.35)%

================================================================================================================
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)              $635       $431       $260       $252       $161        $88
----------------------------------------------------------------------------------------------------------------
Average net assets (in millions)                     $575       $344       $255       $208       $122        $47
----------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                                2.68%      3.16%      2.48%(5)   3.68%      4.34%      3.99%(5)
Expenses                                             1.67%      1.69%      1.76%(5)   1.72%      1.79%      1.82%(5)
----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(6)                           18.1%      23.7%      13.5%      42.9%      45.7%      30.4%


1. For the period from  November 1, 1995  (inception  of  offering)  to June 30,
1996.

2. For the two months ended August 31, 1996. The Fund changed its fiscal year end from June 30 to August 31.

3. For the period from August 17, 1993 (inception of offering) to June 30, 1994.

4. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

5. Annualized.

6. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended August 31, 1998 were $572,000,878 and $670,953,766, respectively.

FINANCIAL HIGHLIGHTS (Continued)                CLASS C
                                                -----------------------------------------------------------------
                                                                                                           PERIOD
                                                                                                            ENDED
                                                YEAR ENDED AUGUST 31,                                    JUNE 30,
                                                   1998                1997               1996(2)            1996(1)
=================================================================================================================
PER SHARE OPERATING DATA

Net asset value, beginning of period            $14.02               $11.30             $11.35            $10.76
----------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                              .39                  .40                .07               .28
Net realized and unrealized gain (loss)            .40                 3.12               (.12)              .88
                                                ------               ------             ------            ------
Total income (loss) from investment
operations                                         .79                 3.52               (.05)             1.16
----------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income              (.39)                (.40)                --              (.33)
Dividends in excess of net investment
income                                              --                   --                 --                --
Distributions from net realized gain              (.79)                (.40)                --              (.24)
Distributions in excess of net realized gain        --                   --                 --                --
                                                ------               ------             ------            ------
Total dividends and distributions
to shareholders                                  (1.18)                (.80)                --              (.57)
----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                  $13.63               $14.02             $11.30            $11.35
                                                ======               ======             ======            ======

================================================================================================================
TOTAL RETURN, AT NET ASSET VALUE(4)               5.30%               32.31%             (0.44)%           10.50%

================================================================================================================
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)            $95                  $48                 $7                $6
----------------------------------------------------------------------------------------------------------------
Average net assets (in millions)                   $77                  $25                 $7                $3
----------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                             2.68%                3.15%              2.55%(5)          3.53%(5)
Expenses                                          1.67%                1.69%              1.79%(5)          1.81%(5)
----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(6)                        18.1%                23.7%              13.5%             42.9%


1. For the period from  November 1, 1995  (inception  of  offering)  to June 30,
1996.

2. For the two months ended August 31, 1996. The Fund changed its fiscal year end from June 30 to August 31.

3. For the period from August 17, 1993 (inception of offering) to June 30, 1994.

4. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

5. Annualized.

6. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended August 31, 1998 were $572,000,878 and $670,953,766, respectively.

--------------------------------------------------------------------------------
Oppenheimer Equity Income Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
For More Information:
The following additional information about the Fund is available without charge upon request:

                       Statement of Additional Information
This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

                         Annual and Semi-Annual Reports
Additional information about the Fund's investments and performance is available in the Fund's Annual and Semi-Annual Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

--------------------------------------------------------------------------------


How to Get More Information:


--------------------------------------------------------------------------------

You can request the Statement of Additional Information, the Annual and Semi-Annual Reports, and other information about the Fund or your account:

By Telephone:
Call OppenheimerFunds Services toll-free:
1-800-525-7048

By Mail:
Write to:
OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado 80217-5270

On the Internet:
You can read or down-load documents on the OppenheimerFunds web site: http://www.oppenheimerfunds.com
You can also obtain copies of the Statement of Additional Information and other Fund documents and reports by visiting the SEC's Public Reference Room in Washington, D.C. (Phone 1-800-SEC-0330) or the SEC's Internet web site at http://www.sec.gov. Copies may be obtained upon payment of a duplicating fee by writing to the SEC's Public Reference Section, Washington, D.C. 20549-6009.

No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this Prospectus. This Prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

The Fund's shares are distributed by:
OppenheimerFunds Distributor, Inc.


SEC File No. 811-1512

PR0300.001.1298 Printed on recycled paper.

                            Appendix to Prospectus of
                         Oppenheimer Equity Income Fund


         Graphic material included in the Prospectus of Oppenheimer Equity Income Fund "Annual Total Returns (Class A)(% as of 12/31 each year)":

         A bar chart will be included in the Prospectus of Oppenheimer Equity Income Fund (the "Fund") depicting the annual total returns of a hypothetical investment in Class A shares of the Fund for each of the nine most recent calendar years, without deducting sales charges. Set forth below are the relevant data points that will appear in the bar chart:

Calendar                            Oppenheimer
Year                                Equity Income Fund
                              Ended Class A Shares

12/31/88                   14.02%
12/31/89                   18.56%
12/31/90                    -1.37%
12/31/91                   17.27%
12/31/92                     7.06%
12/31/93                   14.57%
12/31/94                    -2.79%
12/31/95                   27.92%
12/31/96                   20.06%
12/31/97                   29.68%

Oppenheimer Equity Income Fund

6803 South Tucson Way, Englewood, Colorado 80112
1-800-525-7048

Statement of Additional Information dated December 22, 1998

         This Statement of Additional Information is not a Prospectus. This document contains additional information about the Fund and supplements information in the Prospectus dated December 22, 1998. It should be read together with the Prospectus, which may be obtained by writing to the Fund's Transfer Agent, OppenheimerFunds Services, at P.O. Box 5270, Denver, Colorado 80217, or by calling the Transfer Agent at the toll-free number shown above, or by downloading it from the OppenheimerFunds Internet web site at www.oppenheimerfunds.com.

Contents
                                                                                                          Page
About the Fund

Additional Information About the Fund's Investment Policies and Risks...................................  2
     The Fund's Investment Policies.....................................................................  2
     Other Investment Techniques and Strategies.........................................................  8
     Investment Restrictions............................................................................  23
How the Fund is Managed ................................................................................  25
     Organization and History...........................................................................  25
     Trustees and Officers..............................................................................  26
     The Manager........................................................................................  31
Brokerage Policies of the Fund..........................................................................  32
Distribution and Service Plans..........................................................................  35
Performance of the Fund.................................................................................  38


About Your Account

How To Buy Shares.......................................................................................  42
How To Sell Shares......................................................................................  50
How To Exchange Shares..................................................................................  55
Dividends, Capital Gains and Taxes......................................................................  57
Additional Information About the Fund...................................................................  59


Financial Information About the Fund

Independent Auditors' Report............................................................................  60
Financial Statements....................................................................................  61

Appendix A: Ratings Definitions.........................................................................  A-1
Appendix B: Corporate Industry Classifications..........................................................  B-1
Appendix C: Special Sales Charge Arrangements and Waivers...............................................  C-1

--------------------------------------------------------------------------------

ABOUT THE FUND
--------------------------------------------------------------------------------

      Additional Information About the Fund's Investment Policies and Risks


         The investment objectives, the principal investment policies and the main risks of the Fund are described in the Prospectus. This Statement of Additional Information contains supplemental information about those policies and risks and the types of securities that the Fund's investment Manager, OppenheimerFunds, Inc., can select for the Fund. Additional information is also provided about the strategies that the Fund may use to try to achieve its objective.

The Fund's Investment Policies. The composition of the Fund's portfolio and the techniques and strategies that the Fund's Manger may use in selecting portfolio securities will vary over time. The Fund is not required to use any of the investment techniques and strategies described below at all times in seeking its goals. It may use some of the special investment techniques and strategies at some times or not at all.

         n Investments in Equity Securities. In selecting equity investments for the Fund's portfolio, the portfolio manager currently uses a value investing style. In using a value approach, the manager looks for stock and other securities that appear to be temporarily undervalued, by various measures, such as price/earnings ratios. This approach is subject to change and may not necessarily be used in all cases. Value investing seeks stocks having prices that are low in relation to their real worth or future prospects, in the hope that the Fund will realize appreciation in the value of its holdings when other investors realize the intrinsic value of the stock.


         Using value investing requires research as to the issuer's underlying financial condition and prospects. Some of the measures used to identify these securities include, among others:

         o Price/Earnings ratio, which is the stock's price divided by its earnings per share. A stock having a price/earnings ratio lower than its historical range, or lower than the market as a whole or that of similar companies may offer attractive investment opportunities.
         o Price/book value ratio, which is the stock price divided by the book value of the company per share. It measures the company's stock price in relation to its asset value.
         o Dividend Yield, which is measured by dividing the annual dividend by the stock price per share. o Valuation of Assets which compares the stock price to the value of the company's underlying assets, including their projected value in the marketplace and liquidation value.


         While the Fund currently focuses on securities of issuers having large capitalizations, it does not limit its investments in equity securities to issuers having a market capitalization of a specified size or range, and therefore may invest in securities of small-, mid- and large-capitalization issuers. At times, the Fund may focus its equity investments in securities of one or more capitalization ranges, based upon the Manager's judgment of where the best market opportunities are to seek the Fund's objective.

         At times, the market may favor or disfavor securities of issuers of a particular capitalization range, and securities of small capitalization issuers may be subject to greater price volatility in general than securities of larger companies. Therefore, if the Fund has substantial investments in smaller capitalization companies at times of market volatility, the Fund's share price may fluctuate more than that of funds focusing on larger capitalization issuers.


                  o Rights and Warrants. Warrants are options to purchase stock at set prices. They are generally valid for a limited period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants and generally have a short duration. They are distributed directly by the issuer to its shareholders.


         The As a fundamental policy, the Fund may investup not more than 5% of its total assets in warrants or rights.rights, and not more than 2% of its total assets may be invested in warrants and rights that are not listed on The rights.New York Stock Exchange or The American Stock Exchange. That limitation does not apply to warrants and rights the Fund acquires attached to other securities or as part of investments in units of securities that are issued with other securities. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

                  o Preferred Stock. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, which can be a negative feature when interest rates decline. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation. Preferred stock may be
"participating" stock, which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. The rights of preferred stock on distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.

     The Fund can invest in preferred stock of an issuer that has omitted the dividend or may be in danger of doing so. Those investments would be made primarily for the appreciation potential of the stock. Some preferred stock may be convertible into common stock or exchangeable for a set number of common shares. The prices of that type of preferred stock tend to be more volatile than the prices of nonconvertible preferred stock, which behaves more like a fixed-income security. o Convertible Securities. While convertible securities are a form of debt security in many cases, their conversion feature (allowing conversion into equity securities) causes them to be regarded more as "equity equivalents." As a result, the rating assigned to the security has less impact on the Manager's investment decision with respect to convertible securities than in the case of non-convertible fixed income securities. To determine whether convertible securities should be regarded as "equity equivalents," the Manager examines the following factors:
(1)                whether,  at the  option of the  investor,  the  convertible security can be exchanged for a fixed number of shares of common stock of the issuer,
(2) whether the issuer of the convertible securities has restated its earnings per share of common stock on a fully diluted basis (considering the effect of conversion of the convertible securities), and
(3) the extent to which the convertible security may be a defensive "equity substitute," providing the ability to participate in any appreciation in the price of the issuer's common stock.

         n Investments in Bonds and Other Debt Securities. The Fund can invest in bonds, debentures and other debt securities to seek current income as part of its investment objective. However, nounder normal market conditions, normally not more than 35% of the Fund's total assets will be invested in debt securities. However, if stock market conditions are volatile, the Manager may shift more of the Fund's investments into debt securities as a defensive measure.

         The Fund's debt investments can include investment-grade and non-investment-grade bonds (commonly referred to as "junk bonds"). Investment-grade bonds are bonds rated at least "Baa" by Moody's Investors Service, Inc., or at least "BBB" by Standard & Poor's Corporation or Duff & Phelps, Inc., or that have comparable ratings by another nationally-recognized rating organization.

         In making investments in debt securities, the Manager may rely to some extent on the ratings of ratings organizations or it may use its own research to evaluate a security's credit-worthiness. If the securities the Fund buys are unrated, to be considered part of the Fund's holdings of investment-grade securities, they must be judged by the Manager to be of comparable quality to bonds rated as investment grade by a rating organization.

                  |_| Interest Rate Risks. An increase in prevailing interest rates will tend to reduce the market value of already-issued fixed-income securities. A decline in interest rates will tend to increase their value. Debt securities having longer maturities are subject to potentially greater fluctuations in their prices from changes in prevailing interest rates than securities having shorter maturities.


                  Fluctuations in the market value of a fixed-income security after the Fund buys it will not affect the amount of interest payable on the security, and therefore the cash income from the security is not affected by changes in interest rates. However, the effect of the change of interest rates on the value of the security could affect the Fund's net asset value per share.


         |X| U.S. Government Securities. These are securities issued or guaranteed by the U.S. Treasury or other government agencies or corporate entities referred to as "instrumentalities." The obligations of U.S. government agencies or instrumentalities in which the Fund may invest may or may not be guaranteed or supported by the U.S."full faith and credit" of the United States. "Full faith and credit" means generally that the taxing power of the U.S. government is pledged to the payment of interest and repayment of principal on a security. If a security is not backed by the full faith and credit of the United States, the owner of the security must look principally to the agency issuing the obligation for repayment. The owner might be able to assert a claim against the United States theif the issuing agency or instrumentality does not meet its commitment. The Fund will invest in securities of U.S. U.S. U.S. Government Securities of suchGovernment Securities of suchgovernment agencies and instrumentalities only if the Manager is satisfied that the credit risk with respect to such instrumentality is minimal.

                  |_| U.S. Treasury obligationsStates. If the securities aresecurities repayment and may notin the event that the U.S. Government Securities of such when Obligations. These include Treasury bills (maturities of one year or less when issued), Treasury notes (maturities of from one to ten years), and Treasury bonds (maturities of more than ten years). Treasury securities are backed by the full faith and credit of the United States as to timely payments of interest and repayments of principal. They also can include
U. S. Treasury securities that have been "stripped" by a Federal Reserve Bank, zero-coupon U.S. Treasury securities described below, and as Treasury Inflation-Protection Securities ("TIPS").
                  |_| Treasury Inflation-Protection Securities. The Fund can buy these U.S. Treasury securities, called "TIPS," that are designed to provide an investment vehicle that is not vulnerable to inflation. The interest rate paid by TIPS is fixed. The principal value rises or falls semi-annually based on changes in the published Consumer Price Index. If inflation occurs, the principal and interest payments on TIPS are adjusted to protect investors from inflationary loss. If deflation occurs, the principal and interest payments will be adjusted downward, although the principal will not fall below its face amount at maturity.

                  |_| Obligations Issued or Guaranteed by U.S. Government Agencies or Instrumentalities. These include direct obligations and mortgage related securities that have different levels of credit support from the government. Some are supported by the full faith and credit of the U.S.
government, such as Government National Mortgage Association pass-through mortgage certificates (called "Ginnie Maes"). Some are supported by the right of the issuer to borrow from the U.S. Treasury under certain circumstances, such as Federal National Mortgage Association bonds ("Fannie Maes"). Others are supported only by the credit of the entity that issued them, such as Federal Home Loan Mortgage Corporation obligations ("Freddie Macs").

                  |_| Special Risks of Lower-Grade Securities. While it is not anticipated that the Fund itsnormally will invest more than 35% of its total assets in debt securities, the Fund can invest in them to seek current income. Because lower rated securities tend to offer higher yields than investment grade securities, the Fund may invest in lower-grade securities if the Manager is trying to achieve greater income (and, in some cases, the appreciation possibilities of lower-grade securities may be a reason they are selected for the Fund's portfolio)

         The Fund can invest up to 25% of its total assets in "lower grade" debt securities. "Lower-grade" debt securities are those rated below "investment grade," which means they have a rating lower than "Baa" by Moody's or lower than "BBB" by Standard & Poor's or Duff & Phelps, or similar ratings by other rating organizations. If they are unrated, and are determined by the Manager to be of comparable quality to debt securities rated below investment grade, they are included in limitation on the percentage of the Fund's assets that can be invested in lower-grade securities. The Fund can invest in securities rated as low as "C" or "D" or which may be in default at the time the Fund buys them. The Fund may invest no more than 10% of its total assets in lower-grade debt securities that are not convertible


         Some of the special credit risks of lower-grade securities are discussed in the Prospectus. There is a greater risk that the issuer may default on its obligation to pay interest or to repay principal than in the case of investment grade securities. The issuer's low creditworthiness may increase the potential for its insolvency. An overall decline in values in the high yield bond market is also more likely during a period of a general economic downturn. An economic downturn or an increase in interest rates could severely disrupt the market for high yield bonds, adversely affecting the values of outstanding bonds as well as the ability of issuers to pay interest or repay principal. In the case of foreign high yield bonds, these risks are in addition to the special risk of foreign investing discussed in the Prospectus and in this Statement of Additional Information.


         However, the Fund's limitations on buying these investments may reduce the effect of those risks to the Fund, as will the Fund's policy of diversifying its investments. Additionally, to the extent they can be converted into stock, convertible securities may be less subject to some of these risks than non-non-convertible high yield bonds, since stock may be more liquid and less affected by some of these risk factors.

         While securities rated "Baa" by Moody's or "BBB" by Standard & Poor's or Duff & Phelps are investment grade and are not regarded as junk bonds, those securities may be subject to special risks, and have some speculative characteristics. Definitions of the debt security ratings categories of Moody's, S&P and Duff & Phelps are included in Appendix A to this Statement of Additional Information.

         n Zero Coupon Securities. The Fund may buy zero-coupon and delayed interest securities, and "stripped" securities. Stripped securities are debt securities whose interest coupons are separated from the security and sold separately. The Fund can buy the following types of zero-coupon or stripped securities, among other: U.S. Treasury notes or bonds that have been stripped of their interest coupons, U.S. Treasury bills issued without interest coupons, and certificates representing interests in stripped securities.


         Zero-coupon securities do not make periodic interest payments and are sold at a deep discount from their face value. The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. This discount depends on the time remaining until maturity, as well as prevailing interest rates, the liquidity of the security and the credit quality of the issuer. In the absence of threats to the issuer's credit quality, the discount typically decreases as the maturity date approaches. Some zero-coupon securities are convertible, in that they are zero-coupon securities until a predetermined date, at which time they convert to a security with a specified coupon rate.


         Because zero-coupon securities pay no interest and compound semi-annually at the rate fixed at the time of their issuance, their prices are generally more volatile than the prices of other debt securities. Their value may fall more dramatically than the value of interest-bearing securities when interest rates rise. When prevailing interest rates fall, zero-coupon securities tend to rise more rapidly in value because they have a fixed rate of return.


         The Fund's investment in zero-coupon securities may cause the Fund to recognize income and make distributions to shareholders before it receives any cash payments on the zero-coupon investment. To generate cash to satisfy those distribution requirements, the Fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of Fund shares.

         n Real Estate Investment Trusts (REITs). The Fund may invest in real estate investment trusts, as well as real estate development companies and operating companies. It may also buy shares of companies engaged in other real estate businesses. REITs are trusts that sell shares to investors and use the proceeds to invest in real estate. A REIT may focus on a particular project, such as a shopping center or apartment complex, or may buy many properties or properties located in a particular geographic region.


         n Foreign Securities. The Fund may purchase equity and debt securities issued or guaranteed by foreign companies or foreign governments or their agencies. "Foreign securities" include equity and debt securities of companies organized under the laws of countries other than the United States and debt securities of foreign governments. They may be traded on foreign securities exchanges or in the foreign over-the-counter markets.

         Securities of foreign issuers that are represented by American Depository Receipts or that are listed on a U.S. securities exchange or traded in the U.S. over-the-counter markets are not considered "foreign securities" for the purpose of the Fund's investment allocations. That is because they are not subject to many of the special considerations and risks, discussed below, that apply to foreign securities traded and held abroad.

         Investing in foreign securities offers potential benefits not available from investing solely in securities of domestic issuers. They include the opportunity to invest in foreign issuers that appear to offer growth potential, or in foreign countries with economic policies or business cycles different from those of the U.S., or to reduce fluctuations in portfolio value by taking advantage of foreign stock markets that do not move in a manner parallel to U.S. markets. The Fund will hold foreign currency only in connection with the purchase or sale of foreign securities.

         G Risks of Foreign Investing. Investments in foreign securities may offer special opportunities for investing but also present special additional risks and considerations not typically associated with investments in domestic securities. Some of these additional risks are: o reduction of income by foreign taxes; o fluctuation in value of foreign investments due to changes in currency rates or currency control regulations (for example, currency blockage);
o         transaction charges for currency exchange;
o         lack of public information about foreign issuers;
o lack of uniform accounting, auditing and financial reporting standards in foreign countries comparable to those applicable to domestic issuers;
o         less volume on foreign exchanges than on U.S. exchanges;
o greater volatility and less liquidity on foreign markets than in the U.S.;
o less governmental regulation of foreign issuers, stock exchanges and brokers than in the U.S.; o greater difficulties in commencing lawsuits;
o         higher brokerage commission rates than in the U.S.;
o increased risks of delays in settlement of portfolio transactions or loss of certificates for portfolio securities;
o possibilities in some countries of expropriation, confiscatory taxation, political, financial or social instability or adverse diplomatic developments; and
o        unfavorable differences between the U.S. economy and foreign economies.


     In the past, U.S. government policies have discouraged certain investments abroad by U.S. investors, through taxation or other restrictions, and it is possible that such restrictions could be re-imposed.

         [--] Risks of Conversion to Euro. On January 1, 1999, eleven countries in the European Union will have adopted the euro as their official currency. However, their current currencies (for example, the franc, the mark, and the lire) will also continue in use until January 1, 2002. After that date, it is expected that only the euro will be used in those countries. A common currency is expected to confer some benefits in those markets, by consolidating the government debt market for those countries and reducing some currency risks and costs. But the conversion to the new currency will affect the Fund operationally and also has potential risks, some of which are listed below. Among other things, the conversion will affect:
         o issuers in which the Fund invests, because of changes in the competitive environment from a consolidated currency market and greater operational costs from converting to the new currency. This might depress stock values. o vendors the Fund depends on to carry out its business, such as its Custodian (which holds the foreign securities the Fund buys), the Manager (which must price the Fund's investments to deal with the conversion to the euro) and brokers, foreign markets and securities depositories. If they are not prepared, there could be delays in settlements and additional costs to the Fund. o exchange contracts and derivatives that are outstanding during the transition to the euro.


         The lack of currency rate calculations between the affected currencies and the need to update the Fund's contracts could pose extra costs to the Fund.

         The Manager is upgrading (at its expense) its computer and bookkeeping systems to deal with the conversion. The Fund's Custodian has advised the Manager of its plans to deal with the conversion, including how it will update its record keeping systems and handle the redenomination of outstanding foreign debt. The Fund's portfolio manager will also monitor the effects of the conversion on the issuers in which the Fund invests. The possible effect of these factors on the Fund's investments cannot be determined with certainty at this time, but they may reduce the value of some of the Fund's holdings and increase its operational costs.


         |_| Portfolio Turnover. "Portfolio turnover" describes the rate at which the Fund traded its portfolio securities during its last fiscal year. For example, if a fund sold all of its securities during the year, its portfolio turnover rate would have been 100%. The Fund's portfolio turnover rate will fluctuate from year to year,year. The Fund does not expect to have a portfolio turnover rate of 100% or more. Increased portfolio turnover creates higher brokerage and transaction costs for the Fund, which may reduce its overall performance. Additionally, the realization of capital gains from selling portfolio securities may result in distributions of taxable long-long-term capital gains to shareholders, since the Fund will normally distribute all of its capital gains realized each year, to avoid excise taxes under the Internal Revenue Code.

Other Investment Techniques and Strategies. In seeking its objective, the Fund may from time to time employ the types of investment strategies and investments described below. It is not required to use all of these strategies at all times and at times may not use them.

         n Investing in Small, Unseasoned Companies. The Fund can invest in securities of small, unseasoned companies. These are companies that have been in operation for less than three years, including the operations of any predecessors. Securities of these companies may be subject to volatility in their prices. They may have a limited trading market, which may adversely affect the Fund's ability to dispose of them and can reduce the price the Fund might be able to obtain for them. Other investors that own a security issued by a small, unseasoned issuer for which there is limited liquidity might trade the security when the Fund is attempting to dispose of its holdings of that security. In that case the Fund might receive a lower price for its holdings than might otherwise be obtained. As a fundamental policy, the Fund may invest not more than 5% of its net assets in securities of small, unseasoned issuers.

         n When-Issued and Delayed-Delivery Transactions. The Fund can invest in securities on a "when-issued" basis and may purchase or sell securities on a "delayed-delivery" basis. When-issued and delayed-delivery are terms that refer to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery.


         When such transactions are negotiated, the price (which is generally expressed in yield terms) is fixed at the time the commitment is made. Delivery and payment for the securities take place at a later date (generally within 45 days of the date the offer is accepted). The securities are subject to change in value from market fluctuations during the period until settlement. The value at delivery may be less than the purchase price. For example, changes in interest rates in a direction other than that expected by the Manager before settlement will affect the value of such securities and may cause a loss to the Fund.
During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund from the investment.


         The Fund will engage in when-issued transactions to secure what the Manager considers to be an advantageous price and yield at the time of entering into the obligation. When the Fund enters into a when-issued or delayed-delivery transaction, it relies on the other party to complete the transaction. Its failure to do so may cause the Fund to lose the opportunity to obtain the security at a price and yield the Manager considers to be advantageous.

         When the Fund engages in when-issued and delayed-delivery transactions, it does so for the purpose of acquiring or selling securities consistent with its investment objective and policies for its portfolio or for delivery pursuant to options contracts it has entered into, and not for the purpose of investment leverage. Although the Fund will enter into delayed-delivery or when-issued purchase transactions to acquire securities, it may dispose of a commitment prior to settlement. If the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition or to dispose of its right to delivery or receive against a forward commitment, it may incur a gain or loss.

         At the time the Fund makes the commitment to purchase or sell a security on a when-issued or delayed-delivery basis, it records the transaction on its books and reflects the value of the security purchased in determining the Fund's net asset value. In a sale transaction, it records the proceeds to be received. The Fund will identify on its books cash, U.S. government securities or other high-grade debt obligations at least equal in value to the value of the Fund's purchase commitments until the Fund pays for the investment.

         When-issued and delayed-delivery transactions can be used by the Fund as a defensive technique to hedge against anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling prices, the Fund might sell securities in its portfolio on a forward commitment basis to attempt to limit its exposure to anticipated falling prices. In periods of falling interest rates and rising prices, the Fund might sell portfolio securities and purchase the same or similar securities on a when-issued or delayed-delivery basis to obtain the benefit of currently higher cash yields.

         n Repurchase Agreements. The Fund may acquire securities subject to repurchase agreements. It may do so for liquidity purposes to meet anticipated redemptions of Fund shares, or pending the investment of the proceeds from sales of Fund shares, or pending the settlement of portfolio securities transactions. It may also do so for defensive purposes when stock market conditions are unstable or when the Manager is unable to find other attractive investments.

         In a repurchase transaction, the Fund buys a security from, and simultaneously resells it to, an approved vendor for delivery on an agreed-upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. Approved vendors include U.S. commercial banks, U.S. branches of foreign banks, or broker-dealers that have been designated as primary dealers in government securities. They must meet credit requirements set by the Fund's Board of Trustees from time to time.


         The majority of these transactions run from day to day, and delivery pursuant to the resale typically occurs within one to five days of the purchase. Repurchase agreements having a maturity beyond seven days are subject to the Fund's limits on holding illiquid investments. The Fund will not enter into a repurchase agreement that causes more than 10% of its net assets to be subject to repurchase agreements having a maturity beyond seven days. There is no limit on the amount of the Fund's net assets that may be subject to repurchase agreements having maturities of seven days or less.

         Repurchase agreements, considered "loans" under the Investment Company Act, are collateralized by the underlying security. The Fund's repurchase agreements require that at all times while the repurchase agreement is in effect, the value of the collateral must equal or exceed the repurchase price to fully collateralize the repayment obligation. However, if the vendor fails to pay the resale price on the delivery date, the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. The Manager will impose creditworthiness requirements to confirm that the vendor is financially sound and will continuously monitor the collateral's value.

         n Illiquid and Restricted Securities. Under the policies and procedures established by the Fund's Board of Trustees, the Manager determines the liquidity of some of the Fund's investments. To enable the Fund to sell its holdings of a restricted security not registered under the Securities Act of 1933, the Fund may have to cause those securities to be registered. The expenses of registering restricted securities may be negotiated by the Fund with the issuer at the time the Fund buys the securities. When the Fund must arrange registration because the Fund wishes to sell the security, a considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund could sell it. The Fund would bear the risks of any downward price fluctuation during that period.

         The Fund may also acquire restricted securities through private placements. Those securities have contractual restrictions on their public resale. Those restrictions might limit the Fund's ability to dispose of the securities and might lower the amount the Fund could realize upon the sale.
         The Fund has limitations that apply to purchases of restricted securities, as stated in the Prospectus. Those percentage restrictions do not limit purchases of restricted securities that are eligible for sale to qualified institutional purchasers under Rule 144A of the Securities Act of 1933, if those securities have been determined to be liquid by the Manager under Board-approved guidelines. Those guidelines take into account the trading activity for such securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular Rule 144A security, the Fund's holdings of that security may be considered to be illiquid.

         Illiquid securities include repurchase agreements maturing in more than seven days and participation interests that do not have puts exercisable within seven days.

         n Loans of Portfolio Securities. The Fund can lend its portfolio securities to certain types of eligible borrowers approved by the Board of Trustees. It may do so to try to provide income or to raise cash for liquidity purposes. These loans are limited to not more than 10% of the value of the Fund's total assets. There are some risks in connection with securities lending. The Fund might experience a delay in receiving additional collateral to secure a loan, or a delay in recovery of the loaned securities. The Fund presently does not intend to lend securities in the coming year, but if it does, the value of the loaned securities is not expected to exceed 5% of the value of the Fund's total assets.


         The Fund must receive collateral for a loan. Under current applicable regulatory requirements (which are subject to change), on each business day the loan collateral must be at least equal to the value of the loaned securities. It must consist of cash, bank letters of credit, securities of the U.S. government or its agencies or instrumentalities, or other cash equivalents in which the Fund is permitted to invest. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter. The terms of the letter of credit and the issuing bank both must be satisfactory to the Fund.


         When it lends securities, the Fund receives amounts equal to the dividends or interest on loaned securities. It also receives one or more of (a) negotiated loan fees, (b) interest on securities used as collateral, and (c) interest on any short-term debt securities purchased with such loan collateral. Either type of interest may be shared with the borrower. The Fund may also pay reasonable finder's, custodian and administrative fees in connection with these loans. The terms of the Fund's loans must meet applicable tests under the Internal Revenue Code and must permit the Fund to reacquire loaned securities on five days' notice or in time to vote on any important matter.


         n Derivatives. The Fund can invest in a variety of derivative investments to seek income or for hedging purposes. Some derivative investments the Fund may use are the hedging instruments described below in this Statement of Additional Information.

                  |_| Structured Notes. The Fund can invest in a variety of derivative investments that are specially-designed. They include "index-linked" notes and "commodity-linked" notes. Principal and/or interest payments on these notes depend on the performance of an underlying index. The principal and/or interest payments on these types of notes depend on the performance of one or more market indices, such as the S&P 500 Index or a weighted index of commodity futures (such as crude oil, gasoline and natural gas).

         The Fund can also buy currency-indexed securities, another derivative investment. Typically these are short-term or intermediate-term debt securities. Their value at maturity or the rates at which they pay income are determined by the change in value of the U.S. dollar against one or more foreign currencies or an index. In some cases, these securities may pay an amount at maturity based on a multiple of the amount of the relative currency movements. This type of index security offers the potential for increased income or principal payments but at a greater risk of loss than a typical debt security of the same maturity and credit quality.

         Other derivative investments the Fund can buy include "debt exchangeable for common stock" of an issuer or "equity-linked debt securities" of an issuer. At maturity, the debt security is exchanged for common stock of the issuer or it is payable in an amount based on the price of the issuer's common stock at the time of maturity. Both alternatives present a risk that the amount payable at maturity will be less than the principal amount of the debt because the price of the issuer's common stock might not be as high as the Manager expected.

         n Hedging. The Fund can use hedging to attempt to protect against declines in the market value of the Fund's portfolio, to permit the Fund to retain unrealized gains in the value of portfolio securities which have appreciated, or to facilitate selling securities for investment reasons. To do so, the Fund could:
         |_|  sell futures contracts,
         |_| buy puts on such futures or on securities, or |_| write covered calls on securities or futures. Covered calls may also be used to increase the Fund's income, but the Manager does not expect to engage extensively in that practice.

         The Fund can use hedging to establish a position in the securities market as a temporary substitute for purchasing particular securities. In that case, the Fund would normally seek to purchase the securities and then terminate that hedging position. The Fund might also use this type of hedge to attempt to protect against the possibility that its portfolio securities would not be fully included in a rise in value of the market. To do so the Fund could:
         o    buy futures, or
         o    buy calls on such futures or on securities.

         The Fund's strategy of hedging with futures and options on futures will be incidental to the Fund's activities in the underlying cash market. The particular hedging instruments the Fund can use are described below. The Fund may employ new hedging instruments and strategies when they are developed, if those investment methods are consistent with the Fund's investment objective and are permissible under applicable regulations governing the Fund. The Fund is not obligated to use hedging instruments, even though it is permitted to use them in the Manager's discretion, as described below.

         o Futures.  The Fund can buy and sell futures  contracts that relate to
(1) debt securities (these are referred to as "interest rate futures"), (2) broadly-based stock indices (these are referred to as "stock index futures") or other indices (referred to as "financial futures"), (3) foreign currencies (these are referred to asforward contracts),"forward contracts"), or (4) commodities (these are referred to as "commodity futures").


                  o Stock Index Futures, Financial Futures and Interest Rate Futures. A broadly-based stock index is used as the basis for trading stock index futures. They may in some cases be based on stocks of issuers in a particular industry or group of industries. A stock index assigns relative values to the common stocks included in the index and its value fluctuates in response to the changes in value of the underlying stocks. A stock index cannot be purchased or sold directly. Financial futures are similar contracts based on the future value of the basket of securities that comprise the index. These contracts obligate the seller to deliver, and the purchaser to take, cash to settle the futures transaction. There is no delivery made of the underlying securities to settle the futures obligation. Either party may also settle the transaction by entering into an offsetting contract.

         An interest rate future obligates the seller to deliver (and the purchaser to take) cash or a specified type of debt security to settle the futures transaction. Either party could also enter into an offsetting contract to close out the position.

         No payment is paid or received by the Fund on the purchase or sale of a future. Upon entering into a futures transaction, the Fund will be required to deposit an initial margin payment with the futures commission merchant (the "futures broker"). Initial margin payments will be deposited with the Fund's Custodian bank in an account registered in the futures broker's name. However, the futures broker can gain access to that account only under specified conditions. As the future is marked to market (that is, its value on the Fund's books is changed) to reflect changes in its market value, subsequent margin payments, called variation margin, will be paid to or by the futures broker daily.

         At any time prior to expiration of the future, the Fund may elect to close out its position by taking an opposite position, at which time a final determination of variation margin is made and any additional cash must be paid by or released to the Fund. Any loss or gain on the future is then realized by the Fund for tax purposes. All futures transactions are effected through a clearinghouse associated with the exchange on which the contracts are traded.

         o Commodity Futures. The Fund can invest a portion of its assets in commodity futures contracts. They may be based upon commodities in five main commodity groups: energy, livestock, agriculture, industrial metals and precious metals, on individual commodities within these groups, or on other commodities. For hedging purposes, the Fund may buy and sell commodity futures contracts, options on commodity futures contracts, and options and futures on commodity indices.


         Under a commodity futures contract, the buyer agrees to take delivery of a specified amount of a commodity at a future date at a price agreed upon when the contract is made. In the United States, commodity contracts are traded on futures exchanges. The exchanges offer a central marketplace for transactions, a clearing corporation to process trades, standardization of contract sizes and expiration dates, and the liquidity of a secondary market. futures markets also regulate the terms and conditions of delivery and the maximum permissible price movement of a contract during a trading session. The exchanges have rules on position limits. Those rules limit the amount of futures contracts that any one party may hold in a particular commodity at one time. Those rules are designed to prevent any one party from controlling a significant portion of the market.


         Despite the daily price limits imposed by the futures exchanges, historically the short-term price volatility of commodity futures contracts has been greater than that for stocks and bonds. To the extent that the Fund invests in these futures contracts, its share price may be subject to greater volatility.


         o Put and Call Options. The Fund can buy and sell certain kinds of put options ("puts") and call options ("calls"). The Fund can buy and sell exchange-traded and over-the-counter put and call options, including index options, securities options, currency options, commodities options, and options on the other types of futures described above.

                  o Writing Covered Call Options. The Fund can write (that is, sell) covered calls. If the Fund sells a call option, it must be covered. That means the Fund must own the security subject to the call while the call is outstanding, or, for certain types of calls, the call may be covered by segregating liquid assets to enable the Fund to satisfy its obligations if the call is exercised. Up to 25% of the Fund's total assets may be subject to calls the Fund writes.

         When the Fund writes a call on a security, it receives cash (a premium). The Fund agrees to sell the underlying security to a purchaser of a corresponding call on the same security during the call period at a fixed exercise price regardless of market price changes during the call period. The call period is usually not more than nine months. The exercise price may differ from the market price of the underlying security. The Fund has the risk of loss that the price of the underlying security may decline during the call period. That risk may be offset to some extent by the premium the Fund receives. If the value of the investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case the Fund would keep the cash premium and the investment.

         When the Fund writes a call on an index, it receives cash (a premium). If the buyer of the call exercises it, the Fund will pay an amount of cash equal to the difference between the closing price of the call and the exercise price, multiplied by a specified multiple that determines the total value of the call for each point of difference. If the value of the underlying investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case the Fund would keep the cash premium.


         The Fund's Custodian, or a securities depository acting for the Custodian, will act as the Fund's escrow agent, through the facilities of the Options Clearing Corporation ("OCC"), as to the investments on which the Fund has written calls traded on exchanges or as to other acceptable escrow securities. In that way, no margin will be required for such transactions. OCC will release the securities on the expiration of the option or when the Fund enters into a closing transaction.


         When the Fund writes an over-the-counter ("OTC") option, it will enter into an arrangement with a primary U.S. government securities dealer which will establish a formula price at which the Fund will have the absolute right to repurchase that OTC option. The formula price will generally be based on a multiple of the premium received for the option, plus the amount by which the option is exercisable below the market price of the underlying security (that is, the option is "in the money"). When the Fund writes an OTC option, it will treat as illiquid (for purposes of its restriction on holding illiquid securities) the mark-to-market value of any OTC option it holds, unless the option is subject to a buy-back agreement by the executing broker.


         To terminate its obligation on a call it has written, the Fund may purchase a corresponding call in a "closing purchase transaction." The Fund will then realize a profit or loss, depending upon whether the net of the amount of the option transaction costs and the premium received on the call the Fund wrote is more or less than the price of the call the Fund purchases to close out the transaction. The Fund may realize a profit if the call expires unexercised, because the Fund will retain the underlying security and the premium it received when it wrote the call. Any such profits are considered short-term capital gains for Federal income tax purposes, as are the premiums on lapsed calls. When distributed by the Fund they are taxable as ordinary income. If the Fund cannot effect a closing purchase transaction due to the lack of a market, it will have to hold the callable securities until the call expires or is exercised.

         The Fund may also write calls on a futures contract without owning the futures contract or securities deliverable under the contract. To do so, at the time the call is written, the Fund must cover the call by segregating an equivalent dollar amount of liquid assets. The Fund will segregate additional liquid assets if the value of the segregated assets drops below 100% of the current value of the future. Because of this segregation requirement, in no circumstances would the Fund's receipt of an exercise notice as to that future require the Fund to deliver a futures contract. It would simply put the Fund in a short futures position, which is permitted by the Fund's hedging policies.

                  o Writing Put Options. The Fund may sell put options. A put option on securities gives the purchaser the right to sell, and the writer the obligation to buy, the underlying investment at the exercise price during the option period. The Fund will not write puts if, as a result, more than 25% of the Fund's net assets would be required to be segregated to cover such put options.

         If the Fund writes a put, the put must be covered by segregated liquid assets. The premium the Fund receives from writing a put represents a profit, as long as the price of the underlying investment remains equal to or above the exercise price of the put. However, the Fund also assumes the obligation during the option period to buy the underlying investment from the buyer of the put at the exercise price, even if the value of the investment falls below the exercise price. If a put the Fund has written expires unexercised, the Fund realizes a gain in the amount of the premium less the transaction costs incurred. If the put is exercised, the Fund must fulfill its obligation to purchase the underlying investment at the exercise price. That price will usually exceed the market value of the investment at that time. In that case, the Fund may incur a loss if it sells the underlying investment. That loss will be equal to the sum of the sale price of the underlying investment and the premium received minus the sum of the exercise price and any transaction costs the Fund incurred.

         When writing a put option on a security, to secure its obligation to pay for the underlying security the Fund will deposit in escrow liquid assets with a value equal to or greater than the exercise price of the underlying securities. The Fund therefore forgoes the opportunity of investing the segregated assets or writing calls against those assets.

         As long as the Fund's obligation as the put writer continues, it may be assigned an exercise notice by the broker-dealer through which the put was sold. That notice will require the Fund to take delivery of the underlying security and pay the exercise price. The Fund has no control over when it may be required to purchase the underlying security, since it may be assigned an exercise notice at any time prior to the termination of its obligation as the writer of the put. That obligation terminates upon expiration of the put. It may also terminate if, before it receives an exercise notice, the Fund effects a closing purchase transaction by purchasing a put of the same series as it sold. Once the Fund has been assigned an exercise notice, it cannot effect a closing purchase transaction.

         The Fund may decide to effect a closing purchase transaction to realize a profit on an outstanding put option it has written or to prevent the underlying security from being put. Effecting a closing purchase transaction will also permit the Fund to write another put option on the security, or to sell the security and use the proceeds from the sale for other investments. The Fund will realize a profit or loss from a closing purchase transaction depending on whether the cost of the transaction is less or more than the premium received from writing the put option. Any profits from writing puts are considered short-term capital gains for Federal tax purposes, and when distributed by the Fund, are taxable as ordinary income.

                  o Purchasing Calls and Puts. The Fund may purchase calls to protect against the possibility that the Fund's portfolio will not participate in an anticipated rise in the securities market. When the Fund buys a call (other than in a closing purchase transaction), it pays a premium. The Fund then has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price. The Fund benefits only if it sells the call at a profit or if, during the call period, the market price of the underlying investment is above the sum of the call price plus the transaction costs and the premium paid for the call and the Fund exercises the call. If the Fund does not exercise the call or sell it (whether or not at a profit), the call will become worthless at its expiration date. In that case the Fund will have paid the premium but lost the right to purchase the underlying investment.


         The Fund can buy puts whether or not it holds the underlying investment in its portfolio. When the Fund purchases a put, it pays a premium and, except as to puts on indices, has the right to sell the underlying investment to a seller of a put on a corresponding investment during the put period at a fixed exercise price. Buying a put on securities or futures the Fund owns enables the Fund to attempt to protect itself during the put period against a decline in the value of the underlying investment below the exercise price by selling the underlying investment at the exercise price to a seller of a corresponding put. If the market price of the underlying investment is equal to or above the exercise price and, as a result, the put is not exercised or resold, the put will become worthless at its expiration date. In that case the Fund will have paid the premium but lost the right to sell the underlying investment. However, the Fund may sell the put prior to its expiration.

That sale may or may not be at a profit.

         When the Fund purchases a call or put on an index or future, it pays a premium, but settlement is in cash rather than by delivery of the underlying investment to the Fund. Gain or loss depends on changes in the index in question (and thus on price movements in the securities market generally) rather than on price movements in individual securities or futures contracts.

         The Fund may buy a call or put only if, after the purchase, the value of all call and put options held by the Fund will not exceed 5% of the Fund's total assets.



                  o Buying and Selling Options on Foreign Currencies. The Fund can buy and sell calls and puts on foreign currencies. They include puts and calls that trade on a securities or commodities exchange or in the over-the-counter markets or are quoted by major recognized dealers in such options. The Fund could use these calls and puts to try to protect against declines in the dollar value of foreign securities and increases in the dollar cost of foreign securities the Fund wants to acquire.

         If the Manager anticipates a rise in the dollar value of a foreign currency in which securities to be acquired are denominated, the increased cost of those securities may be partially offset by purchasing calls or writing puts on that foreign currency. If the Manager anticipates a decline in the dollar value of a foreign currency, the decline in the dollar value of portfolio securities denominated in that currency might be partially offset by writing calls or purchasing puts on that foreign currency. However, the currency rates could fluctuate in a direction adverse to the Fund's position. The Fund will then have incurred option premium payments and transaction costs without a corresponding benefit.


         A call the Fund writes on a foreign currency is "covered" if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or it can do so for additional cash consideration held in a segregated account by its Custodian bank) upon conversion or exchange of other foreign currency held in its portfolio.


         The Fund could write a call on a foreign currency to provide a hedge against a decline in the U.S. dollar value of a security which the Fund owns or has the right to acquire and which is denominated in the currency underlying the option. That decline might be one that occurs due to an expected adverse change in the exchange rate. This is known as a "cross-hedging" strategy. In those circumstances, the Fund covers the option by maintaining cash, U.S. government securities or other liquid, high grade debt securities in an amount equal to the exercise price of the option, in a segregated account with the Fund's Custodian bank.


         o Risks of Hedging with Options and Futures. The use of hedging instruments requires special skills and knowledge of investment techniques that are different than what is required for normal portfolio management. If the Manager uses a hedging instrument at the wrong time or judges market conditions incorrectly, hedging strategies may reduce the Fund's return. The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments.


         The Fund's option activities could affect its portfolio turnover rate and brokerage commissions. The exercise of calls written by the Fund might cause the Fund to sell related portfolio securities, thus increasing its turnover rate. The exercise by the Fund of puts on securities will cause the sale of underlying investments, increasing portfolio turnover. Although the decision whether to exercise a put it holds is within the Fund's control, holding a put might cause the Fund to sell the related investments for reasons that would not exist in the absence of the put.
         The Fund could have to pay a brokerage commission each time it buys a call or put, sells a call or put, or buys or sells an underlying investment in connection with the exercise of a call or put. Those commissions could be higher on a relative basis than the commissions for direct purchases or sales of the underlying investments. Premiums paid for options are small in relation to the market value of the underlying investments. Consequently, put and call options offer large amounts of leverage. The leverage offered by trading in options could result in the Fund's net asset value being more sensitive to changes in the value of the underlying investment.


         If a covered call written by the Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price. It will not be able to realize any profit if the investment has increased in value above the call price.


         An option position may be closed out only on a market that provides secondary trading for options of the same series, and there is no assurance that a liquid secondary market will exist for any particular option. The Fund might experience losses if it could not close out a position because of an illiquid market for the future or option.

         There is a risk in using short hedging by selling futures or purchasing puts on broadly-based indices or futures to attempt to protect against declines in the value of the Fund's portfolio securities. The risk is that the prices of the futures or the applicable index will correlate imperfectly with the behavior of the cash prices of the Fund's securities. For example, it is possible that while the Fund has used hedging instruments in a short hedge, the market might advance and the value of the securities held in the Fund's portfolio might decline. If that occurred, the Fund would lose money on the hedging instruments and also experience a decline in the value of its portfolio securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio of securities will tend to move in the same direction as the indices upon which the hedging instruments are based.

         The risk of imperfect correlation increases as the composition of the Fund's portfolio diverges from the securities included in the applicable index. To compensate for the imperfect correlation of movements in the price of the portfolio securities being hedged and movements in the price of the hedging instruments, the Fund might use hedging instruments in a greater dollar amount than the dollar amount of portfolio securities being hedged. It might do so if the historical volatility of the prices of the portfolio securities being hedged is more than the historical volatility of the applicable index.


         The ordinary spreads between prices in the cash and futures markets are subject to distortions, due to differences in the nature of those markets. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities markets. Therefore, increased participation by speculators in the futures market may cause temporary price distortions.


         The Fund can use hedging instruments to establish a position in the securities markets as a temporary substitute for the purchase of individual securities (long hedging) by buying futures and/or calls on such futures, broadly-based indices or on securities. It is possible that when the Fund does so the market might decline. If the Fund then concludes not to invest in securities because of concerns that the market may decline further or for other reasons, the Fund will realize a loss on the hedging instruments that is not offset by a reduction in the price of the securities purchased.

         o Forward Contracts. Forward contracts are foreign currency exchange contracts. They are used to buy or sell foreign currency for future delivery at a fixed price. The Fund uses them to "lock in" the U.S. dollar price of a security denominated in a foreign currency that the Fund has bought or sold, or to protect against possible losses from changes in the relative values of the U.S. dollar and a foreign currency. The Fund limits its exposure in foreign currency exchange contracts in a particular foreign currency to the amount of its assets denominated in that currency or a closely-correlated currency. The Fund may also use"cross- "cross-hedging" where the Fund hedges against changes in currencies other than the currency in which a security it holds is denominated.


         Under a forward contract, one party agrees to purchase, and another party agrees to sell, a specific currency at a future date. That date may be any fixed number of days from the date of the contract agreed upon by the parties. The transaction price is set at the time the contract is entered into. These contracts are traded in the inter-bank market conducted directly among currency traders (usually large commercial banks) and their customers.

         The Fund may use forward contracts to protect against uncertainty in the level of future exchange rates. The use of forward contracts does not eliminate the risk of fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. Although forward contracts may reduce the risk of loss from a decline in the value of the hedged currency, at the same time they limit any potential gain if the value of the hedged currency increases.


         When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when it anticipates receiving dividend payments in a foreign currency, the Fund might desire to "lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of the dividend payments. To do so, the Fund could enter into a forward contract for the purchase or sale of the amount of foreign currency involved in the underlying transaction, in a fixed amount of U.S. dollars per unit of the foreign currency. This is called a "transaction hedge." The transaction hedge will protect the Fund against a loss from an adverse change in the currency exchange rates during the period between the date on which the security is purchased or sold or on which the payment is declared, and the date on which the payments are made or received.

         The Fund could also use forward contracts to lock in the U.S. dollar value of portfolio positions. This is called a "position hedge." When the Fund believes that foreign currency might suffer a substantial decline against the U.S. dollar, it could enter into a forward contract to sell an amount of that foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in that foreign currency. When the Fund believes that the U.S. dollar may suffer a substantial decline against a foreign currency, it might enter into a forward contract to buy that foreign currency for a fixed dollar amount. Alternatively, the Fund might enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount if the Fund believes that the U.S. dollar value of the foreign currency to be sold pursuant to its forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which portfolio securities of the Fund are denominated. That is referred to as a "cross hedge."


         The Fund will cover its short positions in these cases by identifying to its Custodian bank assets having a value equal to the aggregate amount of the Fund's commitment under forward contracts. The Fund will not enter into forward contracts or maintain a net exposure to such contracts if the consummation of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency or another currency that is the subject of the hedge. However, to avoid excess transactions and transaction costs, the Fund may maintain a net exposure to forward contracts in excess of the value of the Fund's portfolio securities or other assets denominated in foreign currencies if the excess amount is "covered" by liquid securities denominated in any currency. The cover must be at least equal at all times to the amount of that excess. As one alternative, the Fund may purchase a call option permitting the Fund to purchase the amount of foreign currency being hedged by a forward sale contract at a price no higher than the forward contract price. As another alternative, the Fund may purchase a put option permitting the Fund to sell the amount of foreign currency subject to a forward purchase contract at a price as high or higher than the forward contact price.


         The precise matching of the amounts under forward contracts and the value of the securities involved generally will not be possible because the future value of securities denominated in foreign currencies will change as a consequence of market movements between the date the forward contract is entered into and the date it is sold. In some cases the Manager might decide to sell the security and deliver foreign currency to settle the original purchase obligation. If the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver, the Fund might have to purchase additional foreign currency on the "spot" (that is, cash) market to settle the security trade. If the market value of the security instead exceeds the amount of foreign currency the Fund is obligated to deliver to settle the trade, the Fund might have to sell on the spot market some of the foreign currency received upon the sale of the security. There will be additional transaction costs on the spot market in those cases.

         The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Fund to sustain losses on these contracts and to pay additional transactions costs. The use of forward contracts in this manner might reduce the Fund's performance if there are unanticipated changes in currency prices to a greater degree than if the Fund had not entered into such contracts.


         At or before the maturity of a Forward Contract requiring the Fund to sell a currency, the Fund might sell a portfolio security and use the sale proceeds to make delivery of the currency. In the alternative the Fund might retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract. Under that contract the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Fund might close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance. The gain or loss will depend on the extent to which the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and offsetting contract.
         The costs to the Fund of engaging in forward contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no brokerage fees or commissions are involved. Because these contracts are not traded on an exchange, the Fund must evaluate the credit and performance risk of the counterparty under each forward contract.

         Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Fund may convert foreign currency from time to time, and will incur costs in doing so. Foreign exchange dealers do not charge a fee for conversion, but they do seek to realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer might offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange if the Fund desires to resell that currency to the dealer.


         o Interest Rate Swap Transactions. The Fund can enter into interest rate swap agreements. In an interest rate swap, the Fund and another party exchange their right to receive or their obligation to pay interest on a security. For example, they might swap the right to receive floating rate payments for fixed rate payments. The Fund can enter into swaps only on securities that it owns. The Fund will not enter into swaps with respect to more than 25% of its total assets. Also, the Fund will segregate liquid assets (such as cash or U.S. government securities) to cover any amounts it could owe under swaps that exceed the amounts it is entitled to receive, and it will adjust that amount daily, as needed.


         Swap agreements entail both interest rate risk and credit risk. There is a risk that, based on movements of interest rates in the future, the payments made by the Fund under a swap agreement will be greater than the payments it received. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual interest payments that the Fund has not yet received. The Manager will monitor the creditworthiness of counterparties to the Fund's interest rate swap transactions on an ongoing basis.


         The Fund can enter into swap transactions with certain counterparties pursuant to master netting agreements. A master netting agreement provides that all swaps done between the Fund and that counterparty shall be regarded as parts of an integral agreement. If amounts are payable on a particular date in the same currency in respect of one or more swap transactions, the amount payable on that date in that currency shall be the net amount. In addition, the master netting agreement may provide that if one party defaults generally or on one swap, the counterparty can terminate all of the swaps with that party. Under these agreements, if a default results in a loss to one party, the measure of that party's damages is calculated by reference to the average cost of a replacement swap for each swap. It is measured by the mark-to-market value at the time of the termination of each swap. The gains and losses on all swaps are then netted, and the result is the counterparty's gain or loss on termination. The termination of all swaps and the netting of gains and losses on termination is generally referred to as "aggregation."


         o Regulatory Aspects of Hedging Instruments. When using futures and options on futures, the Fund is required to operate within certain guidelines and restrictions with respect to the use of futures as established by the Commodities Futures Trading Commission (the "CFTC"). In particular, the Fund is exempted from registration with the CFTC as a "commodity pool operator" if the Fund complies with the requirements of Rule 4.5 adopted by the CFTC. The Rule does not limit the percentage of the Fund's assets that may be used for futures margin and related options premiums for a bona fide hedging position. However, under the Rule, the Fund must limit its aggregate initial futures margin and related options premiums to not more than 5% of the Fund's net assets for hedging strategies that are not considered bona fide hedging strategies under the Rule. Under the Rule, the Fund must also use short futures and options on futures solely for bona fide hedging purposes within the meaning and intent of the applicable provisions of the Commodity Exchange Act.


         Transactions in options by the Fund are subject to limitations established by the option exchanges. The exchanges limit the maximum number of options that may be written or held by a single investor or group of investors acting in concert. Those limits apply regardless of whether the options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more different exchanges or through one or more brokers. Thus, the number of options that the Fund may write or hold may be affected by options written or held by other entities, including other investment companies having the same adviser as the Fund (or an adviser that is an affiliate of the Fund's adviser). The exchanges also impose position limits on futures transactions. An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.


         Under the Investment Company Act, when the Fund purchases a future, it must maintain cash or readily marketable short-term debt instruments in an amount equal to the market value of the securities underlying the future, less the margin deposit applicable to it.


         o Tax Aspects of Certain Hedging Instruments. Certain foreign currency exchange contracts in which the Fund may invest are treated as "Section 1256 contracts" under the Internal Revenue Code. In general, gains or losses relating to Section 1256 contracts are characterized as 60% long-term and 40% short-term capital gains or losses under the Code. However, foreign currency gains or losses arising from Section 1256 contracts that are forward contracts generally are treated as ordinary income or loss. In addition, Section 1256 contracts held by the Fund at the end of each taxable year are "marked-to-market," and unrealized gains or losses are treated as though they were realized. These contracts also may be marked-to-market for purposes of determining the excise tax applicable to investment company distributions and for other purposes under rules prescribed pursuant to the Internal Revenue Code. An election can be made by the Fund to exempt those transactions from this marked-to-market treatment.


         Certain forward contracts the Fund enters into may result in "straddles" for Federal income tax purposes. The straddle rules may affect the character and timing of gains (or losses) recognized by the Fund on straddle positions. Generally, a loss sustained on the disposition of a position making up a straddle is allowed only to the extent that the loss exceeds any unrecognized gain in the offsetting positions making up the straddle. Disallowed loss is generally allowed at the point where there is no unrecognized gain in the offsetting positions making up the straddle, or the offsetting position is disposed of.

         Under the Internal Revenue Code, the following gains or losses are treated as ordinary income or loss: (1) gains or losses attributable to fluctuations in exchange rates that occur between the time the Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities, and
(2) gains or losses attributable to fluctuations in the value of a foreign currency between the date of acquisition of a debt security denominated in a foreign currency or foreign currency forward contracts and the date of disposition.

         Currency gains and losses are offset against market gains and losses on each trade before determining a net "Section 988" gain or loss under the Internal Revenue Code for that trade, which may increase or decrease the amount of the Fund's investment company income available for distribution to its shareholders.


         n Temporary Defensive Investments. The Fund's temporary defensive investments can include debt securities such as: (i) U.S. Treasury bills or other obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities; (ii) commercial paper rated A-3 or higher by Standard & Poor's or P-3 or higher by Moody's; (iii) certificates of deposit or bankers' acceptances or other obligations of domestic banks with assets of $1 billion or more; and (iv) repurchase agreements.


                             Investment Restrictions

         n What Are "Fundamental Policies?" Fundamental policies are those policies that the Fund has adopted to govern its investments that can be changed only by the vote of a "majority" of the Fund's outstanding voting securities. Under the Investment Company Act, a "majority" vote is defined as the vote of the holders of the lesser of:

         o 67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or o more than 50% of the outstanding shares.


         The Fund's investment objective is a fundamental policy. Other policies described in the Prospectus or this Statement of Additional Information are "fundamental" only if they are identified as such. The Fund's Board of Trustees can change non-fundamental policies without shareholder approval. However, significant changes to investment policies will be described in supplements or updates to the Prospectus or this Statement of Additional Information, as appropriate. The Fund's most significant investment policies are described in the Prospectus.

         n Does the Fund Have Additional Fundamental Policies? The following investment restrictions are fundamental policies of the Fund.


         o The Fund cannot buy securities issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities of that issuer or if it would then own more than 10% of that issuer's voting securities. This limitation applies to 75% of the Fund's total assets. The limit does not apply to securities issued by the U.S. government or any of its agencies or instrumentalities.


         o The Fund cannot invest in physical commodities or physical commodity contracts. However, the Fund may buy and sell hedging instruments that are permitted by any of its other investment policies. The Fund may also buy and sell options, futures and other instruments backed by physical commodities or the investment return from which is linked to changes in the price of physical commodities.

         o The Fund cannot concentrate investments. That means it cannot invest 25% or more of its total assets in any industry.

         o The Fund cannot borrow money, except for temporary emergency purposes or under other unusual circumstances.

         o The Fund cannot invest in real estate or in interests in real estate. However, the Fund can purchase securities of issuers holding real estate or interests in real estate (including securities of real estate investment trusts).

         o The Fund cannot engage in short sales or purchase securities on margin. However, the Fund can make margin deposits in connection with its investments.

         o The Fund cannot invest in companies for the purpose of acquiring control or management of those companies.

         o The Fund cannot underwrite securities of other companies. A permitted exception is in case it is deemed to be an underwriter under the Securities Act of 1933 when reselling any securities held in its own portfolio.

         o The Fund cannot invest in or hold securities of any issuer if officers and Trustees or directors of the Fund or the Manager individually beneficially own more than 1/2 of 1% of the securities of that issuer and together own more than 5% of the securities of that issuer.

         ? The Fund cannot buy securities from, or sell securities to, any officer or Trustee of the Fund, or any officer or director of the Manager, or any firms of which any of them are members (although such persons may act as brokers for the Fund). This restriction does not apply to purchases and sales of the Fund's shares.


         The Fund cannot cease to maintain its business as an investment company, as defined in the Investment Company Act.

         The Fund cannot accept the purchase price for any of its shares without immediately thereafter issuing an appropriate number of shares.

         The Fund cannot pledge, mortgage or hypothecate its assets. Collateral, escrow and margin arrangements in connection with any of its investments are permitted.


o The Fund cannot issue "senior securities," but this does not prohibit certain investment activities including, for example, entering into reverse repurchase agreements, delayed-delivery and when-issued arrangements for portfolio securities transactions, and entering into contracts to buy or sell derivatives, hedging instruments, options, futures and the related margin, collateral or escrow arrangements.


         Unless the Prospectus or this Statement of Additional Information states that a percentage restriction applies on an ongoing basis, it applies only at the time the Fund makes an investment. The Fund need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund.


         The Fund undertakingcurrently has an operating policy (which is not fundamental but will not be changed without the approval of shareholders) that prohibits the Fund from lending money, however, that policy does not prohibit the Fund from purchasing debt securities, entering into repurchase agreements or making loans of portfolio securities, subject to the restrictions stated under "Loans of Portfolio Securities."


     For purposes of the Fund's policy not to concentrate its investments as described above, the Fund has adopted the industry classifications set forth in Appendix B to this Statement of Additional Information. This is not a fundamental policy.


                             How the Fund is Managed

Organization and History. The Fund is an open-end, diversified management investment company with an unlimited number of authorized shares of beneficial interest. The Fund was organized as a corporation in 1967 but was reorganized as a Massachusetts business trust in July 1986.

         The Fund is governed by a Board of Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law. The Trustees meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager. Although the Fund will not normally hold annual meetings of its shareholders, it may hold shareholder meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Trustee or to take other action described in the Fund's Declaration of Trust.


         o Classes of Shares. The Board of Trustees has the power, without shareholder approval, to divide unissued shares of the Fund into two or more classes. The Board has done so, and the Fund currently has three classes of shares: Class A, Class B, and Class C. All classes invest in the same investment portfolio. Each class of shares: o has its own dividends and distributions, o pays certain expenses which may be different for the different classes, o may have a different net asset value, o may have separate voting rights on matters in which interests of one class are different from interests of another class, and
o         votes as a class on matters that affect that class alone.

         Shares are freely transferable, and each share of each class has one vote at shareholder meetings, with fractional shares voting proportionally on matters submitted to the vote of shareholders. Each share of the Fund represents an interest in the Fund proportionately equal to the interest of each other share of the same class.


         The Trustees are authorized to create new series and classes of shares. The Trustees may reclassify unissued shares of the Fund into additional series or classes of shares. The Trustees also may divide or combine the shares of a class into a greater or lesser number of shares without changing the proportionate beneficial interest of a shareholder in the Fund. Shares do not have cumulative voting rights or preemptive or subscription rights. Shares may be voted in person or by proxy at shareholder meetings.


         |_| Meetings of Shareholders. As a Massachusetts business trust, the Fund is not required to hold, and does not plan to hold, regular annual meetings of shareholders. The Fund will hold meetings when required to do so by the Investment Company Act or other applicable law. It will also do so when a shareholder meeting is called by the Trustees or upon proper request of the shareholders.


         Shareholders have the right, upon the declaration in writing or vote of two-thirds of the outstanding shares of the Fund, to remove a Trustee. The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of its outstanding shares. If the Trustees receive a request from at least 10 shareholders stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the Fund's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense. The shareholders making the request must have been shareholders for at least six months and must hold shares of the Fund valued at $25,000 or more or constituting at least 1% of the Fund's outstanding shares, whichever is less. The Trustees may also take other action as permitted by the Investment Company Act.

         |_| Shareholder and Trustee Liability. The Fund's Declaration of Trust contains an express disclaimer of shareholder or Trustee liability for the Fund's obligations. It also provides for indemnification and reimbursement of expenses out of the Fund's property for any shareholder held personally liable for its obligations. The Declaration of Trust also states that upon request, the Fund shall assume the defense of any claim made against a shareholder for any act or obligation of the Fund and shall satisfy any judgment on that claim. Massachusetts law permits a shareholder of a business trust (such as the Fund) to be held personally liable as a "partner" under certain circumstances. However, the risk that a Fund shareholder will incur financial loss from being held liable as a "partner" of the Fund is limited to the relatively remote circumstances in which the Fund would be unable to meet its obligations.

         The Fund's contractual arrangements state that any person doing business with the Fund (and each shareholder of the Fund) agrees under its Declaration of Trust to look solely to the assets of the Fund for satisfaction of any claim or demand that may arise out of any dealings with the Fund. The contracts further state that the Trustees shall have no personal liability to any such person, to the extent permitted by law.

Trustees and Officers of the Fund. The Fund's Trustees and officers and their principal occupations and business affiliations during the past five years are listed below. Trustees denoted with an asterisk (*) below are deemed to be "interested persons" of the Fund under the Investment Company Act. All of the Trustees are also trustees, directors or managing general partners of the following Denver-based Oppenheimer funds1:

Oppenheimer Cash Reserves                               Oppenheimer Total Return Fund, Inc.
Oppenheimer Champion Income Fund                        Oppenheimer Variable Account Funds
Oppenheimer Equity Income Fund                          Panorama Series Fund, Inc.
Oppenheimer High Yield Fund                             Centennial America Fund, L. P.
Oppenheimer International Bond Fund                     Centennial California Tax Exempt Trust
Oppenheimer Integrity Funds                             Centennial Government Trust
Oppenheimer Limited-Term Government Fund                Centennial Money Market Trust
Oppenheimer Main Street Funds, Inc.                     Centennial New York Tax Exempt Trust
Oppenheimer Municipal Fund                              Centennial Tax Exempt Trust
Oppenheimer Real Asset Fund                             The New York Tax-Exempt Income Fund, Inc.


                                                        15

Trust
Oppenheimer Strategic Income Fund

      Ms. Macaskill and Messrs. Swain, Bishop, Bowen, Donohue, Farrar and Zack, who are officers of the Fund, respectively hold the same offices with the other Denver-based Oppenheimer funds. As of December 1, 1998, the Trustees and officers of the Fund as a group owned less than 1% of the outstanding shares of the Fund. The foregoing statement does not reflect shares held of record by an employee benefit plan for employees of the Manager other than shares beneficially owned under that plan by the officers of the Fund listed below. Ms.

Macaskill and Mr. Donohue, are trustees of that plan.

Robert G. Avis,* Trustee; Age 67
One North Jefferson Ave., St. Louis, Missouri 63103

Vice Chairman of A.G. Edwards & Sons, Inc. (a broker-dealer) and A.G. Edwards, Inc. (its parent holding company); Chairman of A.G.E. Asset Management and A.G. Edwards Trust Company (its affiliated investment adviser and trust company, respectively).


William A. Baker, Trustee; Age 83
197 Desert Lakes Drive, Palm Springs, California 92264
Management Consultant.

George C. Bowen,* Vice President, Assistant Secretary, Treasurer and Trustee; Age 62 6803 South Tucson Way, Englewood, Colorado 80112
Senior Vice President (since September 1987) and Treasurer (since March 1985) of the Manager; Vice President (since June 1983) and Treasurer (since March 1985) of the Distributor; Vice President (since October 1989) and Treasurer (since April 1986) of HarbourView Asset Management Corp., an investment adviser subsidiary of the Manager; Senior Vice President (since February 1992), Treasurer (since July 1991) and a director (since December 1991) of Centennial Asset Management Corporation, an investment adviser subsidiary of the Manager; Vice President and Treasurer (since August 1978) and Secretary (since April
1981) of Shareholder Services Inc., a transfer agent subsidiary of the Manager; Vice President, Treasurer and Secretary (since November 1989) of



1. Ms. Macaskill and Mr. Bowen are not Trustees or Directors of Oppenheimer Integrity Funds, Oppenheimer Strategic Income Fund, Panorama Series Fund, Inc. or Oppenheimer Variable Account Funds. Mr. Fossel and Mr. Bowen are not Trustees of Centennial New York Tax Exempt Trust or Managing General Partners of Centennial America Fund, L.P.

Shareholder Financial Services, Inc., a transfer agent subsidiary of the Manager; Assistant Treasurer (since March 1998) of Oppenheimer Acquisition Corp., the parent company of the Manager; Treasurer of Oppenheimer Partnership Holdings, Inc. (since November 1989); Vice President and Treasurer of Oppenheimer Real Asset Management, Inc. (since July 1996), an investment adviser subsidiary of the Manager; an officer of other Oppenheimer funds; formerly Treasurer (June 1990- March 1998) of Oppenheimer Acquisition Corp.

Charles Conrad, Jr., Trustee; Age 68
1501 Quail Street, Newport Beach, CA 92660

Chairman and CEO of Universal Space Lines, Inc. (a space services management company); formerly Vice President of McDonnell Douglas Space Systems Co. prior to which he was associated with the National Aeronautics and Space Administration.


Jon S. Fossel, Trustee; Age 56
P.O. Box 44, Mead Street, Waccabuc, New York 10597
Formerly Chairman and a director of the Manager, President and a director of Oppenheimer Acquisition Corp., Shareholder Services, Inc. and Shareholder Financial Services, Inc.

Sam Freedman, Trustee; Age: 58
4975 Lakeshore Drive, Littleton, Colorado 80123
Formerly Chairman and Chief Executive Officer of OppenheimerFunds Services, Chairman, Chief Executive Officer and a director of Shareholder Services, Inc. and Shareholder Financial Services, Inc., Vice President and a director of Oppenheimer Acquisition Corp. and a director of the Manager.

Raymond J. Kalinowski, Trustee; Age 69
44 Portland Drive, St. Louis, Missouri 63131
Director of Wave Technologies International, Inc. (a computer products training company).

C. Howard Kast, Trustee; Age 76
2552 East Alameda, Denver, Colorado 80209
Formerly Managing Partner of Deloitte, Haskins & Sells (an accounting firm).

Robert M. Kirchner, Trustee; Age 77
7500 E. Arapahoe Road, Englewood, Colorado 80112
President of The Kirchner Company (management consultants).


Bridget A. Macaskill*, President and Trustee; Age: 50
Two World Trade Center, 34th Floor, New York, New York 10048

President (since June 1991), Chief Executive Officer (since September 1995) and a director (since December 1994) of the Manager; President and a director (since June 1991) of HarbourView Asset Management Corp.; Chairman and a director (since August 1994) of Shareholder Services, Inc. and (since September 1995) Shareholder Financial Services, Inc.; President (since September 1995) and a director (since October 1990) of Oppenheimer Acquisition Corp.; President (since September 1995) and a director (since November 1989) of Oppenheimer Partnership Holdings, Inc., a holding company subsidiary of the Manager; a director of Oppenheimer Real Asset Management, Inc. (since July 1996); President and a director (since October 1997) of OppenheimerFunds International Ltd., an offshore fund management subsidiary of the Manager, and Oppenheimer Millennium Funds plc; President and a director of other Oppenheimer funds; a director of Hillsdown Holdings plc (a U.K. food company).

Ned M. Steel, Trustee; Age 83
3416 South Race Street, Englewood, Colorado 80110
Chartered Property and Casualty Underwriter; a director of Visiting Nurse Corporation of Colorado.


James C. Swain*, Chairman, Chief Executive Officer and Trustee; Age 65 6803 South Tucson Way, Englewood, Colorado 80112

Vice Chairman of the Manager (since September 1988); formerly President and a director of Centennial Asset Management Corporation, and Chairman of the Board of Shareholder Services, Inc.

John P. Doney, Vice President and Portfolio Manager; Age: 68.
Two World Trade Center, 34th Floor, New York, New York 10048-0203
Vice President of the Manager (since June 1992). Prior to joining the Manager he was a Senior Vice President and Chief Investment Officer - Equities, of National Securities & Research Corporation (a mutual fund investment adviser) and Vice President of the National-affiliated investment companies.

Andrew J. Donohue, Vice President and Secretary; Age 48
Two World Trade Center, 34th Floor, New York, New York 10048
Executive Vice President  (since January 1993),  General  Counsel (since October
1991) and a Director (since September 1995) of the Manager; Executive Vice President (since September 1993) and a director (since January 1992) of the Distributor; Executive Vice President, General Counsel and a director of HarbourView Asset Management Corp., Shareholder Services, Inc., Shareholder Financial Services, Inc. and Oppenheimer Partnership Holdings, Inc. (since September 1995); President and a director of Centennial Asset Management Corp. (since September 1995); President and a director of Oppenheimer Real Asset
Management, Inc. (since July 1996); General Counsel (since May 1996) and Secretary (since April 1997) of Oppenheimer Acquisition Corp.; Vice President and a Director of OppenheimerFunds International Ltd. and Oppenheimer Millennium Funds plc (since October 1997); an officer of other Oppenheimer funds.

Robert J. Bishop, Assistant Treasurer; Age 40
6803 South Tucson Way, Englewood, Colorado 80112
Vice President of the Manager/Mutual Fund Accounting (since May 1996); an officer of other Oppenheimer funds; formerly an Assistant Vice President of the Manager/Mutual Fund Accounting (April 1994-May 1996), and a Fund Controller for the Manager.

Scott Farrar, Assistant Treasurer; Age 33
6803 South Tucson Way, Englewood, Colorado 80112
Vice President of the Manager/Mutual Fund Accounting (since May 1996); Assistant Treasurer of Oppenheimer Millennium Funds plc (since October 1997); an officer of other Oppenheimer funds; formerly an Assistant Vice President of the Manager/Mutual Fund Accounting (April 1994-May 1996), and a Fund Controller for the Manager.

Robert G. Zack, Assistant Secretary; Age 50
Two World Trade Center, 34th Floor, New York, New York 10048-0203

Senior Vice President (since May 1985) and Associate  General Counsel (since May
1981) of the Manager, Assistant Secretary of Shareholder Services, Inc. (since May 1985), and Shareholder Financial Services, Inc. (since November 1989); Assistant Secretary (since October 1997) of Oppenheimer Millennium Funds plc and OppenheimerFunds International Ltd.; an officer of other Oppenheimer funds.

      n Remuneration of Trustees. The officers of the Fund and three Trustees of the Fund (Ms. Macaskill and Messrs. Bowen and Swain) are affiliated with the Manager and receive no salary or fee from the Fund. The remaining Trustees of the Fund received the compensation shown below. The compensation from the Fund was paid during its fiscal year ended August 31, 1998. The compensation from all of the Denver-based Oppenheimer funds includes the compensation from the Fund and represents compensation received as a director, trustee, managing general partner or member of a committee of the Board during the calendar year 1997.


----------------------------------------- -------------------------------- ---------------------------------

                                                                                  Total Compensation
                                              Aggregate Compensation            from all Denver-Based
      Director's Name and Position                   from Fund                    Oppenheimer Funds1

----------------------------------------- -------------------------------- ---------------------------------
----------------------------------------- -------------------------------- ---------------------------------

Robert G. Avis                                        $7,231                           $63,501

----------------------------------------- -------------------------------- ---------------------------------
----------------------------------------- -------------------------------- ---------------------------------

William A. Baker                                      $8,546                           $77,502

----------------------------------------- -------------------------------- ---------------------------------
----------------------------------------- -------------------------------- ---------------------------------

Charles Conrad, Jr.3                                  $8,029                           $72,000

----------------------------------------- -------------------------------- ---------------------------------
----------------------------------------- -------------------------------- ---------------------------------

Jon. S. Fossel                                        $7,201                           $63,277

----------------------------------------- -------------------------------- ---------------------------------
----------------------------------------- -------------------------------- ---------------------------------

Sam Freedman
Audit and Review Committee
Member2                                               $7,624                           $66,501

----------------------------------------- -------------------------------- ---------------------------------
----------------------------------------- -------------------------------- ---------------------------------

Raymond J. Kalinowski
Audit and Review
Committee Member2                                     $8,100                           $71,561

----------------------------------------- -------------------------------- ---------------------------------
----------------------------------------- -------------------------------- ---------------------------------

C. Howard Kast
Audit and Review
Committee Chairman2                                   $8,620                           $76,503

----------------------------------------- -------------------------------- ---------------------------------
----------------------------------------- -------------------------------- ---------------------------------

Robert M. Kirchner3                                   $8,029                           $72,000

----------------------------------------- -------------------------------- ---------------------------------
----------------------------------------- -------------------------------- ---------------------------------

Ned M. Steel                                          $7,231                           $63,501

----------------------------------------- -------------------------------- ---------------------------------

1. For the 1997 calendar year. Compensation is only from funds on whose Board a Director served, as described above.

2. Committee positions effective July 1, 1997.

3. Prior to July 1, 1997, Messrs. Baker, Conrad and Kirchner were members of the Audit and Review Committee.

      n Deferred Compensation Plan. The Board of Trustees has adopted a Deferred Compensation Plan for disinterested Trustees that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from the Fund. Under the plan, the compensation deferred by a Trustee or is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the Trustee. The amount paid to the Trustee under the plan will be determined based upon the performance of the selected funds. Deferral of Trustee's fees under the plan will not materially affect the Fund's assets, liabilities and net income per share. The plan will not obligate the Fund to retain the services of any Trustee or to pay any particular level of compensation to any Trustee. Pursuant to an Order issued by the Securities and Exchange Commission, the Fund may invest in the funds selected by the Trustee under the plan without shareholder approval for the limited purpose of determining the value of the Trustee's deferred fee account.


The Manager. The Manager is wholly-owned by Oppenheimer Acquisition Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company. The Manager and the Fund have a Code of Ethics. It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers, that would compete with or take advantage of the Fund's portfolio transactions. Compliance with the Code of Ethics is carefully monitored and enforced by the Manager.

      n The Investment Advisory Agreement. The Manager provides investment advisory and management services to the Fund under an investment advisory agreement between the Manager and the Fund. The Manager selects securities for the Fund's portfolio and handles its day-to-day business. The portfolio manager of the Fund is employed by the Manager and is the person who is principally responsible for the day-to-day management of the Fund's portfolio. Other members of the Manager's Equity Portfolio Department provide the portfolio manager with counsel and support in managing the Fund's portfolio.

      The agreement requires the Manager, at its expense, to provide the Fund with adequate office space, facilities and equipment. It also requires the Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective administration for the Fund. Those responsibilities include the compilation and maintenance of records with respect to its operations, the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Fund.

      The Fund pays expenses not expressly assumed by the Manager under the advisory agreement. The advisory agreement lists examples of expenses paid by the Fund. The major categories relate to interest, taxes, brokerage commissions, fees to independent trustees, legal and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs and non-recurring expenses, including litigation costs. The management fees paid by the Fund to the Manager are calculated at the rates described in the Prospectus, which are applied to the assets of the Fund as a whole. The fees are allocated to each class of shares based upon the relative proportion of the Fund's net assets represented by that class.



---------------------------------------- ----------------------------------------------------------------------------

Fiscal Year ended 8/31:                                Management Fees Paid to OppenheimerFunds, Inc.

---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------


           1996 (2 months)1                                              $2,134,834

---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------

           1996 (2 months)1                                              $2,134,834

---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------

                 1997                                                    $14,800,449

---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------

                 1998                                                    $19,364,160

---------------------------------------- ----------------------------------------------------------------------------

1. Fiscal period from 7/1/96 to 8/31/96. The management fees for the 12 month fiscal year ended 6/30/96 were $12,078,956.


      The investment advisory agreement contains an indemnity of the Manager. As long as it has acted with due care and in good faith, the Manager is not liable for any loss sustained by reason of any investment, the adoption of any investment policy, or the purchase, sale or retention of any security. However the investment advisory agreement does not exculpate the Manager from willful misfeasance, bad faith, gross negligence in the performance of its duties or reckless disregard of its obligations and duties under the investment advisory agreement.

      The agreement permits the Manager to act as investment adviser for any other person, firm or corporation and to use the name "Oppenheimer" in connection with other investment companies for which it may act as investment adviser or general distributor. If the Manager shall no longer act as investment adviser to the Fund, the Manager may withdraw the right of the Fund to use the name "Oppenheimer" as part of its name.


                         Brokerage Policies of the Fund


Brokerage Provisions of the Investment Advisory Agreement. One of the duties of the Manager under the investment advisory agreement is to arrange the portfolio transactions for the Fund. The advisory agreement contains provisions relating to the employment of broker-dealers to effect the Fund's portfolio transactions. The Manager is authorized by the advisory agreement to employ broker-dealers, including "affiliated" brokers, as that term is defined in the Investment Company Act. The Manager may employ broker-dealers that the Manager thinks, in its best judgment based on all relevant factors, will implement the policy of the Fund to obtain, at reasonable expense, the "best execution" of the Fund's portfolio transactions. "Best execution" means prompt and reliable execution at the most favorable price obtainable. The Manager need not seek competitive commission bidding. However, it is expected to be aware of the current rates of eligible brokers and to minimize the commissions paid to the extent consistent with the interests and policies of the Fund as established by its Board of Trustees.


         Under the investment advisory agreement, the Manager may select brokers (other than affiliates) that provide brokerage and/or research services for the Fund and/or the other accounts over which the Manager or its affiliates have investment discretion. The commissions paid to such brokers may be higher than another qualified broker would charge, if the Manager makes a good faith determination that the commission is fair and reasonable in relation to the services provided. Subject to those considerations, as a factor in selecting brokers for the Fund's portfolio transactions, the Manager may also consider sales of shares of the Fund and other investment companies for which the Manager or an affiliate serves as investment adviser.

Brokerage Practices Followed by the Manager. The Manager allocates brokerage for the Fund subject to the provisions of the investment advisory agreement and the procedures and rules described above. Generally, the Manager's portfolio traders allocate brokerage based upon recommendations from the Manager's portfolio managers. In certain instances, portfolio managers may directly place trades and allocate brokerage. In either case, the Manager's executive officers supervise the allocation of brokerage.


      Transactions in securities other than those for which an exchange is the primary market are generally done with principals or market makers. In transactions on foreign exchanges, the Fund may be required to pay fixed brokerage commissions and therefore would not have the benefit of negotiated commissions available in U.S. markets. Brokerage commissions are paid primarily for transactions in listed securities or for certain fixed-income agency transactions in the secondary market. Otherwise brokerage commissions are paid only if it appears likely that a better price or execution can be obtained by doing so. In an option transaction, the Fund ordinarily uses the same broker for the purchase or sale of the option and any transaction in the securities to which the option relates. toOther funds advised by the Manager have investment policies similar to those of the Fund. Those other funds may purchase or sell the same thesecurities as the Fund at the same time as the Fund, Thewhich could affect the supply and price of the securities. If two or more funds advised by the Manager purchase the same security on the same day from the same dealer, the transactions under those combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.


      Most purchases of debt obligations are principal transactions at net prices. Instead of using a broker for those transactions, the Fund normally deals directly with the selling or purchasing principal or market maker unless the Manager determines that a better price or execution can be obtained by using the services of a broker. Purchases of portfolio securities from underwriters include a commission or concession paid by the issuer to the underwriter. Purchases from dealers include a spread between the bid and asked prices. The Fund seeks to obtain prompt execution of these orders at the most favorable net price.

      The investment advisory agreement permits the Manager to allocate brokerage for research services. The research services provided by a particular broker may be useful only to one or more of the advisory accounts of the Manager and its affiliates. The investment research received for the commissions of those other accounts may be useful both to the Fund and one or more of the Manager's other accounts. Investment research may be supplied to the Manager by a third party at the instance of a broker through which trades are placed.

      Investment research services include information and analysis on particular companies and industries as well as market or economic trends and portfolio strategy, market quotations for portfolio evaluations, information systems, computer hardware and similar products and services. If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars.

      The Board of Trustees permits the Manager to use stated commissions on secondary fixed-income agency trades to obtain research if the broker represents to the Manager that: (i) the trade is not from or for the broker's own inventory, (ii) the trade was executed by the broker on an agency basis at the stated commission, and (iii) the trade is not a riskless principal transaction. The Board of Trustees permits the Manager to use concessions on fixed-price offerings to obtain research, in the same manner as is permitted for agency transactions.

      The research services provided by brokers broadens the scope and supplements the research activities of the Manager. That research provides additional views and comparisons for consideration, and helps the Manager to obtain market information for the valuation of securities that are either held in the Fund's portfolio or are being considered for purchase. The Manager provides information to the Board about the commissions paid to brokers furnishing such services, together with the Manager's representation that the amount of such commissions was reasonably related to the value or benefit of such services.

---------------------------------------- -----------------------------------------------------------------------------

        Fiscal Year Ended 8/31:                        Total Brokerage Commissions Paid by the Fund1

---------------------------------------- -----------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------

           1996 (2 months) 2                                               $168,229

---------------------------------------- -----------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------

                 1997                                                      $706,049

---------------------------------------- -----------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------

                 1998                                                     $829,8753

---------------------------------------- -----------------------------------------------------------------------------

1. Amounts do not include spreads or concessions on principal transactions on a net trade basis.
2. For the fiscal period from 7/1/96 to 8/31/96. The total brokerage commissions paid by the Fund for the

     12 month fiscal year ended 6/30/96 were $766,137.

3. In the fiscal year ended 8/31/98, the amount of transactions directed to brokers for research services was $487,036,339 and the amount of the commissions paid to broker-dealers for those services was $617,002.



                         Distribution and Service Plans

The Distributor. Under its General Distributor's Agreement with the Fund's parent corporation, the Distributor acts as the Fund's principal underwriter in the continuous public offering of shares of the Fund's classes of shares. The Distributor is not obligated to sell a specific number of shares. Expenses normally attributable to sales are borne by the Distributor. They exclude payments under the Fund's Distribution and Service Plans but include advertising and the cost of printing and mailing prospectuses (other than prospectuses furnished to current shareholders).

      The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares during the Fund's three most recent fiscal years is shown in the table below.

--------------------- -------------------------- ----------------------- ---------------------- ----------------------


       19962          $632,850                   $218,008                $                      $

--------------------- -------------------------- ----------------------- ---------------------- ----------------------






-------------- ------------------ -------------------- -------------------- ------------------- --------------------

               Aggregate          Class A Front-End    Commissions on       Commissions on      Commissions on
               Front-End Sales    Sales Charges        Class A Shares       Class B Shares      Class C Shares
Fiscal Year    Charges on Class   Retained by          Advanced by          Advanced by         Advanced by
Ended 8/31:    A Shares           Distributor          Distributor1         Distributor1        Distributor1

-------------- ------------------ -------------------- -------------------- ------------------- --------------------
-------------- ------------------ -------------------- -------------------- ------------------- --------------------

    19962          $632,850            $218,008                N/A               $489,862             $15,300

-------------- ------------------ -------------------- -------------------- ------------------- --------------------
-------------- ------------------ -------------------- -------------------- ------------------- --------------------

    1997          $5,179,851          $1,573,826               N/A              $4,076,061           $367,675

-------------- ------------------ -------------------- -------------------- ------------------- --------------------
-------------- ------------------ -------------------- -------------------- ------------------- --------------------

    1998          $8,057,145          $2,429,799            $468,532            $8,780,583           $551,784

-------------- ------------------ -------------------- -------------------- ------------------- --------------------

1. Includes amounts paid to a dealer affiliated with the Distributor's parent.
2. Fiscal period from 7/1/96 to 8/31/96. For the 12 month fiscal year ended 6/30/96 the aggregate sales charges on Class A shares were $4,966,513 of which $1,546,454 was retained by the Distributor. For the same period, Class B contingent deferred sales charges in the amount of $360,582 and Class C contingent deferred sales charges in the amount of $1,547 were retained by the Distributor.


---------------- ------------------------------- -------------------------------- ----------------------------------

                 Class A Contingent Deferred     Class B Contingent Deferred      Class C Contingent Deferred
Fiscal     Year  Sales Charges Retained by       Sales Charges Retained by        Sales Charges Retained by
Ended 8/31       Distributor                     Distributor                      Distributor

---------------- ------------------------------- -------------------------------- ----------------------------------
---------------- ------------------------------- -------------------------------- ----------------------------------

     1998                      $0                           $631,183                           $23,959

---------------- ------------------------------- -------------------------------- ----------------------------------

      For additional information about distribution of the Fund's shares, including fees and expenses, please refer to "Distribution and Service Plans," below.


Distribution and Service Plans. The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B and Class C shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund makes payments to the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.

      Each plan has been approved by a vote of the Board of Trustees, including a majority of the Independent Trustees,2 cast in person at a meeting called for the purpose of voting on that plan. Each plan has also been approved by the holders of a "majority" (as defined in the Investment Company Act) of the shares of the applicable class.

      Under the plans, the Manager and the Distributor, in their sole discretion, from time to time, may use their own resources (at no direct cost to the Fund) to make payments to brokers, dealers or other financial institutions for distribution and administrative services they perform. The Manager may use its profits from the advisory fee it receives from the Fund. In their sole discretion, the Distributor and the Manager may increase or decrease the amount of payments they make from their own resources to plan recipients.


      Unless a plan is terminated as described below, the plan continues in effect from year to year but only if the Fund's Board of Trustees and its Independent Trustees specifically vote annually to approve its continuance. Approval must be by a vote cast in person at a meeting called for the purpose of voting on continuing the plan. A plan may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding shares of that class.


      The Board of Trustees and the Independent Trustees must approve all material amendments to a plan. An amendment to increase materially the amount of payments to be made under a plan must be approved by shareholders of the class affected by the amendment. Because Class B shares of the Fund automatically convert into Class A shares after six years, the Fund must obtain the approval of both Class A and Class B shareholders for a proposed material amendment to the Class A Plan that would materially increase payments under the Plan. That approval must be by a "majority" (as defined in the Investment Company Act) of the shares of each class, voting separately by class.
      While the Plans are in effect, the Treasurer of the Fund shall provide separate written reports on the plans to the Board of Trustees at least quarterly for its review. The Reports shall detail the amount of all payments made under a plan, the purpose for which the payments were made and the identity of each recipient of a payment. The reports on the Class B Plan and Class C Plan shall also include the Distributor's distribution costs for that quarter. Those reports are subject to the review and approval of the Independent Trustees.



2. In accordance with Rule 12b-1 of the Investment Company Act, the term "Independent Trustees" in this Statement of Additional Information refers to those Trustees who are not "interested persons" of the Fund and who do not have any direct or indirect financial interest in the operation of the distribution plan or any agreement under the plan.

      Each Plan states that while it is in effect, the selection and nomination of those Trustees of the Fund who are not "interested persons" of the Fund is committed to the discretion of the Independent Trustees. This does not prevent the involvement of others in the selection and nomination process as long as the final decision as to selection or nomination is approved by a majority of the Independent Trustees.


      Under the plans for a class, no payment will be made to any recipient in any quarter in which the aggregate net asset value of all Fund shares of that class held by the recipient for itself and its customers does not exceed a minimum amount, if any, that may be set from time to time by a majority of the Independent Trustees. The Board of Trustees has set no minimum amount of assets to qualify for payments under the plans.


      o Class A Service Plan Fees. Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions (they are referred to as "recipients") for personal services and account maintenance services they provide for their customers who hold Class A shares. The services include, among others, answering customer inquiries about the Fund, assisting in establishing and maintaining accounts in the Fund, making the Fund's investment plans available and providing other services at the request of the Fund or the Distributor.


      The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net assets of Class A shares. The Board has set the rate at that level for shares acquired on or after April 1, 1991, and 0.15% for shares acquired before that date. While the plan permits the Board to authorize payments to the Distributor to reimburse itself for services under the plan, the Board has not yet done so. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares acquired on or after April 1, 1991, and held in the accounts of the recipients or their customers. The rate is 0.15% for shares acquired earlier and held in such accounts.

      For the fiscal year ended August 31, 1998 payments under the Class A Plan totaled $6,047,155, all of which was paid by the Distributor to recipients. That included $436,769 paid to an affiliate of the Distributor's parent company. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. The Distributor may not use payments received under the Class A Plan to pay any of its interest expenses, carrying charges, or other financial costs, or allocation of overhead.

      o Class B and Class C Service and Distribution Plan Fees. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B and Class C plans allow the Distributor to be compensated for its services and costs in distributing Class B and Class C shares and servicing accounts. The types of services that recipients provide are similar to the services provided under the Class A service plan, described above.

      The Class B and the Class C Plans permit the Distributor to retain both the asset-based sales charges and the service fees or to pay recipients the service fee on a quarterly basis, without payment in advance. However, the Distributor currently intends to pay the service fee to recipients in advance for the first year after the shares are purchased. After the first year shares are outstanding, the Distributor makes service fee payments quarterly on those shares. The advance payment is based on the net asset value of shares sold. Shares purchased by exchange do not qualify for the advance service fee payment. If Class B or Class C shares are redeemed during the first year after their purchase, the recipient of the service fees on those shares will be obligated to repay the Distributor a pro rata portion of the advance payment of the service fee made on those shares.


      The Distributor retains the asset-based sales charge on Class B shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. It pays the asset-based sales charge as an ongoing commission to the recipient on Class C shares outstanding for a year or more. If a dealer has a special agreement with the Distributor, the Distributor will pay the Class B and/or Class C service fee and the asset-based sales charge to the dealer quarterly in lieu of paying the sales commissions and service fee in advance at the time of purchase.

      The asset-based sales charges on Class B and Class C shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares. The Fund pays the asset-based sales charges to the Distributor for its services rendered in distributing Class B and Class C shares. The payments are made to the Distributor in recognition that the Distributor: o pays sales commissions to authorized brokers and dealers at the time of sale and pays service fees as described above,
o may finance payment of sales commissions and/or the advance of the service fee payment to recipients under the plans, or may provide such financing from its own resources or from the resources of an affiliate,
o employs personnel to support distribution of Class B and Class C shares, and
o bears the costs of sales literature, advertising and prospectuses (other than those furnished to current shareholders) and state "blue sky" registration fees and certain other distribution expenses.


      For the fiscal year ended August 31, 1998, payments under the Class B Plan totaled $____________$5,744,260 (including $___________$85,448 paid to an affiliate of the Distributor's parent). The Distributor retained $4,717,686 of the total amount. For the fiscal year ended August 31, 1998, payments under the Class C Plan totaled $_______________,$769,244, (including $___________$4,936 paid to an affiliate of the Distributor's parent). The Distributor retained $535,009 of the total amount.

      The Distributor's actual expenses in selling Class B and Class C shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and from the Fund under the plans. As of August 31, 1998, the Distributor had incurred unreimbursed expenses under the Class B plan in the amount of $15,529,526 (equal to 2.45% of the Fund's net assets represented by Class B shares on that date) and unreimbursed expenses under the Class C plan of $1,178,202 (equal to 1.24% of the Fund's net assets represented by Class C shares on that date). If either the Class B or the Class C Plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated.


      All payments under the Class B and the Class C Plans are subject to the limitations imposed by the Conduct Rules of the National Association of Securities Dealers, Inc. on payments of asset-based sales charges and service fees.

                             Performance of the Fund


Explanation of Performance Terminology. The Fund uses a variety of terms to illustrate its investment performance. Those terms include "cumulative total return," "average annual total return," "average annual total return at net asset value" and "total return at net asset value." An explanation of how total returns are calculated is set forth below. The charts below show the Fund's performance as of the Fund's most recent fiscal year end. You can obtain current performance information by calling the Fund's Transfer Agent at 1-800-525-7048 or by visiting the OppenheimerFunds Internet web site at http://www.oppenheimerfunds.com.

         The Fund's illustrations of its performance data in advertisements must comply with rules of the Securities and Exchange Commission. Those rules describe the types of performance data that may be used and how it is to be calculated. In general, any advertisement by the Fund of its performance data must include the average annual total returns for the advertised class of shares of the Fund. Those returns must be shown for the 1-, 5- and 10-year periods (or the life of the class, if less) ending as of the most recently ended calendar quarter prior to the publication of the advertisement (or its submission for publication).


         Use of standardized performance calculations enables an investor to compare the Fund's performance to the performance of other funds for the same periods. However, a number of factors should be considered before using the Fund's performance information as a basis for comparison with other investments:


         |_| Total returns measure the performance of a hypothetical account in the Fund over various periods and do not show the performance of each shareholder's account. Your account's performance will vary from the model performance data if your dividends are received in cash, or you buy or sell shares during the period, or you bought your shares at a different time and price than the shares used in the model.
         |_| The Fund's performance returns do not reflect the effect of taxes on dividends and capital gains distributions.
     |_| An investment in the Fund is not insured by the FDIC or any other government agency.
     |_| The principal value of the Fund's shares and total returns are not guaranteed and normally will fluctuate on a daily basis.
         When an investor's shares are redeemed, they may be worth more or less than their original cost.

         Total   returns  for  any  given  past  period   represent   historical
performance information and are not, and should not be considered, a prediction of future returns.

         The performance of each class of shares is shown separately, because the performance of each class of shares will usually be different. That is because of the different kinds of expenses each class bears. The total returns of each class of shares of the Fund are affected by market conditions, the quality of the Fund's investments, the maturity of debt investments, the types of investments the Fund holds, and its operating expenses that are allocated to the particular class.


         |X| Total Return Information. There are different types of "total returns" to measure the Fund's performance. Total return is the change in value of a hypothetical investment in the Fund over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares and that the investment is redeemed at the end of the period. Because of differences in expenses for each class of shares, the total returns for each class are separately measured. The cumulative total return measures the change in value over the entire period (for example, ten years). An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period. However, average annual total returns do not show actual year-by-year performance. The Fund uses standardized calculations for its total returns as prescribed by the SEC. The methodology is discussed below.


         In calculating total returns for Class A shares, the current maximum sales charge of 5.75% (as a percentage of the offering price) is deducted from the initial investment ("P") (unless the return is shown without sales charge, as described below). For Class B shares, payment of the applicable contingent deferred sales charge is applied, depending on the period for which the return is shown: 5.0% in the first year, 4.0% in the second year, 3.0% in the third and fourth years, 2.0% in the fifth year, 1.0% in the sixth year and none thereafter. For Class C shares, the 1% contingent deferred sales charge is deducted for returns for the 1-year period.

         |_| Average Annual Total Return. The "average annual total return" of each class is an average annual compounded rate of return for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an Ending Redeemable Value ("ERV" in the formula) of that investment, according to the following formula:

                  1/n
                  (ERV)
                  (---)   -1 = Average Annual Total Return
                  ( P )

         |_| Cumulative Total Return. The "cumulative total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis.
Cumulative total return is determined as follows:

                      ERV - P
                      ------- = Total Return
                         P


         |_| Total Returns at Net Asset Value. From time to time the Fund may also quote a cumulative or an average annual total return "at net asset value" (without deducting sales charges) for each class of shares. Each is based on the difference in net asset value per share at the beginning and the end of the period for a hypothetical investment in that class of shares (without considering front-end or contingent deferred sales charges) and takes into consideration the reinvestment of dividends and capital gains distributions.


--------------------------------------------------------------------------------

             The Fund's Total Returns for the Periods Ended 8/31/98

--------------------------------------------------------------------------------
-- -----------------------------------------------------------------------------

               Cumulative Total                                  Average Annual Total Returns
Class      of  Returns (10 years or
Shares         Life of Class)

-------------- ------------------------- -----------------------------------------------------------------------------
-------------- ------------------------- ------------------------- ------------------------- -------------------------

                                                                            5-Year                   10-Year
                                                  1-Year              (or life-of-class)        (or life-of-class)

-------------- ------------------------- ------------------------- ------------------------- -------------------------
-------------- ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------

               After        Without      After        Without      After        Without      After        Without
               Sales        Sales        Sales        Sales        Sales        Sales        Sales        Sales
               Charge       Charge       Charge       Charge       Charge       Charge       Charge       Charge

-------------- ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------
-------------- ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------

Class A        210.89%      229.85%      0.06%        6.17%        12.15%       13.49%       12.01%1      12.68%1

-------------- ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------
-------------- ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------

Class B        51.92%       82.92%       0.45%        5.32%        12.30%2      12.55%2      12.61%2      12.75%2

-------------- ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------
-------------- ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------

Class C        53.27%       53.27%       4.33%        5.30%        16.27%3      16.27%3      N/A          N/A

-------------- ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------

1. Inception of Class A:   12/1/70
2. Inception of Class B:   8/17/93
3. Inception of Class C:   11/1/95

Other Performance Comparisons. The Fund compares its performance annually to that of an appropriate broadly-based market index in its Annual Report to shareholders. You can obtain that information by contacting the Transfer Agent at the addresses or telephone numbers shown on the cover of this Statement of Additional Information. The Fund may also compare its performance to that of other investments, including other mutual funds, or use rankings of its performance by independent ranking entities. Examples of these performance comparisons are set forth below.


         |_| Lipper Rankings. From time to time the Fund may publish the ranking of the performance of its classes of shares by Lipper Analytical Services, Inc. Lipper is a widely-recognized independent mutual fund monitoring service. Lipper monitors the performance of regulated investment companies, including the Fund, and ranks their performance for various periods based on categories relating to investment objectives. Lipper currently ranks the Fund's performance against all other income funds. The Lipper performance rankings are based on total returns that include the reinvestment of capital gain distributions and income dividends but do not take sales charges or taxes into consideration. Lipper also publishes "peer-group" indices of the performance of all mutual funds in a category that it monitors and averages of the performance of the funds in particular categories.

         |_| Morningstar Rankings. From time to time the Fund may publish the star ranking of the performance of its classes of shares by Morningstar, Inc., an independent mutual fund monitoring service. Morningstar ranks mutual funds in broad investment categories: domestic stock funds, international stock funds, taxable bond funds and municipal bond funds. The Fund is ranked among domestic stock funds.

         Morningstar star rankings are based on risk-adjusted total investment return. Investment return measures a fund's (or class's) one-, three-, five- and ten-year average annual total returns (depending on the inception of the fund or class) in excess of 90-day U.S. Treasury bill returns after considering the fund's sales charges and expenses. Risk measures a fund's (or class's) performance below 90-day U.S. Treasury bill returns. Risk and investment return are combined to produce star rankings reflecting performance relative to the average fund in a fund's category. Five stars is the "highest" ranking (top 10% of funds in a category), four stars is "above average" (next 22.5%), three stars is "average" (next 35%), two stars is "below average" (next 22.5%) and one star is "lowest" (bottom 10%). The current star ranking is the fund's (or class's) 3-year ranking or its combined 3- and 5-year ranking (weighted 60%/40%
respectively), or its combined 3-, 5-, and 10-year ranking (weighted 40%, 30% and 30%, respectively), depending on the inception date of the fund (or class). Rankings are subject to change monthly.


         The Fund may also compare its performance to that of other funds in its Morningstar category. In addition to its star rankings, Morningstar also categorizes and compares a fund's 3-year performance based on Morningstar's classification of the fund's investments and investment style, rather than how a fund defines its investment objective. Morningstar's four broad categories (domestic equity, international equity, municipal bond and taxable bond) are each further subdivided into categories based on types of investments and investment styles. Those comparisons by Morningstar are based on the same risk and return measurements as its star rankings but do not consider the effect of sales charges.

         |_| Performance Rankings and Comparisons by Other Entities and Publications. From time to time the Fund may include in its advertisements and sales literature performance information about the Fund cited in newspapers and other periodicals such as The New York Times, The Wall Street Journal, Barron's, or similar publications. That information may include performance quotations from other sources, including Lipper and Morningstar. The performance of the Fund's classes of shares may be compared in publications to the performance of various market indices or other investments, and averages, performance rankings or other benchmarks prepared by recognized mutual fund statistical services.


         Investors may also wish to compare the returns on the Fund's share classes to the return on fixed-income investments available from banks and thrift institutions. Those include certificates of deposit, ordinary interest-paying checking and savings accounts, and other forms of fixed or variable time deposits, and various other instruments such as Treasury bills. However, the Fund's returns and share price are not guaranteed or insured by the FDIC or any other agency and will fluctuate daily, while bank depository obligations may be insured by the FDIC and may provide fixed rates of return. Repayment of principal and payment of interest on Treasury securities is backed by the full faith and credit of the U.S. government.


         From time to time, the Fund may publish rankings or ratings of the Manager or Transfer Agent, and of the investor services provided by them to shareholders of the Oppenheimer funds, other than performance rankings of the Oppenheimer funds themselves. Those ratings or rankings of shareholder and investor services by third parties may include comparisons of their services to those provided by other mutual fund families selected by the rating or ranking services. They may be based upon the opinions of the rating or ranking service itself, using its research or judgment, or based upon surveys of investors, brokers, shareholders or others.


--------------------------------------------------------------------------------
ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

How to Buy Shares

         Additional information is presented below about the methods that can be used to buy shares of the Fund. Appendix C contains more information about the special sales charge arrangements offered by the Fund, and the circumstances in which sales charges may be reduced or waived for certain classes of investors.

AccountLink. When shares are purchased through AccountLink, each purchase must be at least $25. Shares will be purchased on the regular business day the Distributor is instructed to initiate the Automated Clearing House ("ACH") transfer to buy the shares. Dividends will begin to accrue on shares purchased with the proceeds of ACH transfers on the business day the Fund receives Federal Funds for the purchase through the ACH system before the close of The New York Stock Exchange. The Exchange normally closes at 4:00 P.M., but may close earlier on certain days. If Federal Funds are received on a business day after the close of the Exchange, the shares will be purchased and dividends will begin to accrue on the next regular business day. The proceeds of ACH transfers are normally received by the Fund 3 days after the transfers are initiated. The Distributor and the Fund are not responsible for any delays in purchasing shares resulting from delays in ACH transmissions.

Reduced Sales Charges. As discussed in the Prospectus, a reduced sales charge rate may be obtained for Class A shares under Right of Accumulation and Letters of Intent because of the economies of sales efforts and reduction in expenses realized by the Distributor, dealers and brokers making such sales. No sales charge is imposed in certain other circumstances described in Appendix C to this Statement of Additional Information because the Distributor or dealer or broker incurs little or no selling expenses.

         n Right of Accumulation. To qualify for the lower sales charge rates that apply to larger purchases of Class A shares, you and your spouse can add together:
              o Class A and Class B shares you purchase for your individual accounts, or for your joint accounts, or for trust or custodial accounts on behalf of your children who are minors, and o current purchases of Class A and Class B shares of the Fund and other Oppenheimer funds to reduce the sales charge rate that applies to current purchases of Class A shares, and o Class A and Class B shares of Oppenheimer funds you previously purchased subject to an initial or contingent deferred sales charge to reduce the sales charge rate for current purchases of Class A shares, provided that you still hold your investment in one of the Oppenheimer funds.

         A fiduciary can count all shares purchased for a trust, estate or other fiduciary account (including one or more employee benefit plans of the same employer) that has multiple accounts. The Distributor will add the value, at current offering price, of the shares you previously purchased and currently own to the value of current purchases to determine the sales charge rate that applies. The reduced sales charge will apply only to current purchases. You must request it when you buy shares.


         n The Oppenheimer Funds. The Oppenheimer funds are those mutual funds for which the Distributor acts as the distributor or the sub-distributor and currently include the following:

Oppenheimer Bond Fund                                     Oppenheimer Limited-Term Government Fund
Oppenheimer Capital Appreciation Fund                     Oppenheimer Main Street California Municipal Fund
Oppenheimer California Municipal Fund                     Oppenheimer Main Street Growth & Income Fund
Oppenheimer Champion Income Fund                          Oppenheimer MidCap Fund
Oppenheimer Convertible Securities Fund                   Oppenheimer Multiple Strategies Fund
Oppenheimer Developing Markets Fund                       Oppenheimer Municipal Bond Fund
Oppenheimer Disciplined Allocation Fund                   Oppenheimer New York Municipal Fund
Oppenheimer Disciplined Value Fund                        Oppenheimer New Jersey Municipal Fund
Oppenheimer Discovery Fund                                Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Enterprise Fund                               Oppenheimer Quest Balanced Value Fund
Oppenheimer Equity Income Fund                            Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Florida Municipal Fund                        Oppenheimer Quest Global Value Fund, Inc.
Oppenheimer Global Fund                                   Oppenheimer Quest Opportunity Value Fund
Oppenheimer Global Growth & Income Fund                   Oppenheimer Quest Small Cap Value Fund
Oppenheimer Gold & Special Minerals Fund                  Oppenheimer Quest Value Fund, Inc.
Oppenheimer Growth Fund                                   Oppenheimer Real Asset Fund
Oppenheimer High Yield Fund                               Oppenheimer Strategic Income Fund
Oppenheimer Insured Municipal Fund                        Oppenheimer Total Return Fund, Inc.
Oppenheimer Intermediate Municipal Fund                   Oppenheimer U.S. Government Trust
Oppenheimer International Bond Fund                       Oppenheimer World Bond Fund
Oppenheimer International Growth Fund                     Limited-Term New York Municipal Fund
Oppenheimer International Small Company Fund              Rochester Fund Municipals
Oppenheimer Large Cap Growth Fund


and the following money market funds:

Centennial America Fund, L. P.                            Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust                    Centennial Tax Exempt Trust
Centennial Government Trust                               Oppenheimer Cash Reserves
Centennial Money Market Trust                             Oppenheimer Money Market Fund, Inc.


         There is an initial sales charge on the purchase of Class A shares of each of the Oppenheimer funds except the money market funds. Under certain circumstances described in this Statement of Additional Information, redemption proceeds of certain money market fund shares may be subject to a contingent deferred sales charge.

Letters of Intent. Under a Letter of Intent, if you purchase Class A shares or Class A and Class B shares of the Fund and other Oppenheimer funds during a 13-month period, you can reduce the sales charge rate that applies to your purchases of Class A shares. The total amount of your intended purchases of both Class A and Class B shares will determine the reduced sales charge rate for the Class A shares purchased during that period. You can include purchases made up to 90 days before the date of the Letter.


         A Letter of Intent is an investor's statement in writing to the Distributor of the intention to purchase Class A shares or Class A and Class B shares of the Fund (and other Oppenheimer funds) during a 13-month period (the "Letter of Intent period"). At the investor's request, this may include purchases made up to 90 days prior to the date of the Letter. The Letter states the investor's intention to make the aggregate amount of purchases of shares which, when added to the investor's holdings of shares of those funds, will equal or exceed the amount specified in the Letter. Purchases made by reinvestment of dividends or distributions of capital gains and purchases made at net asset value without sales charge do not count toward satisfying the amount of the Letter.

         A Letter enables an investor to count the Class A and Class B shares purchased under the Letter to obtain the reduced sales charge rate on purchases of Class A shares of the Fund (and other Oppenheimer funds) that applies under the Right of Accumulation to current purchases of Class A shares. Each purchase of Class A shares under the Letter will be made at the public offering price (including the sales charge) that applies to a single lump-sum purchase of shares in the amount intended to be purchased under the Letter.


         In submitting a Letter, the investor makes no commitment to purchase shares. However, if the investor's purchases of shares within the Letter of Intent period, when added to the value (at offering price) of the investor's holdings of shares on the last day of that period, do not equal or exceed the intended purchase amount, the investor agrees to pay the additional amount of sales charge applicable to such purchases. That amount is described in "Terms of Escrow," below (those terms may be amended by the Distributor from time to time). The investor agrees that shares equal in value to 5% of the intended purchase amount will be held in escrow by the Transfer Agent subject to the Terms of Escrow. Also, the investor agrees to be bound by the terms of the Prospectus, this Statement of Additional Information and the Application used for a Letter of Intent. If those terms are amended, as they may be from time to time by the Fund, the investor agrees to be bound by the amended terms and that those amendments will apply automatically to existing Letters of Intent.

         If the total eligible purchases made during the Letter of Intent period do not equal or exceed the intended purchase amount, the commissions previously paid to the dealer of record for the account and the amount of sales charge retained by the Distributor will be adjusted to the rates applicable to actual total purchases. If total eligible purchases during the Letter of Intent period exceed the intended purchase amount and exceed the amount needed to qualify for the next sales charge rate reduction set forth in the Prospectus, the sales charges paid will be adjusted to the lower rate. That adjustment will be made only if and when the dealer returns to the Distributor the excess of the amount of commissions allowed or paid to the dealer over the amount of commissions that apply to the actual amount of purchases. The excess commissions returned to the Distributor will be used to purchase additional shares for the investor's account at the net asset value per share in effect on the date of such purchase, promptly after the Distributor's receipt thereof.

         The Transfer Agent will not hold shares in escrow for purchases of shares of the Fund and other Oppenheimer funds by OppenheimerFunds prototype 401(k) plans under a Letter of Intent. If the intended purchase amount under a Letter of Intent entered into by an OppenheimerFunds prototype 401(k) plan is not purchased by the plan by the end of the Letter of Intent period, there will be no adjustment of commissions paid to the broker-dealer or financial institution of record for accounts held in the name of that plan.

         In determining the total amount of purchases made under a Letter, shares redeemed by the investor prior to the termination of the Letter of Intent period will be deducted. It is the responsibility of the dealer of record and/or the investor to advise the Distributor about the Letter in placing any purchase orders for the investor during the Letter of Intent period. All of such purchases must be made through the Distributor.

         [--]  Terms of Escrow That Apply to Letters of Intent.

         1. Out of the initial purchase (or subsequent purchases if necessary) made pursuant to a Letter, shares of the Fund equal in value up to 5% of the intended purchase amount specified in the Letter shall be held in escrow by the Transfer Agent. For example, if the intended purchase amount is $50,000, the escrow shall be shares valued in the amount of $2,500 (computed at the offering price adjusted for a $50,000 purchase). Any dividends and capital gains distributions on the escrowed shares will be credited to the investor's account.

         2. If the total minimum investment specified under the Letter is completed within the thirteen-month Letter of Intent period, the escrowed shares will be promptly released to the investor.


         3. If, at the end of the thirteen-month Letter of Intent period the total purchases pursuant to the Letter are less than the intended purchase amount specified in the Letter, the investor must remit to the Distributor an amount equal to the difference between the dollar amount of sales charges actually paid and the amount of sales charges which would have been paid if the total amount purchased had been made at a single time. That sales charge adjustment will apply to any shares redeemed prior to the completion of the Letter. If the difference in sales charges is not paid within twenty days after a request from the Distributor or the dealer, the Distributor will, within sixty days of the expiration of the Letter, redeem the number of escrowed shares necessary to realize such difference in sales charges. Full and fractional shares remaining after such redemption will be released from escrow. If a request is received to redeem escrowed shares prior to the payment of such additional sales charge, the sales charge will be withheld from the redemption proceeds.

         4. By signing the Letter, the investor irrevocably constitutes and appoints the Transfer Agent as attorney-in-fact to surrender for redemption any or all escrowed shares.

5. The shares eligible for purchase under the Letter (or the holding of which may be counted toward completion of a Letter) include: (a) Class A shares sold with a front-end sales charge or subject to a Class A contingent deferred sales charge,
(b) Class B shares of other Oppenheimer funds acquired subject to a contingent deferred sales charge, and (c) Class A or Class B shares acquired by exchange of either (1) Class A shares of one of the other
                      Oppenheimer funds that were acquired subject to a Class A initial or contingent deferred sales charge or (2) Class B shares of one of the other Oppenheimer funds that were acquired subject to a contingent deferred sales charge.

         6. Shares held in escrow hereunder will automatically be exchanged for shares of another fund to which an exchange is requested, as described in the section of the Prospectus entitled "How to Exchange Shares" and the escrow will be transferred to that other fund.

Asset Builder Plans. To establish an Asset Builder Plan to buy shares directly from a bank account, you must enclose a check (minimum $25) for the initial purchase with your application. Shares purchased by Asset Builder Plan payments from bank accounts are subject to the redemption restrictions for recent purchases described in the Prospectus. Asset Builder Plans also enable shareholders of Oppenheimer Cash Reserves to use their fund account to make monthly automatic purchases of shares of up to four other Oppenheimer funds.


         If you make payments from your bank account to purchase shares of the Fund, your bank account will be automatically debited, normally four to five business days prior to the investment dates selected in the Application. Neither the Distributor, the Transfer Agent nor the Fund shall be responsible for any delays in purchasing shares resulting from delays in ACH transmissions.


         Before initiating Asset Builder payments, obtain a prospectus of the selected fund(s) from the Distributor or your financial advisor and request an application from the Distributor, complete it and return it. The amount of the Asset Builder investment may be changed or the automatic investments may be terminated at any time by writing to the Transfer Agent. The Transfer Agent requires a reasonable period (approximately 15 days) after receipt of such instructions to implement them. The Fund reserves the right to amend, suspend, or discontinue offering Asset Builder plans at any time without prior notice.


Retirement Plans. Certain types of Retirement Plans are entitled to purchase shares of the Fund without sales charge or at reduced sales charge rates, as described in Appendix C to this Statement of Additional Information. Certain special sales charge arrangements described in that Appendix apply to retirement plans whose records are maintained on a daily valuation basis by Merrill Lynch Pierce Fenner & Smith, Inc. or an independent record keeper that has a contract or special arrangement with Merrill Lynch. If on the date the plan sponsor signed the Merrill Lynch record keeping service agreement the Plan has less than $3 million in assets (other than assets invested in money market funds) invested in applicable investments, then the retirement plan may purchase only Class B shares of the Oppenheimer funds. Any retirement plans in that category that currently invest in Class B shares of the Fund will have their Class B shares converted to Class A shares of the Fund when the Plan's applicable investments reach $5 million.


Cancellation of Purchase Orders. Cancellation of purchase orders for the Fund's shares (for example, when a purchase check is returned to the Fund unpaid) causes a loss to be incurred when the net asset value of the Fund's shares on the cancellation date is less than on the purchase date. That loss is equal to the amount of the decline in the net asset value per share multiplied by the number of shares in the purchase order. The investor is responsible for that loss. If the investor fails to compensate the Fund for the loss, the Distributor will do so. The Fund may reimburse the Distributor for that amount by redeeming shares from any account registered in that investor's name, or the Fund or the Distributor may seek other redress.


Classes of Shares. Each class of shares of the Fund represents an interest in the same portfolio of investments of the Fund. However, each class has different shareholder privileges and features. The net income attributable to Class B or Class C shares and the dividends payable on Class B or Class C shares will be reduced by incremental expenses borne solely by that class. Those expenses include the asset-based sales charges to which Class B and Class C are subject.

         The availability of different classes of shares permits an investor to choose the method of purchasing shares that is more appropriate for the investor. That may depend on the amount of the purchase, the length of time the investor expects to hold shares, and other relevant circumstances. Class A shares normally are sold subject to an initial sales charge. While Class B and Class C shares have no initial sales charge, the purpose of the deferred sales charge and asset-based sales charge on Class B and Class C shares is the same as that of the initial sales charge on Class A shares - to compensate the Distributor and brokers, dealers and financial institutions that sell shares of the Fund. A salesperson who is entitled to receive compensation from his or her firm for selling Fund shares may receive different levels of compensation for selling one class of shares than another.


         The Distributor will not accept any order in the amount of $500,000 or more for Class B shares or $1 million or more for Class C shares on behalf of a single investor (not including dealer "street name" or omnibus accounts). That is because generally it will be more advantageous for that investor to purchase Class A shares of the Fund.


         [--] Class B Conversion. The conversion of Class B shares to Class A shares after six years is subject to the continuing availability of a private letter ruling from the Internal Revenue Service, or an opinion of counsel or tax adviser, to the effect that the conversion of Class B shares does not constitute a taxable event for the share holder under Federal income tax law. If such a revenue ruling or opinion is no longer available, the automatic conversion feature may be suspended, in which event no further conversions of Class B shares would occur while such suspension remained in effect. Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the shareholder, and absent such exchange, Class B shares might continue to be subject to the asset-based sales charge for longer than six years.


         [--] Allocation of Expenses. The Fund pays expenses related to its daily operations, such as custodian fees, Trustees' fees, transfer agency fees, legal fees and auditing costs. Those expenses are paid out of the Fund's assets and are not paid directly by shareholders. However, those expenses reduce the net asset value of shares, and therefore are indirectly borne by shareholders through their investment.


         The methodology for calculating the net asset value, dividends and distributions of the Fund's share classes recognizes two types of expenses. General expenses that do not pertain specifically to any one class are allocated pro rata to the shares of all classes. The allocation is based on the percentage of the Fund's total assets that is represented by the assets of each class, and then equally to each outstanding share within a given class. Such general expenses include management fees, legal, bookkeeping and audit fees, printing and mailing costs of shareholder reports, Prospectuses, Statements of Additional Information and other materials for current shareholders, fees to unaffiliated Trustees, custodian expenses, share issuance costs, organization and start-up costs, interest, taxes and brokerage commissions, and non-recurring expenses, such as litigation costs.


         Other expenses that are directly attributable to a particular class are allocated equally to each outstanding share within that class. Examples of such expenses include distribution and service plan (12b-1) fees, transfer and shareholder servicing agent fees and expenses, and shareholder meeting expenses (to the extent that such expenses pertain only to a specific class).

Determination of Net Asset Values Per Share. The net asset values per share of each class of shares of the Fund are determined as of the close of business of The New York Stock Exchange on each day that the Exchange is open. The calculation is done by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. The Exchange normally closes at 4:00 P.M., New York time, but may close earlier on some other days (for example, in case of weather emergencies or on days falling before a holiday). The Exchange's most recent annual announcement (which is subject to change) states that it will close on New Year's Day, Presidents' Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. It may also close on other days.


         Dealers other than Exchange members may conduct trading in certain securities on days on which the Exchange is closed (including weekends and holidays) or after 4:00 P.M. on a regular business day. The Fund's net asset values will not be calculated on those days, and the value of some of the portfolio securities may change on those days, when shareholders may not purchase or redeem shares. Additionally, trading on European and Asian stock exchanges and over-the-counter markets normally is completed before the close of The New York Stock Exchange.

         Changes in the values of securities traded on foreign exchanges or markets as a result of events that occur after the prices of those securities are determined, but before the close of The New York Stock Exchange, will not be reflected in the Fund's calculation of its net asset values that day unless the Manager determines that the event is likely to effect a material change in the value of the security. The Manager may make that determination, under procedures established by the Board.


         n Securities Valuation. The Fund's Board of Trustees has established procedures for the valuation of the Fund's securities. In general those procedures are as follows:

         o Equity securities traded on a U.S. securities exchange or on NASDAQ are valued as follows: (1) if last sale information is regularly reported, they are valued at the last reported sale price on the principal exchange on which they are traded or on NASDAQ, as applicable, on that day, or (2) if last sale information is not available on a valuation date, they are valued at the last reported sale price preceding the valuation date if it is within the spread of the closing "bid" and "asked" prices on the valuation date or, if not, at the closing "bid" price on the valuation date.
         o Equity securities traded on a foreign securities exchange generally are valued in one of the following ways:

(1) at the last sale price available to the pricing service approved by the Board of Trustees, or

(2) at the last sale price obtained by the Manager from the report of the principal exchange on which the security is traded at its last trading session on or immediately before the valuation date, or

(3) at the mean between the "bid" and "asked" prices obtained from the principal exchange on which the security is traded or, on the basis of reasonable inquiry, from two market makers in the security.

         o Long-term debt securities having a remaining maturity in excess of 60 days are valued based on the mean between the "bid" and "asked" prices determined by a portfolio pricing service approved by the Fund's Board of Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry.

         o The following securities are valued at the mean between the "bid" and "asked" prices determined by a pricing service approved by the Fund's Board of Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry:

          (1) debt instruments that have a maturity of more than 397 days when issued,

          (2) debt instruments that had a maturity of 397 days or less when issued and have a remaining maturity of more than 60 days, and

          (3) non-money market debt instruments that had a maturity of 397 days or less when issued and which have a remaining maturity of 60 days or less.

         o  The  following   securities   are  valued  at  cost,   adjusted  for
amortization  of premiums  and  accretion  of  discounts:

          (1) money market debt securities held by a non-money market fund that had a maturity of less than 397 days when issued that have a remaining maturity of 60 days or less, and

          (2) debt instruments held by a money market fund that have a remaining maturity of 397 days or less.

         o Securities (including restricted securities) not having readily-available market quotations are valued at fair value determined under the Board's procedures. If the Manager is unable to locate two market makers willing to give quotes, a security may be priced at the mean between the "bid" and "asked" prices provided by a single active market maker (which in certain cases may be the "bid" price if no "asked" price is available).

         In the case of U.S. government securities, mortgage-backed securities, corporate bonds and foreign government securities, when last sale information is not generally available, the Manager may use pricing services approved by the Board of Trustees. The pricing service may use "matrix" comparisons to the prices for comparable instruments on the basis of quality, yield and maturity. Other special factors may be involved (such as the tax-exempt status of the interest paid by municipal securities). The Manager will monitor the accuracy of the pricing services. That monitoring may include comparing prices used for portfolio valuation to actual sales prices of selected securities.


         The closing prices in the London foreign exchange market on a particular business day that are provided to the Manager by a bank, dealer or pricing service that the Manager has determined to be reliable are used to value foreign currency, including forward contracts, and to convert to U.S. dollars securities that are denominated in foreign currency.

         Puts, calls, and futures are valued at the last sale price on the principal exchange on which they are traded or on NASDAQ, as applicable, as determined by a pricing service approved by the Board of Trustees or by the Manager. If there were no sales that day, they shall be valued at the last sale price on the preceding trading day if it is within the spread of the closing "bid" and "asked" prices on the principal exchange or on NASDAQ on the valuation date. If not, the value shall be the closing bid price on the principal exchange or on NASDAQ on the valuation date. If the put, call or future is not traded on an exchange or on NASDAQ, it shall be valued by the mean between "bid" and "asked" prices obtained by the Manager from two active market makers. In certain cases that may be at the "bid" price if no "asked" price is available.


         When the Fund writes an option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as an asset. An equivalent credit is included in the liability section. The credit is adjusted ("marked-to-market") to reflect the current market value of the option. In determining the Fund's gain on investments, if a call or put written by the Fund is exercised, the proceeds are increased by the premium received. If a call or put written by the Fund expires, the Fund has a gain in the amount of the premium. If the Fund enters into a closing purchase transaction, it will have a gain or loss, depending on whether the premium received was more or less than the cost of the closing transaction. If the Fund exercises a put it holds, the amount the Fund receives on its sale of the underlying investment is reduced by the amount of premium paid by the Fund.

How to Sell Shares. Information on how to sell shares of the Fund is stated in the Prospectus. The information below provides additional information about the procedures and conditions for redeeming shares.


Reinvestment Privilege. Within six months of a redemption, a shareholder may reinvest all or part of the redemption proceeds of:
          ClassA shares purchased subject to an initial sales charge or Class A shares on which a contingent deferred sales charge was paid, or Class B shares that were subject to the Class B contingent deferred sales charge when redeemed.

         The reinvestment may be made without sales charge only in Class A shares of the Fund or any of the other Oppenheimer funds into which shares of the Fund are exchangeable as described in "How to Exchange Shares" below. Reinvestment will be at the net asset value next computed after the Transfer Agent receives the reinvestment order. The shareholder must ask the Transfer Agent for that privilege at the time of reinvestment. This privilege does not apply to Class C shares. The Fund may amend, suspend or cease offering this reinvestment privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation.


         Any capital gain that was realized when the shares were redeemed is taxable, and reinvestment will not alter any capital gains tax payable on that gain. If there has been a capital loss on the redemption, some or all of the loss may not be tax deductible, depending on the timing and amount of the reinvestment. Under the Internal Revenue Code, if the redemption proceeds of Fund shares on which a sales charge was paid are reinvested in shares of the Fund or another of the Oppenheimer funds within 90 days of payment of the sales charge, the shareholder's basis in the shares of the Fund that were redeemed may not include the amount of the sales charge paid. That would reduce the loss or increase the gain recognized from the redemption. However, in that case the sales charge would be added to the basis of the shares acquired by the reinvestment of the redemption proceeds.

Payments "In Kind". The Prospectus states that payment for shares tendered for redemption is ordinarily made in cash. However, the Board of Trustees of the Fund may determine that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment of a redemption order wholly or partly in cash. In that case, the Fund may pay the redemption proceeds in whole or in part by a distribution "in kind" of securities from the portfolio of the Fund, in lieu of cash.


         The Fund has elected to be governed by Rule 18f-1 under the Investment Company Act. Under that rule, the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one shareholder. If shares are redeemed in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities described above under "Determination of Net Asset Values Per Share." That valuation will be made as of the time the redemption price is determined.


Involuntary Redemptions. The Fund's Board of Trustees has the right to cause the involuntary redemption of the shares held in any account if the aggregate net asset value of those shares is less than $200 or such lesser amount as the Board may fix. The Board will not cause the involuntary redemption of shares in an account if the aggregate net asset value of such shares has fallen below the stated minimum solely as a result of market fluctuations. If the Board exercises this right, it may also fix the requirements for any notice to be given to the shareholders in question (not less than 30 days). The Board may alternatively set requirements for the shareholder to increase the investment, or set other terms and conditions so that the shares would not be involuntarily redeemed.

Transfers of Shares. A transfer of shares to a different registration is not an event that triggers the payment of sales charges. Therefore, shares are not subject to the payment of a contingent deferred sales charge of any class at the time of transfer to the name of another person or entity. It does not matter whether the transfer occurs by absolute assignment, gift or bequest, as long as it does not involve, directly or indirectly, a public sale of the shares. When shares subject to a contingent deferred sales charge are transferred, the transferred shares will remain subject to the contingent deferred sales charge. It will be calculated as if the transferee shareholder had acquired the transferred shares in the same manner and at the same time as the transferring shareholder.

         If less than all shares held in an account are transferred, and some but not all shares in the account would be subject to a contingent deferred sales charge if redeemed at the time of transfer, the priorities described in the Prospectus under "How to Buy Shares" for the imposition of the Class B or Class C contingent deferred sales charge will be followed in determining the order in which shares are transferred.


Sending Redemption Proceeds by Wire. The wire of redemption proceeds may be delayed if the Fund's custodian bank is not open for business on a day when the Fund would normally authorize the wire to be made, which is usually the Fund's next regular business day following the redemption. In those circumstances, the wire will not be transmitted until the next bank business day on which the Fund is open for business. No dividends will be paid on the proceeds of redeemed shares awaiting transfer by wire.


Distributions From Retirement Plans. Requests for distributions from OppenheimerFunds-sponsored IRAs, 403(b)(7) custodial plans, 401(k) plans or pension or profit-sharing plans should be addressed to "Trustee, OppenheimerFunds Retirement Plans," c/o the Transfer Agent at its address listed in "How To Sell Shares" in the Prospectus or on the back cover of this Statement of Additional Information. The request must (1) state the reason for the distribution; (2) state the owner's awareness of tax penalties if the distribution is premature; and (3) conform to the requirements of the plan and the Fund's other redemption requirements.

         Participants (other than self-employed persons) in OppenheimerFunds-sponsored pension or profit-sharing plans with shares of the Fund held in the name of the plan or its fiduciary may not directly request redemption of their accounts. The plan administrator or fiduciary must sign the request.

         Distributions from pension and profit sharing plans are subject to special requirements under the Internal Revenue Code and certain documents (available from the Transfer Agent) must be completed and submitted to the Transfer Agent before the distribution may be made. Distributions from retirement plans are subject to withholding requirements under the Internal Revenue Code, and IRS Form W-4P (available from the Transfer Agent) must be submitted to the Transfer Agent with the distribution request, or the distribution may be delayed. Unless the shareholder has provided the Transfer Agent with a certified tax identification number, the Internal Revenue Code requires that tax be withheld from any distribution even if the shareholder elects not to have tax withheld. The Fund, the Manager, the Distributor, and the Transfer Agent assume no responsibility to determine whether a distribution satisfies the conditions of applicable tax laws and will not be responsible for any tax penalties assessed in connection with a distribution.

Special Arrangements for Repurchase of Shares from Dealers and Brokers. The Distributor is the Fund's agent to repurchase its shares from authorized dealers or brokers on behalf of their customers. Shareholders should contact their broker or dealer to arrange this type of redemption. The repurchase price per share will be the net asset value next computed after the Distributor receives an order placed by the dealer or broker. However, if the Distributor receives a repurchase order from a dealer or broker after the close of The New York Stock Exchange on a regular business day, it will be processed at that day's net asset value if the order was received by the dealer or broker from its customers prior to the time the Exchange closes. Normally, the Exchange closes at 4:00 P.M., but may do so earlier on some days. Additionally, the order must have been transmitted to and received by the Distributor prior to its close of business that day (normally 5:00 P.M.).


         Ordinarily, for accounts redeemed by a broker-dealer under this procedure, payment will be made within three business days after the shares have been redeemed upon the Distributor's receipt of the required redemption documents in proper form. The signature(s) of the registered owners on the redemption documents must be guaranteed as described in the Prospectus.

Automatic Withdrawal and Exchange Plans. Investors owning shares of the Fund valued at $5,000 or more can authorize the Transfer Agent to redeem shares (having a value of at least $50) automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Withdrawal Plan. Shares will be redeemed three business days prior to the date requested by the shareholder for receipt of the payment. Automatic withdrawals of up to $1,500 per month may be requested by telephone if payments are to be made by check payable to all shareholders of record. Payments must also be sent to the address of record for the account and the address must not have been changed within the prior 30 days. Required minimum distributions from OppenheimerFunds-sponsored retirement plans may not be arranged on this basis.

         Payments are normally made by check, but shareholders having AccountLink privileges (see "How To Buy Shares") may arrange to have Automatic Withdrawal Plan payments transferred to the bank account designated on the Account Application or by signature-guaranteed instructions sent to the Transfer Agent. Shares are normally redeemed pursuant to an Automatic Withdrawal Plan three business days before the payment transmittal date you select in the Account Application. If a contingent deferred sales charge applies to the redemption, the amount of the check or payment will be reduced accordingly.

         The Fund cannot guarantee receipt of a payment on the date requested. The Fund reserves the right to amend, suspend or discontinue offering these plans at any time without prior notice. Because of the sales charge assessed on Class A share purchases, shareholders should not make regular additional Class A share purchases while participating in an Automatic Withdrawal Plan. Class B and Class C shareholders should not establish withdrawal plans, because of the imposition of the contingent deferred sales charge on such withdrawals (except where the contingent deferred sales charge is waived as described in Appendix C to this Statement of Additional Information.


         By requesting an Automatic Withdrawal or Exchange Plan, the shareholder agrees to the terms and conditions that apply to such plans, as stated below. These provisions may be amended from time to time by the Fund and/or the Distributor. When adopted, any amendments will automatically apply to existing Plans.


         |X| Automatic Exchange Plans. Shareholders can authorize the Transfer Agent to exchange a pre-determined amount of shares of the Fund for shares (of the same class) of other Oppenheimer funds automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum amount that may be exchanged to each other fund account is $25. Instructions should be provided on the OppenheimerFunds Application or signature-guaranteed instructions. Exchanges made under these plans are subject to the restrictions that apply to exchanges as set forth in "How to Exchange Shares" in the Prospectus and below in this Statement of Additional Information.


         |X| Automatic Withdrawal Plans. Fund shares will be redeemed as necessary to meet withdrawal payments. Shares acquired without a sales charge will be redeemed first. Shares acquired with reinvested dividends and capital gains distributions will be redeemed next, followed by shares acquired with a sales charge, to the extent necessary to make withdrawal payments. Depending upon the amount withdrawn, the investor's principal may be depleted. Payments made under these plans should not be considered as a yield or income on your investment.

         The Transfer Agent will administer the investor's Automatic Withdrawal Plan as agent for the shareholder(s) (the "Planholder") who executed the Plan authorization and application submitted to the Transfer Agent. Neither the Fund nor the Transfer Agent shall incur any liability to the Planholder for any action taken or not taken by the Transfer Agent in good faith to administer the Plan. Share certificates will not be issued for shares of the Fund purchased for and held under the Plan, but the Transfer Agent will credit all such shares to the account of the Planholder on the records of the Fund. Any share certificates held by a Planholder may be surrendered unendorsed to the Transfer Agent with the Plan application so that the shares represented by the certificate may be held under the Plan.

         For accounts subject to Automatic Withdrawal Plans, distributions of capital gains must be reinvested in shares of the Fund, which will be done at net asset value without a sales charge. Dividends on shares held in the account may be paid in cash or reinvested.


         Shares will be redeemed to make withdrawal payments at the net asset value per share determined on the redemption date. Checks or AccountLink payments representing the proceeds of Plan withdrawals will normally be transmitted three business days prior to the date selected for receipt of the payment, according to the choice specified in writing by the Planholder. Receipt of payment on the date selected cannot be guaranteed.

         The amount and the interval of disbursement payments and the address to which checks are to be mailed or AccountLink payments are to be sent may be changed at any time by the Planholder by writing to the Transfer Agent. The Planholder should allow at least two weeks' time after mailing such notification for the requested change to be put in effect. The Planholder may, at any time, instruct the Transfer Agent by written notice to redeem all, or any part of, the shares held under the Plan. That notice must be in proper form in accordance with the requirements of the then-current Prospectus of the Fund. In that case, the Transfer Agent will redeem the number of shares requested at the net asset value per share in effect and will mail a check for the proceeds to the Planholder.

         The Planholder may terminate a Plan at any time by writing to the Transfer Agent. The Fund may also give directions to the Transfer Agent to terminate a Plan. The Transfer Agent will also terminate a Plan upon its receipt of evidence satisfactory to it that the Planholder has died or is legally incapacitated. Upon termination of a Plan by the Transfer Agent or the Fund, shares that have not been redeemed will be held in uncertificated form in the name of the Planholder. The account will continue as a dividend-reinvestment, uncertificated account unless and until proper instructions are received from the Planholder, his or her executor or guardian, or another authorized person.


         To use shares held under the Plan as collateral for a debt, the Planholder may request issuance of a portion of the shares in certificated form. Upon written request from the Planholder, the Transfer Agent will determine the number of shares for which a certificate may be issued without causing the withdrawal checks to stop. However, should such uncertificated shares become exhausted, Plan withdrawals will terminate.

         If the Transfer Agent ceases to act as transfer agent for the Fund, the Planholder will be deemed to have appointed any successor transfer agent to act as agent in administering the Plan.

How to Exchange Shares


         As stated in the Prospectus, shares of a particular class of Oppenheimer funds having more than one class of shares may be exchanged only for shares of the same class of other Oppenheimer funds. Shares of Oppenheimer funds that have a single class without a class designation are deemed "Class A" shares for this purpose. You can obtain a current list showing which funds offer which classes by calling the Distributor at 1-800-525-7048.

         o All of the Oppenheimer funds currently offer Class A, B and C shares except Oppenheimer Money Market Fund, Inc., Centennial Money Market Trust, Centennial Tax Exempt Trust, Centennial Government Trust, Centennial New York Tax Exempt Trust, Centennial California Tax Exempt Trust, and Centennial America Fund, L.P., which only offer Class A shares.

          o Oppenheimer Main Street California Municipal Fund currently offers only Class A and Class B shares.

          o Class B and Class C shares of Oppenheimer Cash Reserves are generally available only by exchange from the same class of shares of other Oppenheimer funds or through OppenheimerFunds sponsored 401 (k) plans.

          o Class Y shares of Oppenheimer Real Asset Fund may not be exchanged for shares of any other Fund.

         Class A shares of Oppenheimer funds may be exchanged at net asset value for shares of any money market fund offered by the Distributor. Shares of any money market fund purchased without a sales charge may be exchanged for shares of Oppenheimer funds offered with a sales charge upon payment of the sales charge. They may also be used to purchase shares of Oppenheimer funds subject to a contingent deferred sales charge.

         Shares of Oppenheimer Money Market Fund, Inc. purchased with the redemption proceeds of shares of other mutual funds (other than funds managed by the Manager or its subsidiaries) redeemed within the 30 days prior to that purchase may subsequently be exchanged for shares of other Oppenheimer funds without being subject to an initial or contingent deferred sales charge. To qualify for that privilege, the investor or the investor's dealer must notify the Distributor of eligibility for this privilege at the time the shares of Oppenheimer Money Market Fund, Inc. are purchased. If requested, they must supply proof of entitlement to this privilege.

         For accounts established on or before March 8, 1996 holding Class M shares of Oppenheimer Convertible Securities Fund, Class M shares can be exchanged only for Class A shares of other Oppenheimer funds. Exchanges to Class M shares of Oppenheimer Convertible Securities Fund are permitted from Class A shares of Oppenheimer Money Market Fund, Inc. or Oppenheimer Cash Reserves that were acquired by exchange of Class M shares. No other exchanges may be made to Class M shares.

         Shares of the Fund acquired by reinvestment of dividends or distributions from any of the other Oppenheimer funds or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of any of the Oppenheimer funds.

         [--] How Exchanges Affect Contingent Deferred Sales Charges. No contingent deferred sales charge is imposed on exchanges of shares of any class purchased subject to a contingent deferred sales charge. However, when Class A shares acquired by exchange of Class A shares of other Oppenheimer funds purchased subject to a Class A contingent deferred sales charge are redeemed within 18 months of the end of the calendar month of the initial purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares. The Class B contingent deferred sales charge is imposed on Class B shares acquired by exchange if they are redeemed within 6 years of the initial purchase of the exchanged Class B shares. The Class C contingent deferred sales charge is imposed on Class C shares acquired by exchange if they are redeemed within 12 months of the initial purchase of the exchanged Class C shares.


         When Class B or Class C shares are redeemed to effect an exchange, the priorities described in "How To Buy Shares" in the Prospectus for the imposition of the Class B or the Class C contingent deferred sales charge will be followed in determining the order in which the shares are exchanged. Before exchanging shares, shareholders should take into account how the exchange may affect any contingent deferred sales charge that might be imposed in the subsequent redemption of remaining shares. Shareholders owning shares of more than one class must specify which class of shares they intend to exchange.


         [--] Limits on Multiple Exchange Orders. The Fund reserves the right to reject telephone or written exchange requests submitted in bulk by anyone on behalf of more than one account. The Fund may accept requests for exchanges of up to 50 accounts per day from representatives of authorized dealers that qualify for this privilege.

         [--]  Telephone   Exchange   Requests.   When  exchanging  shares  by
telephone, a shareholder must have an existing account in the fund to which the exchange is to be made. Otherwise, the investor must obtain a Prospectus of that fund before the exchange request may be submitted. For full or partial exchanges of an account made by telephone, any special account features such as Asset Builder Plans and Automatic Withdrawal Plans will be switched to the new account unless the Transfer Agent is instructed otherwise. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

         [--] Processing Exchange Requests. Shares to be exchanged are redeemed on the regular business day the Transfer Agent receives an exchange request in proper form (the "Redemption Date"). Normally, shares of the fund to be acquired are purchased on the Redemption Date, but such purchases may be delayed by either fund up to five business days if it determines that it would be disadvantaged by an immediate transfer of the redemption proceeds. The Fund reserves the right, in its discretion, to refuse any exchange request that may disadvantage it. For example, if the receipt of multiple exchange requests from a dealer might require the disposition of portfolio securities at a time or at a price that might be disadvantageous to the Fund, the Fund may refuse the request.

         In connection with any exchange request, the number of shares exchanged may be less than the number requested if the exchange or the number requested would include shares subject to a restriction cited in the Prospectus or this Statement of Additional Information, or would include shares covered by a share certificate that is not tendered with the request. In those cases, only the shares available for exchange without restriction will be exchanged.

         The different Oppenheimer funds available for exchange have different investment objectives, policies and risks. A shareholder should assure that the fund selected is appropriate for his or her investment and should be aware of the tax consequences of an exchange. For federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another. "Reinvestment Privilege," above, discusses some of the tax consequences of reinvestment of redemption proceeds in such cases. The Fund, the Distributor, and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

                       Dividends, Capital Gains and Taxes


         Dividends and Distributions. The Fund has no fixed dividend rate and there can be no assurance as to the payment of any dividends or the realization of any capital gains. The dividends and distributions paid by a class of shares will vary from time to time depending on market conditions, the composition of the Fund's portfolio, and expenses borne by the Fund or borne separately by a class. Dividends are calculated in the same manner, at the same time, and on the same day for each class of shares. However, dividends on Class B and Class C shares are expected to be lower than dividends on Class A shares. That is because of the effect of the asset-based sales charge on Class B and Class C shares. Those dividends will also differ in amount as a consequence of any difference in the net asset values of the different classes of shares.


         Dividends, distributions and proceeds of the redemption of Fund shares represented by checks returned to the Transfer Agent by the Postal Service as undeliverable will be invested in shares of Oppenheimer Money Market Fund, Inc. Reinvestment will be made as promptly as possible after the return of such checks to the Transfer Agent, to enable the investor to earn a return on otherwise idle funds. Unclaimed accounts may be subject to state escheatment laws, and the Fund and the Transfer Agent will not be liable to shareholders or their representatives for compliance with those laws in good faith.

Tax Status of the Fund's Dividends and Distributions. The Federal tax treatment of the Fund's dividends and capital gains distributions is briefly highlighted in the Prospectus.

              Special provisions of the Internal Revenue Code govern the eligibility of the Fund's dividends for the dividends-received deduction for corporate shareholders. Long-term capital gains distributions are not eligible for the deduction. The amount of dividends paid by the Fund that may qualify for the deduction is limited to the aggregate amount of qualifying dividends that the Fund derives from portfolio investments that the Fund has held for a minimum period, usually 46 days. A corporate shareholder will not be eligible for the deduction on dividends paid on Fund shares held for 45 days or less. To the extent the Fund's dividends are derived from gross income from option premiums, interest income or short-term gains from the sale of securities or dividends from foreign corporations, those dividends will not qualify for the deduction.

         Under the Internal Revenue Code, by December 31 each year, the Fund must distribute 98% of its taxable investment income earned from January 1 through December 31 of that year and 98% of its capital gains realized in the period from November 1 of the prior year through October 31 of the current year. If it does not, the Fund must pay an excise tax on the amounts not distributed. It is presently anticipated that the Fund will meet those requirements. However, the Board of Trustees and the Manager might determine in a particular year that it would be in the best interests of shareholders for the Fund not to make such distributions at the required levels and to pay the excise tax on the undistributed amounts. That would reduce the amount of income or capital gains available for distribution to shareholders.

         The Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code (although it reserves the right not to qualify). That qualification enables the Fund to "pass through" its income and realized capital gains to shareholders without having to pay tax on them. This avoids a double tax on that income and capital gains, since shareholders normally will be taxed on the dividends and capital gains they receive from the Fund (unless the Fund's shares are held in a retirement account or the shareholder is otherwise exempt from tax). If the Fund qualifies as a "regulated investment company" under the Internal Revenue Code, it will not be liable for Federal income taxes on amounts paid by it as dividends and distributions. The Fund qualified as a regulated investment company in its last fiscal year. The Internal Revenue Code contains a number of complex tests relating to qualification which the Fund might not meet in any particular year. If it did not so qualify, the Fund would be treated for tax purposes as an ordinary corporation and receive no tax deduction for payments made to shareholders.

         If prior distributions made by the Fund must be re-characterized as a non-taxable return of capital at the end of the fiscal year as a result of the effect of the Fund's investment policies, they will be identified as such in notices sent to shareholders.

Dividend Reinvestment in Another Fund. Shareholders of the Fund may elect to reinvest all dividends and/or capital gains distributions in shares of the same class of any of the other Oppenheimer funds listed above. Reinvestment will be made without sales charge at the net asset value per share in effect at the close of business on the payable date of the dividend or distribution. To elect this option, the shareholder must notify the Transfer Agent in writing and must have an existing account in the fund selected for reinvestment. Otherwise the shareholder first must obtain a prospectus for that fund and an application from the Distributor to establish an account. Dividends and/or distributions from shares of certain other Oppenheimer funds (other than Oppenheimer Cash Reserves) may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

The Distributor. The Fund's shares are sold through dealers, brokers and other financial institutions that have a sales agreement with OppenheimerFunds Distributor, Inc., a subsidiary of the Manager that acts as the Fund's
Distributor. The Distributor also distributes shares of the other Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.

The Transfer Agent. OppenheimerFunds Services, the Fund's Transfer Agent, is a division of the Manager. It is responsible for maintaining the Fund's
shareholder  registry  and  shareholder   accounting  records,  and  for  paying
dividends and distributions to shareholders. It also handles shareholder servicing and administrative functions. It acts on an "at-cost" basis. It also acts as shareholder servicing agent for the other Oppenheimer funds. Shareholders should direct inquiries about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover.

The Custodian. The Bank of New York is the Custodian of the Fund's assets. The Custodian's responsibilities include safeguarding and controlling the Fund's portfolio securities and handling the delivery of such securities to and from the Fund. It will be the practice of the Fund to deal with the Custodian in a manner uninfluenced by any banking relationship the Custodian may have with the Manager and its affiliates. The Fund's cash balances with the custodian in excess of $100,000 are not protected by Federal deposit insurance. Those uninsured balances at times may be substantial. Independent Auditors. Deloitte & Touche, LLP are the independent auditors of the Fund. They audit the Fund's financial statements and perform other related audit services. They also act as auditors for the Manager and certain other funds advised by the Manager and its affiliates.

--------------------------------------------------------------------------------
 Independent Auditors' Report
--------------------------------------------------------------------------------


================================================================================
The Board of Trustees and Shareholders of
Oppenheimer Equity Income Fund:

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Oppenheimer Equity Income Fund as of August 31, 1998, the related statement of operations for the year then ended, the statements of changes in net assets for the two-year period then ended, and the financial highlights for the period July 1, 1993, to August 31, 1998. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

            We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at August 31, 1998, by correspondence with the custodian and brokers; and where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

            In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Oppenheimer Equity Income Fund at August 31, 1998, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods, in conformity with generally accepted accounting principles.

/s/ Deloitte & Touche LLP

Deloitte & Touche LLP

Denver, Colorado
September 22, 1998


                        35 Oppenheimer Equity Income Fund

 Financials
--------------------------------------------------------------------------------



                        12 Oppenheimer Equity Income Fund

--------------------------------------------------------------------------------
 Statement of Investments  August 31, 1998
--------------------------------------------------------------------------------


                                                                  Market Value
                                                    Shares        See Note 1
================================================================================
Common Stocks--49.7%
--------------------------------------------------------------------------------
Basic Materials--2.3%
--------------------------------------------------------------------------------
Chemicals--0.9%
Betzdearborn, Inc.                                   200,000      $   12,300,000
--------------------------------------------------------------------------------
Dexter Corp.                                         500,000          12,375,000
--------------------------------------------------------------------------------
Lyondell Chemical Co.                                396,160           8,542,200
                                                                  --------------
                                                                      33,217,200

--------------------------------------------------------------------------------
Metals--0.2%
Reynolds Metals Co.                                  131,200           6,289,400
--------------------------------------------------------------------------------
Paper--1.2%
Sonoco Products Co.                                  660,000          16,912,500
--------------------------------------------------------------------------------
Stone Container Corp.(1)                             259,740           2,711,036
--------------------------------------------------------------------------------
Union Camp Corp.                                     200,000           7,412,500
--------------------------------------------------------------------------------
Westvaco Corp.                                       375,000           7,875,000
--------------------------------------------------------------------------------
Weyerhaeuser Co.                                     250,000           9,390,625
                                                                  --------------
                                                                      44,301,661

--------------------------------------------------------------------------------
Consumer Cyclicals--2.6%
--------------------------------------------------------------------------------
Autos & Housing--0.6%
Ford Motor Co.                                       100,000           4,400,000
--------------------------------------------------------------------------------
Snap-On, Inc.                                        675,000          17,718,750
                                                                  --------------
                                                                      22,118,750

--------------------------------------------------------------------------------
Media--0.9%
Dun & Bradstreet Corp. (New)                         900,000          21,150,000
--------------------------------------------------------------------------------
Hollinger International, Inc.                        736,000          10,304,000
--------------------------------------------------------------------------------
R.H. Donnelley Corp.                                 160,000           2,110,000
                                                                  --------------
                                                                      33,564,000

--------------------------------------------------------------------------------
Retail: General--1.1%
Family Dollar Stores, Inc.                         1,400,000          17,762,500
--------------------------------------------------------------------------------
Penney (J.C.) Co., Inc.                              183,300           9,084,806
--------------------------------------------------------------------------------
Sears Roebuck & Co.                                  300,000          13,631,250
                                                                  --------------
                                                                      40,478,556


                        13 Oppenheimer Equity Income Fund

--------------------------------------------------------------------------------
 Statement of Investments  (Continued)
--------------------------------------------------------------------------------


                                                                  Market Value
                                                    Shares        See Note 1
--------------------------------------------------------------------------------
Consumer Non-Cyclicals--8.6%
--------------------------------------------------------------------------------
Food--0.8%
SUPERVALU, Inc.                                    1,400,000      $   28,437,500
--------------------------------------------------------------------------------
Healthcare/Drugs--2.3%
American Home Products Corp.                         300,000          15,037,500
--------------------------------------------------------------------------------
Bristol-Myers Squibb Co.                             300,000          29,362,500
--------------------------------------------------------------------------------
Merck & Co., Inc.                                    250,000          28,984,375
--------------------------------------------------------------------------------
Pharmacia & Upjohn, Inc.                             250,000          10,390,625
                                                                  --------------
                                                                      83,775,000

--------------------------------------------------------------------------------
Healthcare/Supplies & Services--0.8%
Hillenbrand Industries, Inc.                         300,000          16,068,750
--------------------------------------------------------------------------------
United States Surgical Corp.                         300,000          11,981,250
                                                                  --------------
                                                                      28,050,000

--------------------------------------------------------------------------------
Household Goods--0.8%
Fort James Corp.                                     644,420          18,768,733
--------------------------------------------------------------------------------
Newell Co.                                           200,000           9,550,000
                                                                  --------------
                                                                      28,318,733

--------------------------------------------------------------------------------
Tobacco--3.9%
Philip Morris Cos., Inc.                           2,000,000          83,125,000
--------------------------------------------------------------------------------
RJR Nabisco Holdings Corp.                         2,200,000          47,712,500
--------------------------------------------------------------------------------
UST, Inc.                                            400,000          10,450,000
                                                                  --------------
                                                                     141,287,500

--------------------------------------------------------------------------------
Energy--2.1%
--------------------------------------------------------------------------------
Oil-Integrated--2.1%
Enron Corp.                                          425,000          17,982,813
--------------------------------------------------------------------------------
Mobil Corp.                                          100,000           6,912,500
--------------------------------------------------------------------------------
Occidental Petroleum Corp.                           878,734          16,256,579
--------------------------------------------------------------------------------
Phillips Petroleum Co.                               200,000           8,162,500
--------------------------------------------------------------------------------
Royal Dutch Petroleum Co., NY Shares                 100,000           3,975,000
--------------------------------------------------------------------------------
Ultramar Diamond Shamrock Corp.                      400,000           9,250,000
--------------------------------------------------------------------------------
Unocal Corp.                                         200,000           6,262,500
--------------------------------------------------------------------------------
USX-Marathon Group                                   300,000           7,800,000
                                                                  --------------
                                                                      76,601,892


                        14 Oppenheimer Equity Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                                                                  Market Value
                                                    Shares        See Note 1
--------------------------------------------------------------------------------
Financial--26.8%
--------------------------------------------------------------------------------
Banks--19.1%
Banc One Corp.                                       800,000      $   30,400,000
--------------------------------------------------------------------------------
Bank of New York Co., Inc. (The)                   1,300,000          31,443,750
--------------------------------------------------------------------------------
BankAmerica Corp.                                  1,100,000          70,468,750
--------------------------------------------------------------------------------
BankBoston Corp.                                     850,000          30,334,375
--------------------------------------------------------------------------------
Bankers Trust Corp.                                  100,000           7,431,250
--------------------------------------------------------------------------------
Chase Manhattan Corp. (New)                        1,600,000          84,800,000
--------------------------------------------------------------------------------
Citicorp                                             525,000          56,765,625
--------------------------------------------------------------------------------
Crestar Financial Corp.                              550,000          27,775,000
--------------------------------------------------------------------------------
First Chicago NBD Corp.                              550,000          34,856,250
--------------------------------------------------------------------------------
First Union Corp.                                  2,000,000          97,000,000
--------------------------------------------------------------------------------
Fleet Financial Group, Inc.                          350,000          22,946,875
--------------------------------------------------------------------------------
Greenpoint Financial Corp.                           450,000          11,334,375
--------------------------------------------------------------------------------
KeyCorp                                              750,000          19,125,000
--------------------------------------------------------------------------------
Mellon Bank Corp.                                    700,000          36,400,000
--------------------------------------------------------------------------------
National City Corp.                                  425,000          24,968,750
--------------------------------------------------------------------------------
NationsBank Corp.                                    475,000          27,075,000
--------------------------------------------------------------------------------
PNC Bank Corp.                                       301,600          12,968,800
--------------------------------------------------------------------------------
Sovereign Bancorp, Inc.                              262,216           3,195,758
--------------------------------------------------------------------------------
Summit Bancorp                                       700,000          23,887,500
--------------------------------------------------------------------------------
Union Planters Corp.                                 387,440          15,594,460
--------------------------------------------------------------------------------
Washington Mutual, Inc.                              750,000          24,000,000
                                                                  --------------
                                                                     692,771,518

--------------------------------------------------------------------------------
Diversified Financial--3.0%
American Express Co.                                 500,000          39,000,000
--------------------------------------------------------------------------------
Anthracite Capital, Inc.                             600,000           5,812,500
--------------------------------------------------------------------------------
Associates First Capital Corp., Cl. A                 78,625           4,648,703
--------------------------------------------------------------------------------
Capital One Financial Corp.                          300,000          26,250,000
--------------------------------------------------------------------------------
Household International, Inc.                        766,650          28,318,134
--------------------------------------------------------------------------------
Imperial Credit Commercial Mortgage Investment Corp  500,000           4,500,000
                                                                  --------------
                                                                     108,529,337

--------------------------------------------------------------------------------
Insurance--4.2%
Allstate Corp.                                     1,000,000          37,500,000
--------------------------------------------------------------------------------
American General Corp.                               700,000          44,975,000
--------------------------------------------------------------------------------
Hartford Financial Services Group, Inc.              300,000          13,425,000
--------------------------------------------------------------------------------
IPC Holdings Ltd.                                    359,500           8,942,563
--------------------------------------------------------------------------------
Reliance Group Holdings, Inc.                      2,141,500          27,036,438
--------------------------------------------------------------------------------
St. Paul Cos., Inc.                                  700,000          21,393,750
                                                                  --------------
                                                                     153,272,751


                        15 Oppenheimer Equity Income Fund

--------------------------------------------------------------------------------
 Statement of Investments  (Continued)
--------------------------------------------------------------------------------


                                                                  Market Value
                                                     Shares       See Note 1
--------------------------------------------------------------------------------
Real Estate Investment Trusts--0.5%
FBR Asset Investment Corp.(2)(3)                     500,000      $    7,250,000
--------------------------------------------------------------------------------
Horizon Group Properties, Inc.(1)                     30,000             105,000
--------------------------------------------------------------------------------
Prime Retail, Inc.                                   600,000           5,625,000
--------------------------------------------------------------------------------
Wilshire Real Estate Investment Trust, Inc.          330,000           4,455,000
                                                                  --------------
                                                                      17,435,000

--------------------------------------------------------------------------------
Industrial--2.0%
--------------------------------------------------------------------------------
Electrical Equipment--0.5%
AMP, Inc.                                            500,000          17,843,750
--------------------------------------------------------------------------------
Industrial Services--0.6%
--------------------------------------------------------------------------------
Browning-Ferris Industries, Inc.                     225,000           7,312,500
--------------------------------------------------------------------------------
H&R Block, Inc.                                      400,000          15,650,000
                                                                  --------------
                                                                      22,962,500

--------------------------------------------------------------------------------
Manufacturing--0.9%
Cooper Industries, Inc.                              163,333           6,951,861
--------------------------------------------------------------------------------
Pall Corp.                                           400,000           8,200,000
--------------------------------------------------------------------------------
Tenneco, Inc. (New)                                  500,000          15,843,750
                                                                  --------------
                                                                      30,995,611

--------------------------------------------------------------------------------
Utilities--5.3%
--------------------------------------------------------------------------------
Electric Utilities--3.7%
Allegheny Energy, Inc.                               300,000           7,987,500
--------------------------------------------------------------------------------
Central & South West Corp.                           500,000          13,062,500
--------------------------------------------------------------------------------
FirstEnergy Corp.                                    400,000          11,550,000
--------------------------------------------------------------------------------
Florida Progress Corp.                               500,000          21,093,750
--------------------------------------------------------------------------------
Illinova Corp.                                       700,000          18,068,750
--------------------------------------------------------------------------------
New Century Energies, Inc.                           200,000           9,225,000
--------------------------------------------------------------------------------
Potomac Electric Power Co.                           400,000           9,800,000
--------------------------------------------------------------------------------
SCANA Corp.                                          300,000           9,206,250
--------------------------------------------------------------------------------
Texas Utilities Co.                                  500,000          21,250,000
--------------------------------------------------------------------------------
Unicom Corp.                                         300,000          10,687,500
                                                                  --------------
                                                                     131,931,250

--------------------------------------------------------------------------------
Telephone Utilities--1.6%
GTE Corp.                                            550,000          27,500,000
--------------------------------------------------------------------------------
Portugal Telecom SA, Sponsored ADR                    75,700           3,146,281
--------------------------------------------------------------------------------
SBC Communications, Inc.                             700,000          26,600,000
--------------------------------------------------------------------------------
                                                                      57,246,281
                                                                  --------------
Total Common Stocks (Cost $1,176,067,467)                          1,799,428,190


                        16 Oppenheimer Equity Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                          Market Value
                                                                               Shares     See Note 1
========================================================================================================
Preferred Stocks--4.4%
--------------------------------------------------------------------------------------------------------
American Heritage Life Investment Corp., 8.50% Cv. Preferred                      35,000  $    2,047,500
--------------------------------------------------------------------------------------------------------
Armco, Inc., $3.625 Cv. Cum                                                      200,000       8,550,000
--------------------------------------------------------------------------------------------------------
Banco Commercial Portuguese International Bank Ltd.,
8% Cv. Preferred Stock, Series A                                                 165,400      16,540,000
--------------------------------------------------------------------------------------------------------
California Federal Preferred Capital Corp., 9.125% Non-Cum
Exchangeable Preferred, Series A, Non-Vtg                                         55,000       1,454,063
--------------------------------------------------------------------------------------------------------
Chiquita Brands International, Inc., $3.75 Cv., Series B                         180,000       8,730,000
--------------------------------------------------------------------------------------------------------
Dollar General Corp., 8.50% Cv. Preferred Stock                                  451,800      14,457,600
--------------------------------------------------------------------------------------------------------
Elsag Bailey Financing Trust, 5.50% Cv. Trust Originated
Preferred Securities(4)                                                          250,000      10,187,500
--------------------------------------------------------------------------------------------------------
Fresenius Medical Care Capital Trust III, 9% Gtd. Nts., 12/1/06(2)             1,600,000       1,608,000
--------------------------------------------------------------------------------------------------------
Golden State Bancorp, 8.75% Cv. Preferred Stock, Series A                        162,500       8,287,500
--------------------------------------------------------------------------------------------------------
IXC Communications, Inc., 7.25% Cv. Cum. Jr. Preferred, Non-Vtg.(4)(5)            53,723       5,969,968
--------------------------------------------------------------------------------------------------------
Kaufman & Broad Home Corp., 8.25% Cv. Preferred Redeemable
Increased Dividend Equity Securities                                           1,450,000      11,146,875
--------------------------------------------------------------------------------------------------------
National  Australia  Bank Ltd.,  ExCaps  (each ExCap  consists of $25  principal amount of 7.875% Perpetual  Capital Security and a purchase  contract  entitling the holder to exchange
ExCaps for ordinary shares of the bank)(6)                                       590,000      16,003,750
--------------------------------------------------------------------------------------------------------
Newell Financial Trust I, 5.25% Cv. Preferred Stock(1)(4)                        244,000      13,999,500
--------------------------------------------------------------------------------------------------------
PLC Capital Trust II, 6.50% Cv. Cum. Preferred Redeemable
Income Dividend Enhanced Securities                                               56,500       3,121,625
--------------------------------------------------------------------------------------------------------
St. George Bank, ADR $1.35 Cv. Structured Yield Product
Exchangeable for Common Stock of St. George Bank, ADR(1)(2)                       96,000       4,416,000
--------------------------------------------------------------------------------------------------------
Texas Utilities Co., 9.25% Cv. Preferred Redeemable
Increased Dividend Equity Securities                                             176,500       9,277,281
--------------------------------------------------------------------------------------------------------
Trans World Airlines, Inc., $4.625 Cv. Cum. Preferred Stock(1)(4)                200,000      11,100,000
--------------------------------------------------------------------------------------------------------
Union Pacific Capital Trust, 6.25% Cum. Term Income
Deferrable Equity Securities, Non-Vtg.(1)                                        131,400       5,863,725
--------------------------------------------------------------------------------------------------------
WBK Trust, 6% Structured Yield Product Exchangeable
for Stock of WestPac Bank Corp., 11/15/00                                        205,000       5,125,000
                                                                                          --------------
Total Preferred Stocks (Cost $156,437,127)                                                   157,885,887


                        17 Oppenheimer Equity Income Fund

--------------------------------------------------------------------------------
 Statement of Investments  (Continued)
--------------------------------------------------------------------------------

                                                                                   Market Value
                                                                        Shares     See Note 1
=================================================================================================
Other Securities--3.1%
-------------------------------------------------------------------------------------------------
American General Delaware LLC, $3.00 Cv. Monthly
Income Preferred Securities, Series A                                    75,000    $    6,150,000
-------------------------------------------------------------------------------------------------
Corning Delaware LP, 6% Cv. Monthly Income Preferred Securities         150,000         7,200,000
-------------------------------------------------------------------------------------------------
Enron Corp., 6.25% Cv. Automatic Common Exchangeable Securities,
Redeemable into Enron Oil & Gas Co. Common Stock                        270,000         3,864,375
-------------------------------------------------------------------------------------------------
Houston Industries, Inc., 7% Automatic Common Exchange Securities,
Exchangeable for Time Warner, Inc. Common Stock, 7/1/00                 175,800        12,569,700
-------------------------------------------------------------------------------------------------
MCN Energy Group, Inc., 8% Cv. Preferred Redeemable
Increased Dividend Equity Securities                                     50,000         1,787,500
-------------------------------------------------------------------------------------------------
MCN Energy Group, Inc., 8.75% Cv. Preferred Redeemable
Increased Dividend Equity Securities                                    135,000         2,438,437
-------------------------------------------------------------------------------------------------
MediaOne Group, Inc., 7.625% Cv. Debt Exchangeable
for Common Stock                                                        415,000        17,793,125
-------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 6% Cv. Structured Yield
Product Exchangeable for Common Stock of
Cox Communications, Inc., 6/1/99                                        300,000        10,650,000
-------------------------------------------------------------------------------------------------
Owens Corning Capital LLC, 6.50% Cv. Monthly Income
Preferred Securities, Non-Vtg.(4)                                       200,000        10,325,000
-------------------------------------------------------------------------------------------------
Premier Parks, Inc., 7.50% Cum. Cv. Premium Income
Equity Securities, Non-Vtg                                              499,000        19,710,500
-------------------------------------------------------------------------------------------------
Salomon Smith Barney Holdings, Inc., 7.625% Cv. Preferred,
Debt Exchangeable for Common Stock of Financial Security
Assurance Holdings Ltd., 5/15/99                                        460,000        18,917,500
                                                                                   --------------
Total Other Securities (Cost $95,619,625)                                             111,406,137

                                                                    Face
                                                                    Amount(7)
=================================================================================================
U.S. Government Obligations--14.6%
-------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, STRIPS, 6.94%, 5/15/21(8)                      $700,000,000      200,649,400
-------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, STRIPS, 7.20%, 8/15/08(8)                       150,000,000       89,549,850
-------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, STRIPS, 7.20%, 8/15/20(8)                       800,000,000      238,468,800
                                                                                   --------------
Total U.S. Government Obligations (Cost $391,442,076)                                 528,668,050

=================================================================================================
Foreign Government Obligations--1.5%
-------------------------------------------------------------------------------------------------
Argentina (Republic of) Bonds, Series L, 6.625%, 3/31/05(9)           6,175,000         4,191,281
-------------------------------------------------------------------------------------------------
Canada (Government of) Bonds, 7.50%, 9/1/00CAD                       19,460,000        12,845,331
-------------------------------------------------------------------------------------------------
Fideicomiso Petacalco Trust Nts., 10.16%, 12/23/09(4)                 9,000,000         6,907,500
-------------------------------------------------------------------------------------------------
Hashemite (Kingdom of Jordan) Disc. Bonds, 6.45%, 12/23/23(9)         1,250,000           903,125
-------------------------------------------------------------------------------------------------
New South Wales State Bank Bonds, 9.25%, 2/18/03AUD                   9,900,000         6,249,442
-------------------------------------------------------------------------------------------------
Queensland Treasury Corp. Exchangeable Gtd. Nts., 8%, 8/14/01AUD     33,650,000        20,242,885
-------------------------------------------------------------------------------------------------
South Africa (Republic of) Bonds, Series 153, 13%, 8/31/10ZAR        27,500,000         2,930,555
-------------------------------------------------------------------------------------------------
South Australia (Government of) Bonds, 9%, 9/23/02AUD                 3,000,000         1,869,092
                                                                                   --------------
Total Foreign Government Obligations (Cost $69,521,544)                                56,139,211


                        18 Oppenheimer Equity Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                      Face          Market Value
                                                                      Amount(7)     See Note 1
==================================================================================================
Non-Convertible Corporate Bonds and Notes--2.9%
--------------------------------------------------------------------------------------------------
AK Steel Corp., 9.125% Sr. Nts., 12/15/06                              $3,000,000   $    3,007,500
--------------------------------------------------------------------------------------------------
Auburn Hills Trust, 11.74% Gtd. Exchangeable Certificates, 5/1/20(9)    5,000,000        8,279,665
--------------------------------------------------------------------------------------------------
Bank Plus Corp., 12% Sr. Nts., 7/18/07                                  2,500,000        2,787,500
--------------------------------------------------------------------------------------------------
California Energy, Inc., 10.25% Sr. Disc. Nts., 1/15/04                 4,350,000        4,632,750
--------------------------------------------------------------------------------------------------
Calpine Corp., 8.75% Sr. Nts., 7/15/07                                    875,000          879,375
--------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 9.125% Sr. Unsec. Nts., 4/15/06                2,400,000        1,956,000
--------------------------------------------------------------------------------------------------
Comcast Corp., 10.25% Sr. Sub. Debs., 10/15/01                          6,000,000        6,330,000
--------------------------------------------------------------------------------------------------
Cott Corp., 9.375% Sr. Nts., 7/1/05                                     6,350,000        6,318,250
--------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 9.875% Sr. Sub. Debs., 4/1/23                       2,000,000        2,130,000
--------------------------------------------------------------------------------------------------
El Paso Electric Co., 9.40% First Mtg. Bonds, Series E, 5/1/11          6,000,000        6,630,000
--------------------------------------------------------------------------------------------------
Ferrellgas Partners LP, 9.375% Sr. Sec. Nts., Series B, 6/15/06(2)      5,000,000        4,950,000
--------------------------------------------------------------------------------------------------
First Nationwide Holdings, Inc., 10.625% Sr. Sub. Nts., 10/1/03         6,190,000        6,793,525
--------------------------------------------------------------------------------------------------
Fleming Cos., Inc., 10.625% Gtd. Sr. Nts., 12/15/01                     3,000,000        3,045,000
--------------------------------------------------------------------------------------------------
Hollinger International Publishing, Inc., 9.25% Gtd. Sr
Sub. Nts., 2/1/06                                                       5,000,000        5,025,000
--------------------------------------------------------------------------------------------------
Kindercare Learning Centers, Inc., 9.50% Sr. Sub. Nts., 2/15/09         3,000,000        2,857,500
--------------------------------------------------------------------------------------------------
Lenfest Communications, Inc., 8.375% Sr. Unsec. Nts., 11/1/05           6,000,000        6,270,000
--------------------------------------------------------------------------------------------------
Nortek, Inc., 9.125% Sr. Nts., Series B, 9/1/07                         2,000,000        1,870,000
--------------------------------------------------------------------------------------------------
Reliance Group Holdings, Inc., 9.75% Sr. Sub. Debs., 11/15/03(2)        9,000,000        9,292,500
--------------------------------------------------------------------------------------------------
Tenet Healthcare Corp., 8.625% Sr. Sub. Nts., 1/15/07                   2,000,000        1,985,000
--------------------------------------------------------------------------------------------------
Tribasa Toll Road Trust, 10.50% Nts., Series 1993-A, 12/1/11(2)         1,984,872        1,421,665
--------------------------------------------------------------------------------------------------
Viacom International, Inc., 10.25% Sr. Sub. Nts., 9/15/01              12,000,000       13,204,968
--------------------------------------------------------------------------------------------------
WorldCom, Inc., 9.375% Sr. Nts., 1/15/04(2)                             3,343,000        3,678,597
                                                                                    --------------
Total Non-Convertible Corporate Bonds and Notes (Cost $96,917,070)                     103,344,795

==================================================================================================
Convertible Corporate Bonds and Notes--2.3%
--------------------------------------------------------------------------------------------------
ALZA Corp., 5% Cv. Sub. Debs., 5/1/06                                  10,000,000       11,800,000
--------------------------------------------------------------------------------------------------
Apple Computer, Inc., 6% Cv. Sub. Nts., 6/1/01                         10,500,000       12,862,500
--------------------------------------------------------------------------------------------------
Cirrus Logic, Inc., 6% Cv. Sub. Nts., 12/15/03(4)                      11,000,000        7,493,750
--------------------------------------------------------------------------------------------------
Inco Ltd., 5.75% Cv. Debs., 7/1/04                                      9,700,000        8,245,000
--------------------------------------------------------------------------------------------------
Inco Ltd., 7.75% Cv. Debs., 3/15/16                                     9,800,000        8,807,750
--------------------------------------------------------------------------------------------------
Integrated Device Technology, Inc., 5.50% Cv. Sub. Nts., 6/1/02         7,000,000        5,372,500
--------------------------------------------------------------------------------------------------
Mutual Risk Management Ltd., Zero Coupon
Exchangeable Sub. Debs., 5.25%, 10/30/15(4)(8)                         19,500,000       12,918,750
--------------------------------------------------------------------------------------------------
Oryx Energy Co., 7.50% Cv. Sub. Debs., 5/15/14                          7,000,000        6,746,250
--------------------------------------------------------------------------------------------------
VLSI Technology, Inc., 8.25% Cv. Sub. Nts., 10/1/05                    10,100,000        9,405,625
                                                                                    --------------
Total Convertible Corporate Bonds and Notes (Cost $77,954,401)                          83,652,125


                        19 Oppenheimer Equity Income Fund

--------------------------------------------------------------------------------
 Statement of Investments  (Continued)
--------------------------------------------------------------------------------

                                                                        Face            Market Value
                                                                        Amount(7)       See Note 1
======================================================================================================
Structured Instruments--0.4%
------------------------------------------------------------------------------------------------------
Shoshone Partners Loan Trust Sr. Nts., 5/31/02 (representing a basket of reference loans and a total return swap between
Chase Manhattan Bank and the Trust)(2)(10)                              $ 7,681,000     $    7,681,000
------------------------------------------------------------------------------------------------------
Shoshone Partners Loan Trust Sr. Nts., 7.44%, 4/28/02
(representing a basket of reference loans and a total return
swap between Chase Manhattan Bank and the Trust)(2)(9)                    7,319,000          7,484,168
                                                                                        --------------
Total Structured Instruments (Cost $15,485,088)                                             15,165,168

======================================================================================================
Short-Term Notes--14.5%(11)
------------------------------------------------------------------------------------------------------
American Express Credit Corp., 5.50%, 10/2/98                            50,000,000         49,763,194
------------------------------------------------------------------------------------------------------
American Express Credit Corp., 5.51%, 9/23/98                            50,000,000         49,831,639
------------------------------------------------------------------------------------------------------
Baxter International, Inc., 5.55%, 9/3/98                                30,000,000         29,990,750
------------------------------------------------------------------------------------------------------
Baxter International, Inc., 5.56%, 9/8/98                                30,000,000         29,967,567
------------------------------------------------------------------------------------------------------
CIESCO, LP, 5.52%, 10/5/98                                               50,000,000         49,739,333
------------------------------------------------------------------------------------------------------
CIT Group Holdings, Inc., 5.53%, 9/2/98                                  50,000,000         49,992,319
------------------------------------------------------------------------------------------------------
Countrywide Home Loans, 5.54%, 9/28/98                                   25,000,000         24,895,938
------------------------------------------------------------------------------------------------------
Countrywide Home Loans, 5.58%, 9/2/98                                    26,000,000         25,995,970
------------------------------------------------------------------------------------------------------
First Data Corp., 5.52%, 9/22/98                                         40,000,000         39,871,200
------------------------------------------------------------------------------------------------------
First Data Corp., 5.52%, 9/8/98                                          50,000,000         49,946,333
------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 5.53%, 9/24/98                           50,000,000         49,823,347
------------------------------------------------------------------------------------------------------
Norwest Corp., 5.51%, 10/8/98                                            50,000,000         49,716,847
------------------------------------------------------------------------------------------------------
Prudential Funding Corp., 5.52%, 9/14/98                                 25,000,000         24,950,167
                                                                                        --------------
Total Short-Term Notes (Cost $524,484,604)                                                 524,484,604

======================================================================================================
Repurchase Agreements--7.0%
------------------------------------------------------------------------------------------------------
Repurchase  agreement with First Chicago Capital Markets,  5.75%, dated 8/31/98, to be repurchased at $253,340,458  on 9/1/98,  collateralized  by U.S.  Treasury
Bonds, 7.625%-13.125%,  5/15/01-11/15/22, with a value of $244,798,746, and U.S.
Treasury Nts., 5.50%-6.50%, 1/31/03-10/15/06,with a value of
$14,033,919 (Cost $253,300,000)                                         253,300,000        253,300,000

------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $2,857,229,002)                             100.4%     3,633,474,167
------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                          (0.4)       (14,232,174)
                                                                        -----------     --------------
Net Assets                                                                    100.0%    $3,619,241,993
                                                                        ===========     ==============


                        20 Oppenheimer Equity Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
1. Non-income producing security.

2. Identifies issues considered to be illiquid or restricted--See Note 5 of Notes to Financial Statements.

3. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended August 31, 1998. The aggregate fair value of securities of affiliated companies held by the Fund as of August 31, 1998, amounts to $7,250,000. Transactions during the period in which the issuer was an affiliate are as follows:

                            Shares                              Shares
                            August 31,  Gross       Gross       August 31,  Dividend
                            1997        Additions   Reductions  1998        Income
------------------------------------------------------------------------------------
FBR Asset Investment Corp.  --          500,000     --          500,000     $275,000

4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $78,901,968 or 2.18% of the Fund's net assets as of August 31, 1998.

5. Interest or dividend is paid-in-kind.

6. Units may be comprised of several components, such as debt and equity and/or warrants to purchase equity at some point in the future. For units which represent debt securities, face amount disclosed represents total underlying principal.

7. Face amount is reported in U.S. Dollars, except for those denoted in the following currencies:

AUD--Australian Dollar
CAD--Canadian Dollar
ZAR--South African Rand

8. For zero coupon bonds, the interest rate shown is the effective yield on the date of purchase.

9. Represents the current interest rate for a variable rate security.

10. When-issued security to be delivered and settled after August 31,1998.

11. Short-term notes are generally traded on a discount basis; the interest rate is the discount rate received by the Fund at the time of purchase.

See accompanying Notes to Financial Statements.


                        21 Oppenheimer Equity Income Fund

--------------------------------------------------------------------------------
 Statement of Assets and Liabilities  August 31, 1998
--------------------------------------------------------------------------------


================================================================================
Assets
Investments, at value--see accompanying statement:
Unaffiliated companies (cost $2,847,229,002)                      $3,626,224,167
Affiliated companies (cost $10,000,000)                                7,250,000
--------------------------------------------------------------------------------
Receivables:
Interest and dividends                                                10,201,018
Shares of beneficial interest sold                                     5,021,164
--------------------------------------------------------------------------------
Other                                                                    102,998
                                                                  --------------
Total assets                                                       3,648,799,347

================================================================================
Liabilities
Bank overdraft                                                         2,683,739
--------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                 17,811,783
Shares of beneficial interest redeemed                                 6,450,657
Distribution and service plan fees                                     1,338,174
Transfer and shareholder servicing agent fees                            586,335
Shareholder reports                                                      425,446
Custodian fees                                                            60,267
Other                                                                    200,953
                                                                  --------------
Total liabilities                                                     29,557,354

================================================================================
Net Assets                                                        $3,619,241,993
                                                                  ==============
================================================================================
Composition of Net Assets
Paid-in capital                                                   $2,618,657,524
--------------------------------------------------------------------------------
Undistributed net investment income                                   24,389,841
--------------------------------------------------------------------------------
Accumulated net realized gain on investment transactions             200,032,683
--------------------------------------------------------------------------------
Net unrealized appreciation on investments                           776,161,945
                                                                  --------------
Net assets                                                        $3,619,241,993
                                                                  ==============


                        22 Oppenheimer Equity Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


================================================================================
Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $2,889,472,020 and 210,161,974 shares of beneficial interest outstanding) $13.75 Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price) $14.59

--------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $634,775,074 and 46,558,894 shares of beneficial interest outstanding) $13.63

--------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $94,994,899 and 6,969,876 shares of beneficial interest outstanding) $13.63

See accompanying Notes to Financial Statements.


                        23 Oppenheimer Equity Income Fund

--------------------------------------------------------------------------------
 Statement of Operations  For the Year Ended August 31, 1998
--------------------------------------------------------------------------------


=======================================================================================
Investment Income
Interest                                                                  $  88,135,493
---------------------------------------------------------------------------------------
Dividends:
Unaffiliated companies (net of foreign withholding taxes of $144,403)        69,819,505
Affiliated companies                                                            275,000
                                                                          -------------
Total income                                                                158,229,998

=======================================================================================
Expenses
Management fees--Note 4                                                      19,364,160
---------------------------------------------------------------------------------------
Distribution and service plan fees--Note 4:
Class A                                                                       6,047,155
Class B                                                                       5,744,260
Class C                                                                         769,244
---------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees--Note 4                         3,984,343
---------------------------------------------------------------------------------------
Shareholder reports                                                             885,703
---------------------------------------------------------------------------------------
Registration and filing fees                                                    277,086
---------------------------------------------------------------------------------------
Custodian fees and expenses                                                     147,571
---------------------------------------------------------------------------------------
Legal, auditing and other professional fees                                      82,493
---------------------------------------------------------------------------------------
Trustees' fees and expenses                                                      70,611
---------------------------------------------------------------------------------------
Insurance expenses                                                               29,675
---------------------------------------------------------------------------------------
Other                                                                            60,430
                                                                          -------------
Total expenses                                                               37,462,731

=======================================================================================
Net Investment Income                                                       120,767,267

=======================================================================================
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investments                                                                 235,576,019
Foreign currency transactions                                                (3,519,103)
                                                                          -------------
Net realized gain                                                           232,056,916

---------------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation on:
Investments                                                                (168,879,300)
Translation of assets and liabilities denominated in foreign currencies      (7,659,603)
                                                                          -------------
Net change                                                                 (176,538,903)
                                                                          -------------
Net realized and unrealized gain                                             55,518,013

=======================================================================================
Net Increase in Net Assets Resulting from Operations                      $ 176,285,280
                                                                          =============

See accompanying Notes to Financial Statements.


                        24 Oppenheimer Equity Income Fund

--------------------------------------------------------------------------------
 Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                          Year Ended August 31,
                                                          1998              1997
===========================================================================================
Operations
Net investment income                                     $  120,767,267   $  108,795,712
-----------------------------------------------------------------------------------------
Net realized gain                                            232,056,916      156,172,442
-----------------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation       (176,538,903)     524,310,151
                                                          --------------   --------------
Net increase in net assets resulting from operations         176,285,280      789,278,305

=========================================================================================
Dividends  and  Distributions  to  Shareholders  Dividends  from net  investment income:
Class A                                                      (99,500,973)     (90,387,132)
Class B                                                      (13,977,579)      (9,876,167)
Class C                                                       (1,859,540)        (666,754)
-----------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                     (154,035,012)     (74,843,781)
Class B                                                      (26,561,696)      (9,970,652)
Class C                                                       (3,223,836)        (386,132)

=========================================================================================
Beneficial  Interest  Transactions  Net  increase in net assets  resulting  from beneficial interest transactions--Note 2:
Class A                                                      253,723,804       85,811,376
Class B                                                      234,393,363       99,076,120
Class C                                                       52,477,300       36,069,145

=========================================================================================
Net Assets
Total increase                                               417,721,111      824,104,328
-----------------------------------------------------------------------------------------
Beginning of period                                        3,201,520,882    2,377,416,554
                                                          --------------   --------------
End of period (including undistributed net investment
income of $24,389,841 and $18,883,337, respectively)      $3,619,241,993   $3,201,520,882
                                                          ==============   ==============

See accompanying Notes to Financial Statements.


                        25 Oppenheimer Equity Income Fund

--------------------------------------------------------------------------------
 Financial Highlights
--------------------------------------------------------------------------------

                                              Class A
                                              ----------------------------------------------------

                                              Year Ended August 31,            Year Ended June 30,
                                              1998      1997      1996(2)      1996       1995
==================================================================================================
Per Share Operating Data
Net asset value, beginning of period          $14.12    $11.36    $11.39       $10.25     $9.44
--------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                            .50       .47       .09          .50       .50
Net realized and unrealized gain (loss)          .41      3.17      (.12)        1.36       .92
                                              ------    ------    ------       ------    ------
Total income (loss) from investment
operations                                       .91      3.64      (.03)        1.86      1.42

--------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income            (.49)     (.48)       --         (.48)     (.48)
Dividends in excess of net investment
income                                            --        --        --           --        --
Distributions from net realized gain            (.79)     (.40)       --         (.24)     (.13)
Distributions in excess of net realized gain      --        --        --           --        --
                                              ------    ------    ------       ------    ------
Total dividends and distributions
to shareholders                                (1.28)     (.88)       --         (.72)     (.61)
--------------------------------------------------------------------------------------------------
Net asset value, end of period                $13.75    $14.12    $11.36       $11.39    $10.25
                                              ======    ======    ======       ======    ======
==================================================================================================
Total Return, at Net Asset Value(4)             6.17%    33.39%    (0.26)%      18.61%    15.66%

==================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in millions)       $2,889    $2,722    $2,110       $2,141    $1,893
--------------------------------------------------------------------------------------------------
Average net assets (in millions)              $3,072    $2,446    $2,109       $2,054    $1,798
--------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                           3.47%     3.97%     3.28%(5)     4.51%     5.15%
Expenses                                        0.87%     0.88%     0.94%(5)     0.89%     0.96%
--------------------------------------------------------------------------------------------------
Portfolio turnover rate(6)                      18.1%     23.7%     13.5%        42.9%     45.7%

1. For the period from  November 1, 1995  (inception  of  offering)  to June 30,
1996.

2. For the two months ended August 31, 1996. The Fund changed its fiscal year end from June 30 to August 31.

3. For the period from August 17, 1993 (inception of offering) to June 30, 1994.

4. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

5. Annualized.


                        26 Oppenheimer Equity Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                     Class B
                                                         -----------------------------------------------------------

                                                         Year Ended August 31,            Year Ended June 30,
                                               1994      1998      1997      1996(2)      1996       1995     1994(3)
====================================================================================================================
Per Share Operating Data
Net asset value, beginning of period           $10.01    $14.01    $11.29    $11.33       $10.21     $9.40    $10.22
--------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                             .47       .39       .37       .07          .41       .43       .36
Net realized and unrealized gain (loss)          (.39)      .40      3.13      (.11)        1.35       .91      (.58)
                                               ------    ------    ------    ------       ------    ------    ------
Total income (loss) from investment
operations                                        .08       .79      3.50      (.04)        1.76      1.34      (.22)

--------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income             (.47)     (.38)     (.38)       --         (.40)     (.40)     (.42)
Dividends in excess of net investment
income                                           (.01)       --        --        --           --        --      (.01)
Distributions from net realized gain             (.12)     (.79)     (.40)       --         (.24)     (.13)     (.12)
Distributions in excess of net realized gain     (.05)       --        --        --           --        --      (.05)
                                               ------    ------    ------    ------       ------    ------    ------
Total dividends and distributions
to shareholders                                  (.65)    (1.17)     (.78)       --         (.64)     (.53)     (.60)
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                  $9.44    $13.63    $14.01    $11.29       $11.33    $10.21     $9.40
                                               ======    ======    ======    ======       ======    ======    ======
====================================================================================================================
Total Return, at Net Asset Value(4)              0.65%     5.32%    32.17%    (0.35)%      17.58%    14.87%    (2.35)%

====================================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in millions)        $1,773      $635      $431      $260         $252      $161       $88
--------------------------------------------------------------------------------------------------------------------
Average net assets (in millions)               $1,832      $575      $344      $255         $208      $122       $47
--------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                            4.72%     2.68%     3.16%     2.48%(5)     3.68%     4.34%     3.99%(5)
Expenses                                         0.90%     1.67%     1.69%     1.76%(5)     1.72%     1.79%     1.82%(5)
--------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(6)                       30.4%     18.1%     23.7%     13.5%        42.9%     45.7%     30.4%

6. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended August 31, 1998 were $572,000,878 and $670,953,766, respectively.


                        27 Oppenheimer Equity Income Fund

--------------------------------------------------------------------------------
 Financial Highlights  (Continued)
--------------------------------------------------------------------------------

                                     Class C
                                                     ---------------------------------------
                                                                                      Period
                                                                                      Ended
                                                     Year Ended August 31,            June 30,
                                                     1998      1997      1996(2)      1996(1)
============================================================================================
Per Share Operating Data
Net asset value, beginning of period                 $14.02    $11.30    $11.35       $10.76
--------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .39       .40       .07          .28
Net realized and unrealized gain (loss)                 .40      3.12      (.12)         .88
                                                     ------    ------    ------       ------
Total income (loss) from investment operations          .79      3.52      (.05)        1.16

--------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                   (.39)     (.40)       --         (.33)
Dividends in excess of net investment income             --        --        --           --
Distributions from net realized gain                   (.79)     (.40)       --         (.24)
Distributions in excess of net realized gain             --        --        --           --
                                                     ------    ------    ------       ------
Total dividends and distribution to shareholders      (1.18)     (.80)       --         (.57)
--------------------------------------------------------------------------------------------
Net asset value, end of period                       $13.63    $14.02    $11.30       $11.35
                                                     ======    ======    ======       ======
============================================================================================
Total Return, at Net Asset Value(4)                    5.30%    32.31%    (0.44)%      10.50%

============================================================================================
Ratios/Supplemental Data
Net assets, end of period (in millions)                 $95       $48        $7           $6
--------------------------------------------------------------------------------------------
Average net assets (in millions)                        $77       $25        $7           $3
--------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                                  2.68%     3.15%     2.55%(5)     3.53%(5)
Expenses                                               1.67%     1.69%     1.79%(5)     1.81%(5)
--------------------------------------------------------------------------------------------
Portfolio turnover rate(6)                             18.1%     23.7%     13.5%        42.9%

1. For the period from  November 1, 1995  (inception  of  offering)  to June 30,
1996.

2. For the two months ended August 31, 1996. The Fund changed its fiscal year end from June 30 to August 31.

3. For the period from August 17, 1993 (inception of offering) to June 30, 1994.

4. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

5. Annualized.

6. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended August 31, 1998 were $572,000,878 and $670,953,766, respectively.

See accompanying Notes to Financial Statements.


                        28 Oppenheimer Equity Income Fund

--------------------------------------------------------------------------------
 Notes to Financial Statements
--------------------------------------------------------------------------------


================================================================================
1. Significant Accounting Policies

Oppenheimer Equity Income Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to seek as much current income as is compatible with prudent investment. Its secondary objective is to conserve principal while providing an opportunity for capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). The Fund offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge. Class B and Class C shares may be subject to a contingent deferred sales charge. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own distribution and/or service plan, expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
Investment Valuation. Portfolio securities are valued at the close of the New York Stock Exchange on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or the last sale price on the prior trading day. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service approved by the Board of Trustees. Such securities which cannot be valued by an approved portfolio pricing service are valued using dealer-supplied valuations provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect current market value, or are valued under consistently applied procedures established by the Board of Trustees to determine fair value in good faith. Short-term "money market type" debt securities having a remaining maturity of 60 days or less are valued at cost (or last determined market value) adjusted for amortization to maturity of any premium or discount. Forward foreign currency exchange contracts are valued based on the closing prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer.

--------------------------------------------------------------------------------
Foreign Currency Translation. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

            The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.


                        29 Oppenheimer Equity Income Fund

--------------------------------------------------------------------------------
 Notes to Financial Statements  (Continued)
--------------------------------------------------------------------------------


================================================================================
1. Significant Accounting Policies  (continued)

Repurchase Agreements. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

--------------------------------------------------------------------------------
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.

--------------------------------------------------------------------------------
Distributions to Shareholders. Dividends and distributions to shareholders are recorded on the ex-dividend date.

--------------------------------------------------------------------------------
Classification of Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of the distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

            The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended August 31, 1998, amounts have been reclassified to reflect an increase in undistributed net investment income of $77,329, a decrease in paid-in capital of $1,648,429, and an increase in accumulated realized gain on investments of $1,571,100.


                        30 Oppenheimer Equity Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


================================================================================
Other. Investment transactions are accounted for on the date the investments are purchased or sold (trade date) and dividend income is recorded on the ex-dividend date. Discount on securities purchased is amortized over the life of the respective securities, in accordance with federal income tax requirements. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes. Dividends-in-kind are recognized as income on the ex-dividend date at the current market value of the underlying security. Interest on payment-in-kind debt instruments is accrued as income at the coupon rate and a market adjustment is made periodically.

            The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

================================================================================
2. Shares of Beneficial Interest

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                             Year Ended August 31, 1998   Year Ended August 31, 1997
                             --------------------------   --------------------------
                             Shares        Amount         Shares        Amount
------------------------------------------------------------------------------------
Class A:
Sold                          28,301,749   $425,894,349    22,312,307   $286,390,507
Dividends and distributions
reinvested                    16,366,250    238,084,133    12,636,963    155,744,291
Redeemed                     (27,270,231)  (410,254,678)  (27,925,816)  (356,323,422)
                             -----------   ------------   -----------   ------------
Net increase                  17,397,768   $253,723,804     7,023,454    $85,811,376
                             ===========   ============   ===========   ============

------------------------------------------------------------------------------------
Class B:
Sold                          17,875,704   $267,182,429     9,869,512   $126,478,575
Dividends and distributions
reinvested                     2,649,899     38,263,417     1,509,887     18,517,384
Redeemed                      (4,755,561)   (71,052,483)   (3,589,063)   (45,919,839)
                             -----------   ------------   -----------   ------------
Net increase                  15,770,042   $234,393,363     7,790,336    $99,076,120
                             ===========   ============   ===========   ============

------------------------------------------------------------------------------------
Class C:
Sold                           4,117,941    $61,626,191     3,032,244    $39,122,283
Dividends and distributions
reinvested                       342,326      4,949,150        81,260      1,020,485
Redeemed                        (941,057)   (14,098,041)     (315,866)    (4,073,623)
                             -----------   ------------   -----------   ------------
Net increase                   3,519,210    $52,477,300     2,797,638    $36,069,145
                             ===========   ============   ===========   ============


                        31 Oppenheimer Equity Income Fund

--------------------------------------------------------------------------------
 Notes to Financial Statements  (Continued)
--------------------------------------------------------------------------------


================================================================================
3. Unrealized Gains and Losses on Investments

At August 31, 1998, net unrealized appreciation on investments of $776,245,165 was composed of gross appreciation of $890,740,506, and gross depreciation of $114,495,341.

================================================================================
4. Management Fees and Other Transactions with Affiliates

Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.75% of the first $100 million of average annual net assets, 0.70% of the next $100 million, 0.65% of the next $100 million, 0.60% of the next $100 million, 0.55% of the next $100 million, and 0.50% of average annual net assets in excess of $500 million.

            For the year ended August 31, 1998, commissions (sales charges paid by investors) on sales of Class A shares totaled $8,057,145, of which $2,429,799 was retained by OppenheimerFunds Distributor, Inc. (OFDI), a subsidiary of the Manager, as general distributor, and by an affiliated broker/dealer. Sales charges advanced to broker/dealers by OFDI on sales of the Fund's Class B and Class C shares totaled $8,780,583 and $551,784, respectively, of which $779,103 and $37,137, respectively, was paid to an affiliated broker/dealer. During the year ended August 31, 1998, OFDI received contingent deferred sales charges of $631,183 and $23,959, respectively, upon redemption of Class B and Class C shares as reimbursement for sales commissions advanced by OFDI at the time of sale of such shares.

            OppenheimerFunds Services (OFS), a division of the Manager, is the transfer and shareholder servicing agent for the Fund and for other Oppenheimer funds. OFS's total costs of providing such services are allocated ratably to these funds.

            The Fund has adopted a Service Plan for Class A shares to reimburse OFDI for a portion of its costs incurred in connection with the personal service and maintenance of shareholder accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate that may not exceed 0.25% of the average annual net assets of Class A shares of the Fund. OFDI uses the service fee to reimburse brokers, dealers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares. During the year ended August 31, 1998, OFDI paid $436,769 to an affiliated broker/dealer as reimbursement for Class A personal service and maintenance expenses.


                        32 Oppenheimer Equity Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


================================================================================
The Fund has adopted a Distribution and Service Plan for Class B shares to reimburse OFDI for its services and costs in distributing Class B shares and servicing accounts. Under the Plan, the Fund pays OFDI an annual asset-based sales charge of 0.75% per year on Class B shares. OFDI also receives a service fee of 0.25% per year to reimburse dealers for providing personal services for accounts that hold Class B shares. Each fee is computed on the average annual net assets of Class B shares, determined as of the close of each regular business day. During the year ended August 31, 1998, OFDI paid $85,448 to an affiliated broker/dealer as reimbursement for Class B personal service and maintenance expenses and retained $4,717,686 as reimbursement for Class B sales commissions and service fee advances, as well as financing costs. If the Plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to OFDI for distributing shares before the Plan was terminated. As of August 31, 1998, OFDI had incurred excess distribution and servicing costs of $15,529,526 for Class B.

            The Fund has adopted a Distribution and Service Plan for Class C shares to compensate OFDI for its costs in distributing Class C shares and servicing accounts. Under the Plan, the Fund pays OFDI an annual asset-based sales charge of 0.75% per year on Class C shares. OFDI also receives a service fee of 0.25% per year to compensate dealers for providing personal services for accounts that hold Class C shares. Each fee is computed on the average annual net assets of Class C shares, determined as of the close of each regular business day. During the year ended August 31, 1998, OFDI paid $4,936 to an affiliated broker/dealer as compensation for Class C personal service and maintenance expenses and retained $535,009 as compensation for Class C sales commissions and service fee advances, as well as financing costs. If the Plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to OFDI for distributing shares before the Plan was terminated. As of August 31, 1998, OFDI had incurred excess distribution and servicing costs of $1,178,202 for Class C.


                        33 Oppenheimer Equity Income Fund

--------------------------------------------------------------------------------
 Notes to Financial Statements  (Continued)
--------------------------------------------------------------------------------


================================================================================
5. Illiquid and Restricted Securities

At August 31, 1998, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limit. The aggregate value of illiquid or restricted securities subject to this limitation at August 31, 1998, was $47,781,930, which represents 1.32% of the Fund's net assets.

================================================================================
6. Bank Borrowings

The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.35%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.0575% per annum.

            The Fund had no borrowings outstanding during the year ended August 31, 1998.


                        34 Oppenheimer Equity Income Fund

                                   Appendix A
                             DESCRIPTION OF RATINGS

Ratings of Investments

Description of Moody's Investor Services, Inc. Bond Ratings

Aaa: Bonds rated Aaa are judged to be the best quality and to carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, the changes that can be expected are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as with Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than those of Aaa securities.

A: Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds rated Baa are considered medium grade obligations; that is, they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and have speculative characteristics as well.

Ba: Bonds rated Ba are judged to have speculative elements. Their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate and not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds rated B generally lack characteristics of desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds rated Caa are of poor standing and may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds rated Ca represent obligations which are speculative in a high degree and are often in default or have other marked shortcomings.

C: Bonds rated C can be regarded as having extremely poor prospects of ever retaining any real investment standing.

Description of Standard & Poor's Corporation Bond Ratings

AAA: AAA is the highest rating assigned to a debt obligation and indicates an extremely strong capacity to pay principal and interest.


AA: Bonds rated AA also qualify as high quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A: Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to adverse effects of change in circumstances and economic conditions.

BBB: Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB, B, CCC, CC: Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C, D: Bonds on which no interest is being paid are rated C. Bonds rated D are in default and payment of interest and/or repayment of principal is in arrears.

Description of Fitch IBCA, Inc. Ratings

AAA: Bonds rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A: Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds rate BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB: Bonds rated BB are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B: Bonds rated B are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity through the life of the issue. CCC: Bonds rated CCC have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds rated CC are minimally protected. Default in payment of interest and/or principal seems probable over time.

C: Bonds rated C are in imminent default in payment of interest or principal.

DDD, DD, and D: Bonds in these rating categories are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery of these bonds, and D represents the lowest potential for recovery.

Plus (+) Minus (-) Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the DDD, DD, or D categories.

Description of Duff & Phelps' Ratings

Long-Term Debt and Preferred Stock

AAA: Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free US Treasury debt.

AA+, AA & AA-: High credit quality protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

A+, A & A-: Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

BBB+, BBB & BBB-: Below average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

BB+, BB & BB-: Below investment grade but deemed to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within the category.

B+, B & B-: Below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher of lower rating grade.

CCC: Well below investment grade securities. Considerable uncertainty exists as to timely payment of principal interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic industry conditions, and/or with unfavorable company developments.

DD: Defaulted debt obligations issuer failed to meet scheduled principal and/or interest payments.

DP:  Preferred stock with dividend arrearages.

                                       B-2
                     Appendix B


-----------------------------------------------------

                                         Industry Classifications

-----------------------------------------------------


Aerospace/Defense                        Food and Drug Retailers
Air Transportation                       Gas Utilities
Asset-Backed                             Health Care/Drugs
Auto Parts and Equipment                 Health Care/Supplies & Services
Automotive                               Homebuilders/Real Estate
Bank Holding Companies                   Hotel/Gaming
Banks                                    Industrial Services
Beverages                                Information Technology
Broadcasting                             Insurance
Broker-Dealers                           Leasing & Factoring
Building Materials                       Leisure
Cable Television                         Manufacturing
Chemicals                                Metals/Mining
Commercial Finance                       Nondurable Household Goods
Communication Equipment                  Office Equipment
Computer Hardware                        Oil - Domestic
Computer Software                        Oil - International
Conglomerates                            Paper
Consumer Finance                         Photography
Consumer Services                        Publishing
Containers                               Railroads
Convenience Stores                       Restaurants
Department Stores                        Savings & Loans
Diversified Financial                    Shipping
Diversified Media                        Special Purpose Financial
Drug Wholesalers                         Specialty Printing
Durable Household Goods                  Specialty Retailing
Education                                Steel
Electric Utilities                       Telecommunications - Technology
Electrical Equipment                     Telephone - Utility
Electronics                              Textile/Apparel
Energy Services & Producers              Tobacco
Entertainment/Film                       Trucks and Parts
Environmental                            Wireless Services
Food

                                   APPENDIX C

--------------------------------------------------------------------------------
                  Special Sales Charge Arrangements and Waivers
--------------------------------------------------------------------------------

         In certain cases, the initial sales charge that applies to purchases of Class A shares of the Oppenheimer funds or the contingent deferred sales charge that may apply to Class A, Class B or Class C shares may be waived. That is because of the economies of sales efforts realized by the Distributor or the dealers or other financial institutions offering those shares to certain classes of investors or in certain transactions.

         Not all waivers apply to all funds. For example, waivers relating to Retirement Plans do not apply to Oppenheimer municipal funds, because shares of those funds are not available for purchase by or on behalf of retirement plans. Other waivers apply only to shareholders of certain funds that were merged into or became Oppenheimer funds.

         For the purposes of some of the waivers described below and in the Prospectus and Statement of Additional Information of the applicable Oppenheimer funds, the term "Retirement Plan" refers to the following types of plans: (1) plans qualified under Sections 401(a) or 401(k) of the Internal Revenue Code,
(2) non-qualified deferred compensation plans, (3) employee benefit plans1 (4) Group Retirement Plans2 (5) 403(b)(7) custodial plan accounts (6) SEP-IRAs, SARSEPs or SIMPLE plans

     The interpretation of these provisions as to the applicability of a waiver or sales charge reduction in a particular case is determined solely by the Distributor or the Transfer Agent of the fund. These provisions may be changed at any time without prior notice by a fund.

--------------
1. An "employee benefit plan" means any plan or arrangement, whether or not it is "qualified" under the Internal Revenue Code, under which Class A shares of an Oppenheimer fund or funds are purchased by a fiduciary or other administrator for the account of participants who are employees of a single employer or of affiliated employers. These may include, for example, medical savings accounts, payroll deduction plans or similar plans. The fund accounts must be registered in the name of the fiduciary or administrator purchasing the shares for the benefit of participants in the plan.

2. The term "Group Retirement Plan" means any qualified or non-qualified retirement plan for employees of a corporation or sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group has made special arrangements with the Distributor and all members of the group participating in (or who are eligible to participate in) the plan purchase Class A shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution designated by the group. Such plans include 457 plans, SEP-IRAs, SARSEPs, SIMPLE plans and 403(b) plans other than plans for public school employees. The term "Group Retirement Plan also includes qualified retirement plans and non-qualified deferred compensation plans and IRAs that purchase Class A shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution that has made special arrangements with the Distributor enabling those plans to purchase Class A shares at net asset value but subject to the Class A contingent deferred sales charge.

--------------------------------------------------------------------------------
Class A Contingent Deferred Sales Charge
--------------------------------------------------------------------------------

n Purchases of Class A Shares That Are Not Subject to Initial Sales Charge but May Be Subject to the Class A Contingent Deferred Sales Charge (unless a waiver applies).

         There is no initial sales charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, those purchase may be subject to the Class A contingent deferred sales charge if redeemed within 18 months of the end of the calendar month of their purchase, as described in the Prospectus (unless a waiver described elsewhere in this Appendix applies to the redemption). Additionally, the Distributor will pay the applicable commission on these purchases described in the Prospectus under "Class A Contingent Deferred Sales Charge":

          o  Purchases  of Class A shares  aggregating  $1  million  or more.

          o Purchases by a Retirement Plan that:

          buys shares costing $500,00 or more, or has, at the time of purchase, 100 or more eligible participants, or certifies to the Distributor that it projects to have annual plan purchases of $200,00 or more.

          o Purchases by an OppenheimerFunds-sponsored Rollover IRA, if the purchases are made: through a broker, dealer, bank or registered investment adviser that has made special arrangements with the Distributor for those purchases, or by a direct rollover of a distribution from a qualified Retirement Plan if the administrator of that Plan has made special arrangements with the Distributor for those purchases.

o Purchases of Class A shares by Retirement Plans that have any of the following record-keeping arrangements:

(1) The record keeping is performed by Merrill Lynch Pierce Fenner & Smith, Inc. ("Merrill Lynch") on a daily valuation basis for the Retirement Plan. On the date the plan sponsor signs the record-keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets invested in (a) mutual funds, other than those advised or managed by Merrill Lynch Asset Management, L.P. ("MLAM"), that are made available under a Service Agreement between Merrill Lynch and the mutual fund's principal underwriter or distributor, and
          (b) funds advised or managed by MLAM (the funds described in (a) and (b) are referred to as "Applicable Investments");

(2) The record keeping for the Retirement Plan is performed on a daily valuation basis by a record keeper whose services are provided under a contract or arrangement between the Retirement Plan and Merrill Lynch. On the date the plan sponsor signs the record keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets (excluding assets invested in money market funds) invested in Applicable Investments.

(3) The record keeping for a Retirement Plan is handled under a service agreement with Merrill Lynch and on the date the plan sponsor signs that agreement, the Plan has 500 or more eligible employees (as determined by the Merrill Lynch plan conversion manager).

--------------------------------------------------------------------------------
                        Waivers of Class A Sales Charges
--------------------------------------------------------------------------------

|X| Waivers of Initial and Contingent Deferred Sales Charges for Certain Purchasers. Class A shares purchased by the following investors are not subject to any Class A sales charges (and no commissions are paid by the Distributor on such purchases):
         |_| The Manager or its affiliates.

         |_| Present or former officers, directors, trustees and employees (and their "immediate families") of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees. The term "immediate family" refers to one's spouse, children, grandchildren, grandparents, parents, parents-in-law, brothers and sisters, sons- and daughters-in-law, a sibling's spouse, a spouse's siblings, aunts, uncles, nieces and nephews; relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.

         |_| Registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
         |_| Dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees.
         |_| Employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and which are identified as such to the Distributor) or with the Distributor. The purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children).
         |_| Dealers, brokers, banks or registered investment advisors that have entered into an agreement with the Distributor providing specifically for the use of shares of the Fund in particular investment products made available to their clients. Those clients may be charged a transaction fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares.
         |_| Investment advisors and financial planners who have entered into an agreement for this purpose with the Distributor and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.
         |_| "Rabbi trusts" that buy shares for their own accounts, if the purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
         |_| Clients of investment advisors or financial planners (that have entered into an agreement for this purpose with the Distributor) who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements. Each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares.
         |_| Directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons.
         |_| Accounts for which Oppenheimer Capital (or its successor) is the investment advisor (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts.
         |_| A unit  investment  trust  that  has  entered  into an  appropriate agreement with the Distributor. o Dealers, brokers, banks, or registered investment advisers that have entered into an agreement with the Distributor to sell shares to defined contribution employee retirement plans for which the dealer, broker or investment adviser provides administration services.
         o Retirement plans and deferred compensation plans and trusts used to fund those plans (including, for example, plans qualified or created under sections 401(a), 403(b) or 457 of the Internal Revenue Code), in each case if those purchases are made through a broker, agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
         o A TRAC-2000 401(k) plan (sponsored by the former Quest for Value Advisors) whose Class B or Class C shares of a Former Quest for Value Fund were exchanged for Class A shares of that Fund due to the termination of the Class B and Class C TRAC-2000 program on November 24, 1995.
         o A qualified Retirement Plan that had agreed with the former Quest for Value Advisors to purchase shares of any of the Former Quest for Value Funds at net asset value, with such shares to be held through DCXchange, a sub-transfer agency mutual fund clearinghouse, if that arrangement was consummated and share purchases commenced by December 31, 1996.

|X| Waivers of Initial and Contingent Deferred Sales Charges in Certain Transactions. Class A shares issued or purchased in the following transactions are not subject to sales charges (and no commissions are paid by the Distributor on such purchases):
         |_| Shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party.
         |_| Shares purchased by the reinvestment of dividends or other distributions reinvested from the Fund or other Oppenheimer funds (other than Oppenheimer Cash Reserves) or unit investment trusts for which reinvestment arrangements have been made with the Distributor.
         |_| Shares purchased and paid for with the proceeds of shares redeemed in the prior 30 days from a mutual fund (other than a fund managed by the Manager or any of its subsidiaries) on which an initial sales charge or contingent deferred sales charge was paid. This waiver also applies to shares purchased by exchange of shares of Oppenheimer Money Market Fund, Inc. that were purchased and paid for in this manner. This waiver must be requested when the purchase order is placed for shares of the Fund, and the Distributor may require evidence of qualification for this waiver.
         |_| Shares purchased with the proceeds of maturing principal units of any Qualified Unit Investment Liquid Trust Series.
         o Shares purchased by the reinvestment of loan repayments by a participant in a Retirement Plan for which the Manager or an affiliate acts as sponsor.

|X| Waivers of the Class A Contingent Deferred Sales Charge for Certain Redemptions. The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:
         |_| To make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the original account value.
         |_| Involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts (see "Shareholder Account Rules and Policies," in the Prospectus).
         o For distributions from a TRAC-2000 401(k) plan sponsored by the Distributor due to the termination of the TRAC-2000 program.
          o For distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes:
(1) Following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was established.

(2)       To return excess contributions.

(3)      To return contributions made due to a mistake of fact.

(4)      Hardship withdrawals, as defined in the plan.

(5) Under a Qualified Domestic Relations Order, as defined in the Internal Revenue Code.

(6)       To meet the  minimum  distribution  requirements  of the  Internal
          Revenue Code.

(7) To establish "substantially equal periodic payments" as described in Section 72(t) of the Internal Revenue Code.

(8)      For retirement distributions or loans to participants or beneficiaries.

(9)      Separation from service.

(10) Participant-directed redemptions to purchase shares of a mutual fund other than a fund managed by the Manager or a subsidiary. The fund must be one that is offered as an investment option in a Retirement Plan in which Oppenheimer funds are also offered as investment options under a special arrangement with the Distributor.

(11) Plan termination or "in-service distributions," if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.

         o For distributions from Retirement Plans having 500 or more eligible participants, except distributions due to termination of all of the Oppenheimer funds as an investment option under the Plan.
         o For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.

--------------------------------------------------------------------------------
Waivers of Class B and Class C Sales Charges.
--------------------------------------------------------------------------------

The Class B and Class C contingent deferred sales charges will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below. In order to receive a waiver of the Class B and Class C contingent deferred sales charge, you must notify the Transfer Agent which conditions apply.

|X| Waivers for Redemptions in Certain Cases.
The Class B and Class C contingent deferred sales charges will be waived for redemptions of shares in the following cases:
         |_| Redemptions from accounts following the death or disability of the last surviving shareholder, including a trustee of a "grantor" trust or revocable living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established. For disability you must provide evidence of a determination of disability by the Social Security Administration. o Shares redeemed involuntarily, as described in ""Shareholder Account Rules and Policies,"

              in the Statement of Additional Information.

o Distributions to participants or beneficiaries from Retirement Plans, if the distributions are made:

(a)       under an Automatic  Withdrawal Plan after the participant  reaches age 59-1/2, as long as the payments are no more than 10% of the account value annually (measured from the date the Transfer Agent receives the request), or following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary (the death or disability must have occurred after the account was established).

         o Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder, including a trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration.

         o    Returns of excess contributions to Retirement Plans.

         o Distributions from Retirement Plans to make "substantially equal periodic payments" as permitted in Section 72(t) of the Internal Revenue Code that do not exceed 10% of the account value annually, measured from the date the Transfer Agent receives the request). o Distributions from OppenheimerFunds prototype 401(k) plans and from certain Massachusetts Mutual Life

          Insurance Company prototype 401(k) plans: for hardship withdrawals; under a Qualified Domestic Relations Order, as defined in the Internal Revenue Code; to meet minimum distribution requirements as defined in the Internal Revenue Code; to make "substantially equal periodic payments" as described in Section 72(t) of the Internal Revenue Code; for separation from service; or for loans to participants or beneficiaries.

          o Distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver. o Redemptions of Class B shares held by Retirement Plans whose records are maintained on a daily valuation basis by Merrill Lynch or an independent record keeper under a contract with Merrill Lynch.

|X| Waivers for Shares Sold or Issued in Certain Transactions.
The contingent deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases:

         |_|  Shares sold to the Manager or its affiliates.
         |_| Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
          |_| Shares issued in plans of reorganization to which the Fund is a party.


--------------------------------------------------------------------------------
Special Sales Charge Arrangements for Shareholders of the Fund
--------------------------------------------------------------------------------
Who Were Shareholders of the Former Quest for Value Funds

The initial and contingent deferred sales charge rates and waivers for Class A, Class B and Class C shares of the Fund described in the Prospectus or Statement of Additional Information of the Fund are modified as described below for certain persons who were shareholders of the former Quest for Value Funds. Those funds include:
         Oppenheimer Quest Value Fund, Inc., Oppenheimer Quest Balanced Value Fund, Oppenheimer Quest Opportunity Value Fund, Oppenheimer Quest Small Cap Value Fund and Oppenheimer Quest Global Value Fund, Inc.

To be eligible, those persons must have been shareholders on November 24, 1995, when OppenheimerFunds, Inc. became the investment advisor to those former Quest for Value Funds.

The table also applies to shareholders of the following funds when they merged into various Oppenheimer funds on November 24, 1995:
         Quest for Value U.S. Government Income Fund, Quest for Value Investment Quality Income Fund, Quest for Value Global Income Fund, Quest for Value New York Tax-Exempt Fund, Quest for Value National Tax-Exempt Fund and Quest for Value California Tax-Exempt Fund

All of the funds listed above are referred to in this Appendix as the "Former Quest for Value Funds." The waivers of initial and contingent deferred sales charges described in this Appendix apply to shares of the Fund that are either:
|_|acquired by such shareholder pursuant to an exchange of shares of one of the Oppenheimer funds that was one of the Former Quest for Value Funds or |_|purchased by such shareholder by exchange of other Oppenheimer funds that were acquired pursuant to the merger of any of the Former Quest for Value Funds into an Oppenheimer fund on November 24, 1995.

Class A Sales Charges.

|X| Reduced Class A Initial Sales Charge Rates for Certain Former Quest for Value Funds Shareholders

Purchases by Groups and Associations. The following table sets forth the initial sales charge rates for Class A shares purchased by members of "Associations" formed for any purpose other than the purchase of securities. The rates in the table apply if that Association purchased shares of any of the Former Quest for Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995.

                                        Initial                      Initial                  Commission
                                        Sales Charge                 Sales Charge             as
                                        as a                         as a                     Percentage
Number of                               Percentage                   Percentage               of
Eligible Employees                      of Offering                  of Amount                Offering
or Members                              Price                        Invested                 Price
---------------------------------------------------------------------------------------------------------------
9 or fewer                              2.50%                        2.56%                    2.00%
---------------------------------------------------------------------------------------------------------------
At least 10 but not
more than 49                            2.00%                        2.04%                    1.60%

         For purchases by Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described in the Fund's Prospectus.


         Purchases made under this arrangement qualify for the lower of either the sales charge rate in the table based on the number of members of an Association, or the sales charge rate that applies under the Right of Accumulation described in the Fund's Prospectus and Statement of Additional
Information. Individuals who qualify under this arrangement for reduced sales charge rates as members of Associations also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the Fund's Distributor.


|X| Waiver of Class A Sales Charges for Certain Shareholders. Class A shares of the Fund purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges:
         |_| Shareholders of the Fund who were shareholders of the AMA Family of Funds on February 28, 1991 and who acquired shares of any of the Former Quest for Value Funds by merger of a portfolio of the AMA Family of Funds.
         |_| Shareholders of the Fund who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.

|X| Waiver of Class A Contingent Deferred Sales Charge in Certain Transactions. The Class A contingent deferred sales charge will not apply to redemptions of Class A shares of the Fund purchased by the following investors who were shareholders of any Former Quest for Value Fund:

         Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship, under the Employee Retirement Income Security Act of 1974 and regulations adopted under that law.

Class A, Class B and Class C Contingent Deferred Sales Charge Waivers

|X| Waivers for Redemptions of Shares Purchased Prior to March 6, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of the Fund. The Fund shares must have been acquired by the merger of a Former Quest for Value Fund into the Fund or by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged. Those shares must have been purchased prior to March 6, 1995 in connection with:
               |_| withdrawals under an automatic withdrawal plan holding only either Class B or Class C shares if the annual withdrawal does not exceed 10% of the initial value of the account, and |_| liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.

|X| Waivers for Redemptions of Shares Purchased on or After March 6, 1995 but Prior to November 24, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of the Fund. The Fund shares must have been acquired by the merger of a Former Quest for Value Fund into the Fund or by exchange from an Oppenheimer fund that was a Former Quest For Value Fund or into which such fund merged. Those shares must have been purchased on or after March 6, 1995, but prior to November 24, 1995:
               |_| redemptions following the death or disability of the shareholder(s) (as evidenced by a determination of total disability by the U.S. Social Security Administration);
               |_| withdrawals under an automatic withdrawal plan (but only for Class B or Class C shares) where the annual withdrawals do not exceed 10% of the initial value of the account; and |_| liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum account value.

         A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, Class B or Class C shares of the Fund described in this section if the proceeds are invested in the same Class of shares in this Fund or another Oppenheimer fund within 90 days after redemption.

--------------------------------------------------------------------------------
Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer Funds Who Were Shareholders of the Former Connecticut Mutual Investment Accounts, Inc.
--------------------------------------------------------------------------------

The initial and contingent deferred sale charge rates and waivers for Class A and Class B shares described in the Prospectus or this Appendix for Oppenheimer
U. S. Government Trust, Oppenheimer Bond Fund, Oppenheimer Disciplined Value Fund and Oppenheimer Disciplined Allocation Fund (each is included in the reference to "Fund" below) are modified as described below for those shareholders who were shareholders of Connecticut Mutual Liquid Account, Connecticut Mutual Government Securities Account, Connecticut Mutual Income Account, Connecticut Mutual Growth Account, Connecticut Mutual Total Return Account, CMIA LifeSpan Capital Appreciation Account, CMIA LifeSpan Balanced Account and CMIA Diversified Income Account (the "Former Connecticut Mutual Funds") on March 1, 1996, when OppenheimerFunds, Inc. became the investment adviser to the Former Connecticut Mutual Funds.

Prior Class A CDSC and Class A Sales Charge Waivers

         n Class A Contingent Deferred Sales Charge. Certain shareholders of the Fund and the other Former Connecticut Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a Class A initial sales charge, but subject to the Class A contingent deferred sales charge that was in effect prior to March 18, 1996 (the "prior Class A CDSC"). Under the prior Class A CDSC, if any of those shares are redeemed within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current market value or the original purchase price of the shares sold, whichever is smaller (in such redemptions, any shares not subject to the prior Class A CDSC will be redeemed first).


         Those shareholders who are eligible for the prior Class A CDSC are: (1) persons whose purchases of Class A shares of the Fund and other Former Connecticut Mutual Funds were $500,000 prior to March 18, 1996, as a result of direct purchases or purchases pursuant to the Funds' policies on Combined Purchases or Rights of Accumulation, who still hold those shares in the Fund or other Former Connecticut Mutual Funds, and (2) persons whose intended purchases under a Statement of Intention entered into prior to March 18, 1996, with the Funds' former general distributor to purchase shares valued at $500,000 or more over a 13-month period entitled those persons to purchase shares at net asset value without being subject to the Class A initial sales charge.


         Any of the Class A shares of the Fund and the other Former Connecticut Mutual Funds that were purchased at net asset value prior to March 18, 1996, remain subject to the prior Class A CDSC, or if any additional shares are purchased by those shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC.

n Class A Sales Charge Waivers. Additional Class A shares of the Fund may be purchased without a sales charge, by a person who was in one (or more) of the categories below and acquired Class A shares prior to March 18, 1996, and still holds Class A shares:
(1) any purchaser, provided the total initial amount invested in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more, including investments made pursuant to the Combined Purchases, Statement of Intention and Rights of Accumulation features available at the time of the initial purchase and such investment is still held in one or more of the Former Connecticut Mutual Funds or a Fund into which such Fund merged;
(2) any participant in a qualified plan, provided that the total initial amount invested by the plan in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more;

               Directors of the Fund or any one or more of the Former Connecticut Mutual Funds and members of their immediate families;

(4) employee benefit plans sponsored by Connecticut Mutual Financial Services, L.L.C. ("CMFS"), the Fund's prior distributor, and its affiliated companies;
(5) one or more members of a group of at least 1,000 persons (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group; and
(6) an institution acting as a fiduciary on behalf of an individual or individuals, if such institution was directly compensated by the individual(s) for recommending the purchase of the shares of the Fund or any one or more of the Former Connecticut Mutual Funds, provided the institution had an agreement with CMFS.

         Purchases of Class A shares made pursuant to (1) and (2) above may be subject to the Class A CDSC of the Former Connecticut Mutual Funds described above.

         Additionally, Class A shares of the Fund may be purchased without a sales charge by any holder of a variable annuity contract issued in New York State by Connecticut Mutual Life Insurance Company through the Panorama Separate Account which is beyond the applicable surrender charge period and which was used to fund a qualified plan, if that holder exchanges the variable annuity contract proceeds to buy Class A shares of the Fund.

Class A and Class B Contingent Deferred Sales Charge Waivers

In addition to the waivers set forth in the Prospectus and in this Appendix, above, the contingent deferred sales charge will be waived for redemptions of Class A and Class B shares of the Fund and exchanges of Class A or Class B shares of the Fund into Class A or Class B shares of a Former Connecticut Mutual Fund provided that the Class A or Class B shares of the Fund to be redeemed or exchanged were (i) acquired prior to March 18, 1996 or (ii) were acquired by exchange from an Oppenheimer Fund that was a Former Connecticut Mutual Fund. Additionally, the shares of such Former Connecticut Mutual Fund must have been purchased prior to March 18, 1996:
(1)      by the estate of a deceased shareholder;
(2) upon the disability of a shareholder, as defined in Section 72(m)(7) of the Internal Revenue Code;
(3) for retirement distributions (or loans) to participants or beneficiaries from retirement plans qualified under Sections 401(a) or 403(b)(7)of the Code, or from IRAs, deferred compensation plans created under Section 457 of the Code, or other employee benefit plans;

(4) as tax-free returns of excess contributions to such retirement or employee benefit plans;
(5) in whole or in part, in connection with shares sold to any state, county, or city, or any instrumentality, department, authority, or agency thereof, that is prohibited by applicable investment laws from paying a sales charge or commission in connection with the purchase of shares of any registered investment management company;
(6) in connection with the redemption of shares of the Fund due to a combination with another investment company by virtue of a merger, acquisition or similar reorganization transaction;
(7) in connection with the Fund's right to involuntarily redeem or liquidate the Fund;
(8) in connection with automatic redemptions of Class A shares and Class B shares in certain retirement plan accounts pursuant to an Automatic Withdrawal Plan but limited to no more than 12% of the original value annually; or

(9) as involuntary redemptions of shares by operation of law, or under procedures set forth in the Fund's Articles of Incorporation, or as adopted by the Board of Directors of the Fund.


--------------------------------------------------------------------------------
Special Reduced Sales Charge for Former Shareholders of Advance America Funds, Inc.
--------------------------------------------------------------------------------

Shareholders of Oppenheimer Municipal Fund, Oppenheimer U. S. Government Trust, Oppenheimer Strategic Income Fund and Oppenheimer Equity Income Fund who
acquired (and still hold) shares of those funds as a result of the reorganization of series of Advance America Funds, Inc. into those Oppenheimer funds on October 18, 1991, and who held shares of Advance America Funds, Inc. on March 30, 1990, may purchase Class A shares of those four Oppenheimer funds at a maximum sales charge rate of 4.50%

--------------------------------------------------------------------------------

Oppenheimer Equity Income Fund
--------------------------------------------------------------------------------

Internet Web Site:
         www.oppenheimerfunds.com

Investment Adviser
         OppenheimerFunds, Inc.
         Two World Trade Center
         New York, New York 10048-0203

Distributor
         OppenheimerFunds Distributor, Inc.
         Two World Trade Center
         New York, New York 10048-0203

Transfer Agent
         OppenheimerFunds Services
         P.O. Box 5270
         Denver, Colorado 80217-5270
         1-800-525-7048

Custodian Bank
         The Bank of New York
         One Wall Street
         New York, New York 10015

Independent Auditors
         Deloitte & Touche LLP
         555 Seventeenth Street, Suite 3600
         Denver, Colorado 80202-3942

Legal Counsel
         Myer, Swanson, Adams & Wolf, P.C.
         1600 Broadway
         Denver, Colorado 80202

67890


PX300.1298

                         OPPENHEIMER EQUITY INCOME FUND

                                    FORM N-1A

                                     PART C

                                OTHER INFORMATION


Item 23.  Exhibits

(a) Amended and Restated  Declaration of Trust dated August 4, 1995:  Previously
filed  with   Post-Effective   Amendment  No.  43,   8/31/95,   to  Registrant's
Registration Statement, and incorporated herein by reference.

(b) Amended By-Laws dated June 26, 1990: Filed with Post Effective Amendment No. 36, 11/1/91, to Registrant's Registration Statement, and refiled with Post-Effective Amendment No. 42, 10/28/94, pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

(c) (i) Specimen Class A Share Certificate: Previously filed with Post-Effective amendment No. 46, to Registrant's Registration Statement dated 10/24/96 and incorporated herein by reference.

     (ii)   Specimen   Class  B  Share   Certificate:   Previously   filed  with
     Post-Effective amendment No. 46, to Registrant's Registration Statement dated 10/24/96 and incorporated herein by reference.

     (iii)  Specimen   Class  C  Share   Certificate:   Previously   filed  with
     Post-Effective amendment No. 46, to Registrant's Registration Statement dated 10/24/96 and incorporated herein by reference.


(d)  Investment  Advisory  Agreement,  dated  4/16/98.   Previously  filed  with
Registrant's Post-Effective amendment No. 50, 10/23/98, and incorporated herein by reference.


(e)  (i)   General   Distributor's   Agreement   dated   10/13/92:   Filed  with
Post-Effective Amendment No. 42, 10/28/94, and incorporated herein by reference.

     (ii) Form of Dealer Agreement of OppenheimerFunds Distributor, Inc.: Filed with Post-Effective Amendment No. 14 of Oppenheimer Main Street Funds, Inc. (Reg. No. 33-17850), 9/30/94, and incorporated herein by reference.

     (iii) Form of OppenheimerFunds Distributor, Inc. Broker Agreement: Filed with Post-Effective Amendment No. 14 of Oppenheimer Main Street Funds, Inc. (Reg. No. 33-17850), 9/30/94, and incorporated herein by reference.

     (iv) Form of OppenheimerFunds Distributor, Inc. Agency Agreement: Filed with Post-Effective Amendment No. 14 of Oppenheimer Main Street Funds, Inc. (Reg. No. 33-17850), 9/30/94, and incorporated herein by reference.


(f) Form of Deferred Compensation Plan for Disinterested Trustees/Directors:
Filed with Post-Effective Amendment No. 40 to the Registration Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076), 10/27/98, and incorporated herein by reference.


(g) Custody Agreement dated October 6, 1992: Filed with Post-Effective Amendment No. 37, to Registrant's Registration Statement dated 10/28/92, and refiled with Post-Effective Amendment No. 42, 10/28/94, pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

(h)      Not applicable.

(i) Opinion and Consent of Counsel dated 9/30/70: Filed with Registrant's Initial Registration Statement and refiled with Post Effective amendment No. 42, 10/28/94, pursuant to Item 102 of Regulation S-T.


(j)      Independent Auditors Consent:  Filed herewith.


(k)      Not applicable.

(l)      Not applicable.

(m) (i) Service Plan and Agreement for Class A shares under Rule 12b-1 of the Investment Company Act dated June 22, 1993: Filed with Post-Effective Amendment No. 38 to Registrant's Registration Statement, 8/3/93, and incorporated herein by reference.


     (ii) Amended and Restated Distribution and Service Plan and Agreement for Class B shares under Rule 12b-1 of the Investment Company Act dated July 16, 1997: Previously filed with Registrant's Post-Effective Amendment No. 49, 12/16/97, and incorporated herein by reference.

     (iii) Amended and Restated Distribution and Service Plan and Agreement for Class C shares under Rule 12b-1 of the Investment Company Act dated July 16, 1997: Previously filed with Registrant's Post-Effective Amendment No. 49, 12/16/97, and incorporated herein by reference.

(n) (i) Financial Data Schedule for Class A Shares: Filed herewith.

     (ii) Financial Data Schedule for Class B Shares: Filed herewith.

     (iii) Financial Data Schedule for Class C Shares: Filed herewith.


(o)  Oppenheimer  Funds  Multiple  Class Plan under Rule 18f-3  updated  through
8/25/98: Previously filed with Post-Effective Amendment No. 70 to the Registration Statement of Oppenheimer Global Fund (Reg. No. 2-31661), 9/14/98, and incorporated herein by reference.


-- Powers of Attorney (including Certified Board resolutions): For all Trustees, except Bridget A. Macaskill, Sam Freedman and George C. Bowen, filed with Registrant's Post-Effective Amendment No. 42, 10/28/94, and incorporated herein by reference. For Bridget A. Macaskill and Sam Freedman filed with Registrant's Post-Effective amendment No. 46, 10/24/96. For George C. Bowen, filed with Registrant's Post-Effective amendment No. 50, 10/23/98, and incorporated herein by reference.


Item 24.  Persons Controlled by or Under Common Control with the Fund

None.

Item 25.  Indemnification

         Reference is made to the provisions of Article Seventh of Registrant's Amended and Restated Declaration of Trust filed as Exhibit 23(a) to this Registration Statement, and incorporated herein by reference.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.


Item 26.  Business and Other Connections of the Investment Adviser


(a) OppenheimerFunds, Inc. is the investment adviser of the Registrant; it and certain subsidiaries and affiliates act in the same capacity to other registered investment companies as described in Parts A and B hereof and listed in Item 26(b) below.


(b) There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of OppenheimerFunds, Inc. is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.


            Name and Current Position Other Business and Connections
with OppenheimerFunds, Inc.                          During the Past Two Years

Charles E. Albers,
Senior                                               Vice  President  An officer
                                                     and/or portfolio manager of
                                                     certain  Oppenheimer  funds
                                                     (since   April   1998);   a
                                                     Chartered         Financial
                                                     Analyst;  formerly,  a Vice
                                                     President   and   portfolio
                                                     manager    for     Guardian
                                                     Investor   Services,    the
                                                     investment       management
                                                     subsidiary  of The Guardian
                                                     Life Insurance Company
                                  (since 1972).

Edward Amberger,
Assistant                                            Vice   President   Formerly
                                                     Assistant  Vice  President,
                                                     Securities    Analyst   for
                                                     Morgan  Stanley Dean Witter
                                                     (May  1997 -  April  1998);
                                                     and Research  Analyst (July
                                                     1996 - May 1997), Portfolio
                                                     Manager  (February  1992  -
                                                     July  1996) and  Department
                                                     Manager   (June   1988   to
                                                     February 1992) for The Bank
                                                     of New York.

Mark J.P. Anson,
Vice President                                       Vice  President of  Oppenheimer  Real Asset  Management,  Inc.
                                                     ("ORAMI");  formerly,  Vice President of Equity Derivatives at
                                                     Salomon Brothers, Inc.

Peter M. Antos,
Senior Vice President                                An officer  and/or  portfolio  manager of certain  Oppenheimer funds; a Chartered  Financial  Analyst;  Senior Vice President
                                                     of HarbourView Asset Management  Corporation  ("HarbourView");
                                                     prior  to  March,  1996 he was  the  senior  equity  portfolio manager for the Panorama  Series Fund,  Inc.  (the  "Company")
                                                     and other  mutual  funds and  pension  funds  managed  by G.R.
                                                     Phelps &  Co.  Inc.  ("G.R.  Phelps"),  the  Company's  former investment  adviser,  which was a  subsidiary  of  Connecticut
                                                     Mutual Life Insurance  Company;  he was also  responsible  for
                                                     managing  the  common  stock   department   and  common  stock
                                                     investments of Connecticut Mutual Life Insurance Co.

Lawrence Apolito,
Vice President                                       None.

Victor Babin,
Senior Vice President                                None.

Bruce Bartlett,
Vice                                                 President An officer and/or
                                                     portfolio     manager    of
                                                     certain  Oppenheimer funds.
                                                     Formerly,  a Vice President
                                                     and    Senior     Portfolio
                                                     Manager at First of America
                                                     Investment Corp.

George Batejan,
Executive Vice President,
Chief Information Officer                            Formerly Senior Vice President,  Group  Executive,  and Senior
                                                     Systems  Officer for  American  International  Group  (October
                                                     1994 - May, 1998).

John R. Blomfield,
Vice                                                 President  Formerly  Senior
                                                     Product Manager  (November,
                                                     1995  -  August,  1997)  of
                                                     International   Home  Foods
                                                     and American  Home Products
                                                     (March,   1994  -  October,
                                                     1996).
Kathleen Beichert,
Vice President                                       None.

Rajeev Bhaman,
Vice                                                 President  Formerly,   Vice
                                                     President  (January  1992 -
                                                     February,  1996)  of  Asian
                                                     Equities  for  Barclays  de
                                                     Zoete Wedd, Inc.

Robert J. Bishop,
Vice                                                 President Vice President of
                                                     Mutual   Fund    Accounting
                                                     (since   May   1996);    an
                                                     officer       of      other
                                                     Oppenheimer          funds;
                                                     formerly, an Assistant Vice
                                                     President   of   OFI/Mutual
                                                     Fund   Accounting    (April
                                                     1994-May 1996),  and a Fund
                                                     Controller for OFI.

George C. Bowen,
Senior Vice President, Treasurer
and Director                                         Vice  President  (since June 1983) and Treasurer  (since March
                                                     1985)   of    OppenheimerFunds    Distributor,    Inc.    (the
                                                     "Distributor");   Vice  President  (since  October  1989)  and
                                                     Treasurer  (since  April  1986) of  HarbourView;  Senior  Vice
                                                     President   (since  February  1992),   Treasurer  (since  July
                                                     1991)and  a  director  (since  December  1991) of  Centennial;
                                                     President,  Treasurer  and a director  of  Centennial  Capital
                                                     Corporation  (since June 1989);  Vice  President and Treasurer
                                                     (since  August  1978)  and  Secretary  (since  April  1981) of
                                                     Shareholder   Services,    Inc.   ("SSI");   Vice   President,
                                                     Treasurer and  Secretary of  Shareholder  Financial  Services,
                                                     Inc.  ("SFSI") (since November 1989);  Assistant  Treasurer of
                                                     Oppenheimer  Acquisition  Corp.  ("OAC") (since March,  1998);
                                                     Treasurer of Oppenheimer  Partnership  Holdings,  Inc.  (since
                                                     November   1989);   Vice  President  and  Treasurer  of  ORAMI
                                                     (since July 1996);  an officer of other Oppenheimer funds.

Scott Brooks,
Vice President                                       None.

Susan Burton,
Vice President                                       None.

Adele Campbell,
Assistant Vice President & Assistant
Treasurer: Rochester Division                        Formerly,   Assistant   Vice   President  of  Rochester   Fund
                                 Services, Inc.

Michael Carbuto,
Vice                                                 President An officer and/or
                                                     portfolio     manager    of
                                                     certain  Oppenheimer funds;
                                                     Vice      President      of
                                                     Centennial.

John Cardillo,
Assistant Vice President                             None.

Erin Cawley,
Assistant Vice President                             None.

H.D. Digby Clements,
Assistant Vice President:
Rochester Division                                   None.

O. Leonard Darling,
Executive Vice President                             Trustee (1993 - present) of Awhtolia College - Greece.

William DeJianne,                                    None.
Assistant Vice President

Robert A. Densen,
Senior Vice President                                None.

Sheri Devereux,
Assistant Vice President                             None.

Craig P. Dinsell
Executive                                            Vice  President   Formerly,
                                                     Senior  Vice  President  of
                                                     Human     Resources     for
                                                     Fidelity Investments-Retail
                                                     Division  (January,  1995 -
                                                     January,   1996),  Fidelity
                                                     Investments     FMR     Co.
                                                     (January,   1996  -   June,
                                                     1997)     and      Fidelity
                                                     Investments   FTPG   (June,
                                                     1997 - January, 1998).

Robert Doll, Jr.,
Executive                                            Vice  President  & Director
                                                     An officer and/or portfolio
                                                     manager      of     certain
                                                     Oppenheimer funds.

John Doney,
Vice                                                 President An officer and/or
                                                     portfolio     manager    of
                                                     certain Oppenheimer funds.

Andrew J. Donohue,
Executive Vice President,
General Counsel and Director                         Executive  Vice  President   (since  September  1993),  and  a
                                                     director  (since January 1992) of the  Distributor;  Executive
                                                     Vice   President,   General   Counsel   and  a   director   of
                                                     HarbourView,  SSI, SFSI and Oppenheimer  Partnership Holdings,
                                                     Inc.  since  (September  1995);  President  and a director  of
                                                     Centennial  (since September  1995);  President and a director of  ORAMI  (since  July  1996);  General  Counsel  (since  May
                                                     1996)  and   Secretary   (since  April  1997)  of  OAC;   Vice
                                                     President  and  Director  of  OppenheimerFunds  International,
                                                     Ltd.  ("OFIL")  and  Oppenheimer  Millennium  Funds plc (since
                                                     October 1997);  an officer of other Oppenheimer funds.

Patrick Dougherty,                                   None.
Assistant Vice President

Bruce Dunbar,                                        None.
Vice President

Eric Edstrom,

Vice                                                 President    Formerly    an
                                                     Assistant   Vice  President
                                                     and    National     Account
                                                     Executive  (February 1996 -
                                                     August   1998)   for   MBNA
                                                     America.


George Evans,
Vice                                                 President An officer and/or
                                                     portfolio     manager    of
                                                     certain Oppenheimer funds.

Edward Everett,
Assistant Vice President                             None.

Scott Farrar,
Vice                                                 President         Assistant
                                                     Treasurer  of   Oppenheimer
                                                     Millennium Funds plc (since
                                                     October  1997);  an officer
                                                     of other Oppenheimer funds;
                                                     formerly, an Assistant Vice
                                                     President   of   OFI/Mutual
                                                     Fund   Accounting    (April
                                                     1994-May 1996),  and a Fund
                                                     Controller for OFI.

Leslie A. Falconio,
Assistant Vice President                             None.

Katherine P. Feld,
Vice                                                 President   and   Secretary
                                                     Vice      President     and
                                                     Secretary       of      the
                                                     Distributor;  Secretary  of
                                                     HarbourView,            and
                                                     Centennial; Secretary, Vice
                                                     President  and  Director of
                                                     Centennial          Capital
                                                     Corporation; Vice President
                                                     and Secretary of ORAMI.

Ronald H. Fielding,
Senior Vice President; Chairman:
Rochester Division                                   An  officer,  Director  and/or  portfolio  manager  of certain
                                                     Oppenheimer  funds;  Presently  he holds the  following  other positions:  Director  (since  1995)  of ICI  Mutual  Insurance
                                                     Company;   Governor   (since  1994)  of  St.  John's  College;
                                                     Director  (since  1994 - present) of  International  Museum of
                                                     Photography  at George Eastman  House.  Formerly,  he held the following  positions:  formerly,  Chairman  of the  Board  and
                                                     Director  of  Rochester  Fund   Distributors,   Inc.  ("RFD");
                                                     President and Director of Fielding  Management  Company,  Inc.
                                                     ("FMC");   President   and  Director  of   Rochester   Capital
                                                     Advisors,   Inc.  ("RCAI");   Managing  Partner  of  Rochester
                                                     Capital  Advisors,  L.P.,  President and Director of Rochester
                                                     Fund  Services,  Inc.  ("RFS");   President  and  Director  of
                                                     Rochester Tax Managed Fund,  Inc.;  Director  (1993 - 1997) of
                                                     VehiCare Corp.; Director (1993 - 1996) of VoiceMode.

John Fortuna,
Vice President                                       None.

Patricia Foster,
Vice                                                 President   Formerly,   she
                                                     held     the      following
                                                     positions:  An  officer  of
                                                     certain  former   Rochester
                                                     funds (May, 1993 - January,
                                                     1996);     Secretary     of
                                                     Rochester Capital Advisors,
                                                     Inc.  and  General  Counsel
                                                     (June, 1993 - January 1996)
                                                     of    Rochester     Capital
                                                     Advisors, L.P.

Jennifer Foxson,
Vice President                                       None.

Erin Gardiner,
Assistant Vice President                             None.

Linda Gardner,
Vice President                                       None.

Alan Gilston,
Vice President                                       Formerly,  Vice  President  (1987-1997)  for Schroder  Capital
                                                     Management International.

Jill Glazerman,
Assistant Vice President                             None.

Robyn Goldstein-Liebler
Assistant Vice President                             None.

Mikhail Goldverg
Assistant Vice President                             None.

Jeremy Griffiths,
Executive Vice President and
Chief                                                Financial   Officer   Chief
                                                     Financial    Officer    and
                                                     Treasurer   (since   March,
                                                     1998)    of     Oppenheimer
                                                     Acquisition Corp.; a Member
                                                     and Fellow of the Institute
                                                     of  Chartered  Accountants;
                                                     formerly, an accountant for
                                                     Arthur    Young    (London,
                                                     U.K.).

Robert Grill,
Senior                                               Vice  President   Formerly,
                                                     Marketing   Vice  President
                                                     for Bankers  Trust  Company
                                                     (1993-1996);       Steering
                                                     Committee           Member,
                                                     Subcommittee  Chairman  for
                                                     American Savings  Education
                                                     Council (1995-1996).

Caryn Halbrecht,
Vice                                                 President An officer and/or
                                                     portfolio     manager    of
                                                     certain Oppenheimer funds.

Elaine T. Hamann,
Vice President                                       Formerly,  Vice President  (September,  1989 - January,  1997)
                                                     of Bankers Trust Company.

Robert Haley
Assistant                                            Vice  President   Formerly,
                                                     Vice      President      of
                                                     Information   Services  for
                                                     Bankers    Trust    Company
                                                     (January,  1991 - November,
                                                     1997).

Thomas B. Hayes,
Vice President                                       None.

Barbara Hennigar,
Executive Vice President and
Chief Executive Officer of
OppenheimerFunds Services,
a division of the Manager                            President   and   Director  of  SFSI;   President   and  Chief
                                                     executive Officer of SSI.

Dorothy Hirshman,                                    None.
Assistant Vice President

Merryl Hoffman,
Vice President                                       None.

Nicholas Horsley,
Vice President                                       Formerly,  a Senior Vice  President and Portfolio  Manager for
                                                     Warburg, Pincus Counsellors,  Inc. (1993-1997),  Co-manager of
                                                     Warburg,   Pincus  Emerging  Markets  Fund  (12/94  -  10/97),
                                                     Co-manager  Warburg,  Pincus  Institutional  Emerging  Markets
                                                     Fund -  Emerging  Markets  Portfolio  (8/96 - 10/97),  Warburg
                                                     Pincus  Japan  OTC  Fund,   Associate   Portfolio  Manager  of
                                                     Warburg  Pincus  International  Equity  Fund,  Warburg  Pincus
                                                     Institutional  Fund  -  Intermediate  Equity  Portfolio,   and
                                                     Warburg Pincus EAFE Fund.

Scott T. Huebl,
Assistant Vice President                             None.

Richard Hymes,
Vice President                                       None.

Jane Ingalls,
Vice President                                       None.

Kathleen T. Ives,
Vice President                                       None.

Frank Jennings,
Vice                                                 President An officer and/or
                                                     portfolio     manager    of
                                                     certain Oppenheimer funds.

Thomas W. Keffer,
Senior Vice President                                None.

Avram Kornberg,
Vice President                                       None.

John Kowalik,
Senior                                               Vice  President  An officer
                                                     and/or  portfolio   manager
                                                     for                 certain
                                                     OppenheimerFunds; formerly,
                                                     Managing    Director    and
                                                     Senior Portfolio Manager at
                                                     Prudential  Global Advisors
                                                     (1989 -
                                                     1998).

Joseph Krist,
Assistant Vice President                             None.



Michael Levine,
Assistant Vice President                             None.

Shanquan Li,
Vice President                                       None.

Stephen F. Libera,
Vice President                                       An officer and/or  portfolio  manager for certain  Oppenheimer funds;  a Chartered  Financial  Analyst;  a Vice  President of
                                                     HarbourView;  prior to March 1996,  the senior bond  portfolio manager for  Panorama  Series Fund Inc.,  other  mutual  funds
                                                     and   pension   accounts   managed   by  G.R.   Phelps;   also
                                                     responsible  for managing the public  fixed-income  securities department at Connecticut Mutual Life Insurance Co.

Mitchell J. Lindauer,
Vice President                                       None.

Dan Loughran,
Assistant Vice President:

Rochester Division                                   None.


David Mabry,
Assistant Vice President                             None.

Steve Macchia,
Assistant Vice President                             None.

Bridget Macaskill,
President, Chief Executive Officer
and Director                                         Chief  Executive  Officer (since  September  1995);  President and director  (since June 1991) of  HarbourView;  Chairman and a director of SSI (since  August  1994),  and SFSI  (September
                                                     1995);   President  (since  September  1995)  and  a  director
                                                     (since  October  1990)  of  OAC;  President  (since  September
                                                     1995) and a  director  (since  November  1989) of  Oppenheimer
                                                     Partnership  Holdings,  Inc., a holding company  subsidiary of
                                                     OFI; a director of ORAMI (since July 1996) ;  President  and a director  (since  October  1997) of  OFIL,  an  offshore  fund manager  subsidiary of OFI and  Oppenheimer  Millennium  Funds plc (since  October  1997);  President and a director of other
                                                     Oppenheimer  funds;  a director of  Hillsdown  Holdings plc (a
                                                     U.K. food company);  formerly,  an Executive Vice President of
                                                     OFI.

Wesley Mayer,
Vice President                                       Formerly,  Vice  President  (January,  1995 - June,  1996)  of
                                                     Manufacturers Life Insurance Company.

Loretta McCarthy,
Executive Vice President                             None.

Kelley A. McCarthy-Kane
Assistant                                            Vice  President   Formerly,
                                                     Product Manager,  Assistant
                                                     Vice President  (June 1995-
                                                     October,  1997) of  Merrill
                                                     Lynch   Pierce   Fenner   &
                                                     Smith.

Beth Michnowski,
Assistant Vice President                             Formerly  Senior  Marketing  Manager May,  1996 - June,  1997)
                                                     and Director of Product Marketing  (August,  1992 - May, 1996)
                                                     with Fidelity Investments.

Lisa Migan,
Assistant Vice President                             None.



Denis R. Molleur,
Vice President                                       None.

Nikolaos Monoyios,
Vice                                                 President A Vice  President
                                                     and/or portfolio manager of
                                                     certain  Oppenheimer  funds
                                                     (since   April   1998);   a
                                                     Certified         Financial
                                                     Analyst;  formerly,  a Vice
                                                     President   and   portfolio
                                                     manager    for     Guardian
                                                     Investor   Services,    the
                                                     management   subsidiary  of
                                                     The Guardian Life Insurance
                                                     Company (since 1979).

Linda Moore,
Vice President                                       Formerly,  Marketing  Manager  (July  1995-November  1996) for
                                                     Chase Investment Services Corp.

Kenneth Nadler,
Vice President                                       None.


David Negri,
Senior                                               Vice  President  An officer
                                                     and/or portfolio manager of
                                                     certain Oppenheimer funds.

Barbara Niederbrach,
Assistant Vice President                             None.

Robert A. Nowaczyk,
Vice President                                       None.

Ray Olson,
Assistant Vice President                             None.

Richard M. O'Shaugnessy,
Assistant Vice President:
Rochester Division                                   None.

Gina M. Palmieri,
Assistant Vice President                             None.

Robert E. Patterson,
Senior                                               Vice  President  An officer
                                                     and/or portfolio manager of
                                                     certain Oppenheimer funds.

James Phillips
Assistant Vice President                             None.

Jane Putnam,
Vice                                                 President An officer and/or
                                                     portfolio     manager    of
                                                     certain Oppenheimer funds.

Michael Quinn,
Assistant Vice President                             Formerly,  Assistant  Vice President  (April,  1995 - January,
                                                     1998) of Van Kampen American Capital.

Russell Read,
Senior Vice President                                Vice  President of  Oppenheimer  Real Asset  Management,  Inc.
                                                     (since March, 1995).

Thomas Reedy,
Vice                                                 President An officer and/or
                                                     portfolio     manager    of
                                                     certain  Oppenheimer funds;
                                                     formerly,    a   Securities
                                                     Analyst for the Manager.

John Reinhardt,
Vice President: Rochester Division                   None
Ruxandra Risko,
Vice President                                       None.

Michael S. Rosen,
Vice                                                 President An officer and/or
                                                     portfolio     manager    of
                                                     certain Oppenheimer funds.

Richard H. Rubinstein,
Senior                                               Vice  President  An officer
                                                     and/or portfolio manager of
                                                     certain Oppenheimer funds.

Lawrence Rudnick,
Assistant Vice President                             None.

James Ruff,
Executive Vice President & Director                  None.

Valerie Sanders,
Vice President                                       None.

Ellen Schoenfeld,
Assistant Vice President                             None.

Stephanie Seminara,
Vice President                                       None.

Michelle Simone,
Assistant Vice President                             None.

Richard Soper,
Vice President                                       None.

Stuart J. Speckman
Vice President                                       Formerly,   Vice   President  and  Wholesaler  for  Prudential
                                                     Securities (December, 1990 - July, 1997).
Nancy Sperte,
Executive Vice President                             None.

Donald W. Spiro,
Chairman                                             Emeritus and Director  Vice
                                                     Chairman and Trustee of the
                                                     New York-based  Oppenheimer
                                                     Funds;  formerly,  Chairman
                                                     of  the   Manager  and  the
                                                     Distributor.

Richard A. Stein,
Vice President: Rochester Division                   Assistant  Vice  President  (since 1995) of Rochester  Capitol
                                 Advisors, L.P.

Arthur Steinmetz,
Senior                                               Vice  President  An officer
                                                     and/or portfolio manager of
                                                     certain Oppenheimer funds.

Ralph Stellmacher,
Senior                                               Vice  President  An officer
                                                     and/or portfolio manager of
                                                     certain Oppenheimer funds.

John Stoma,
Senior Vice President, Director
of Retirement Plans                                  None.

Michael C. Strathearn,
Vice                                                 President An officer and/or
                                                     portfolio     manager    of
                                                     certain  Oppenheimer funds;
                                                     a    Chartered    Financial
                                                     Analyst;  a Vice  President
                                                     of HarbourView.

James C. Swain,
Vice                                                 Chairman   of   the   Board
                                                     Chairman,  CEO and Trustee,
                                                     Director     or    Managing
                                                     Partner of the Denver-based
                                                     Oppenheimer          Funds;
                                                     formerly,   President   and
                                                     Director of OAMC,  CAMC and
                                                     Chairman  of the  Board  of
                                                     SSI.

Susan Switzer,
Assistant Vice President

Anthony A. Tanner,
Vice President:  Rochester Division

James Tobin,
Vice President                                       None.

Susan Torrisi,
Assistant Vice President                             None.

Jay Tracey,
Vice                                                 President An officer and/or
                                                     portfolio     manager    of
                                                     certain Oppenheimer funds.

James Turner,
Assistant Vice President                             None.

Maureen VanNorstrand,
Assistant Vice President                             None.

Ashwin Vasan,
Vice                                                 President An officer and/or
                                                     portfolio     manager    of
                                                     certain Oppenheimer funds.

Teresa Ward,
Assistant Vice President                             None.

Jerry Webman,
Senior Vice President                                Director   of   New   York-based   tax-exempt   fixed   income
                                                     Oppenheimer funds.

Christine Wells,
Vice President                                       None.

Joseph Welsh,
Assistant Vice President                             None.

Kenneth B. White,
Vice                                                 President An officer and/or
                                                     portfolio     manager    of
                                                     certain  Oppenheimer funds;
                                                     a    Chartered    Financial
                                                     Analyst; Vice President of
                                  HarbourView.

William L. Wilby,
Senior                                               Vice  President  An officer
                                                     and/or portfolio manager of
                                                     certain  Oppenheimer funds;
                                                     Vice      President      of
                                                     HarbourView.

Carol Wolf,
Vice President                      An officer and/or portfolio  manager of certain  Oppenheimer  funds; Vice
                                                     President of  Centennial;  Vice  President,  Finance and
                                                     Accounting;  Point of  Contact:  Finance  Supporters  of
                                                     Children;  Member of the Oncology  Advisory Board of the
                                                     Childrens Hospital.

Caleb Wong,
Assistant Vice President                             None.

Robert G. Zack,
Senior Vice President and
Assistant Secretary, Associate
General                                              Counsel Assistant Secretary
                                                     of SSI  (since  May  1985),
                                                     SFSI (since November 1989),
                                                     OFIL     (since      1998),
                                                     Oppenheimer      Millennium
                                                     Funds  plc  (since  October
                                                     1997);  an officer of other
                                                     Oppenheimer funds.

Jill Zachman,
Assistant Vice President:
Rochester Division                                   None.

Arthur J. Zimmer,
Senior                                               Vice  President  An officer
                                                     and/or portfolio manager of
                                                     certain  Oppenheimer funds;
                                                     Vice      President      of
                                                     Centennial.

The Oppenheimer Funds include the New York-based Oppenheimer Funds, the Denver-based Oppenheimer Funds and the Oppenheimer/Quest Rochester Funds, as set forth below:

New York-based Oppenheimer Funds


Oppenheimer  California  Municipal Fund
Oppenheimer  Capital  Appreciation  Fund
Oppenheimer  Developing  Markets Fund
Oppenheimer  Discovery  Fund
Oppenheimer Enterprise Fund Oppenheimer  Global Fund
Oppenheimer Global Growth & Income Fund
Oppenheimer  Gold & Special  Minerals Fund
Oppenheimer  Growth Fund
Oppenheimer International   Growth  Fund
Oppenheimer   International   Small  Company  Fund
Oppenheimer   Large  Cap  Growth  Fund
Oppenheimer   Money  Market  Fund,  Inc.
Oppenheimer  Multi-Sector Income Trust
Oppenheimer  Multi-State  Municipal Trust
Oppenheimer Multiple Strategies Fund
Oppenheimer Municipal Bond Fund
Oppenheimer New  York  Municipal  Fund
Oppenheimer  Series  Fund,  Inc.
Oppenheimer  U.S.Government Trust
Oppenheimer World Bond Fund


Quest/Rochester Funds

Limited Term New York Municipal Fund
Oppenheimer Convertible Securities Fund
Oppenheimer MidCap Fund
Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Quest For Value Funds
Oppenheimer Quest Global Value Fund, Inc.
Oppenheimer Quest Value Fund, Inc.
Rochester Fund Municipals

Denver-based Oppenheimer Funds

Centennial America Fund, L.P.
Centennial  California Tax Exempt Trust
Centennial Government  Trust
Centennial  Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust
Oppenheimer Cash Reserves
Oppenheimer Champion Income  Fund
Oppenheimer   Equity  Income  Fund
Oppenheimer  High  Yield  Fund
Oppenheimer  Integrity Funds
Oppenheimer  International  Bond Fund
Oppenheimer Limited-Term  Government Fund
Oppenheimer Main Street Funds,  Inc.
Oppenheimer Municipal Fund
Oppenheimer  Real Asset Fund
Oppenheimer  Strategic Income Fund
Oppenheimer Total Return Fund, Inc.
Oppenheimer Variable Account Funds
Panorama Series Fund, Inc.
The New York Tax-Exempt Income Fund, Inc.

The address of OppenheimerFunds, Inc., the New York-based Oppenheimer Funds, the Quest Funds, OppenheimerFunds Distributor, Inc., HarbourView Asset Management Corp., Oppenheimer Partnership Holdings, Inc., and Oppenheimer Acquisition Corp. is Two World Trade Center, New York, New York 10048-0203.

The address of the Denver-based Oppenheimer Funds, Shareholder Financial Services, Inc., Shareholder Services, Inc., OppenheimerFunds Services,
Centennial Asset Management Corporation, Centennial Capital Corp., and Oppenheimer Real Asset Management, Inc. is 6803 South Tucson Way, Englewood, Colorado 80112.

The address of the Rochester-based funds is 350 Linden Oaks, Rochester, New York 14625-2807.

Item 27.  Principal Underwriter

(a) OppenheimerFunds Distributor, Inc. is the Distributor of the Registrant's shares. It is also the Distributor of each of the other registered open-end investment companies for which OppenheimerFunds, Inc. is the investment adviser, as described in Part A and B of this Registration Statement and listed in Item 26(b) above.

(b)      The directors and officers of the Registrant's principal underwriter are:

Name & Principal                          Positions & Offices                       Positions & Offices
Business Address                          with Underwriter                          with Registrant

Jason Bach                                Vice President                            None
31 Racquel Drive
Marietta, GA 30364

Peter Beebe                               Vice President                            None
876 Foxdale Avenue
Winnetka, IL  60093

Douglas S. Blankenship                    Vice President                            None
17011 Woodbank
Spring, TX  77379

George C. Bowen(1)                        Vice President and                        Vice President and
                                          Treasurer                                 Treasurer of the
                                                                                    Oppenheimer funds.

Peter W. Brennan                          Vice President                            None
1940 Cotswold Drive
Orlando, FL 32825

Robert Coli                               Vice President                            None
12 White Tail Lane
Bedminster, NJ 07921

Ronald T. Collins                         Vice President                            None
710-3 E. Ponce de Leon Ave.
Decatur, GA  30030

William Coughlin                          Vice President                            None
542 West Surf - #2N
Chicago, IL  60657

Mary Crooks(1)

Daniel Deckman                            Vice President                            None
12252 Rockledge Circle
Boca Raton, FL 33428

Christopher DeSimone                      Vice President                            None
5105 Aldrich Avenue South
Minneapolis, MN 55403

Rhonda Dixon-Gunner(1)                    Assistant Vice President                  None

Andrew John Donohue(2)                    Executive Vice                            Secretary of the
                                          President & Director                      Oppenheimer funds.
                                          And General Counsel

John Donovan                              Vice President                            None
868 Washington Road
Woodbury, CT  06798

Kenneth Dorris                            Vice President                            None
4104 Harlanwood Drive
Fort Worth, TX 76109

Wendy H. Ehrlich                          Vice President                            None
4 Craig Street
Jericho, NY 11753

Kent Elwell                               Vice President                            None
35 Crown Terrace
Yardley, PA  19067

Todd Ermenio                              Vice President                            None
11011 South Darlington
Tulsa, OK  74137

John Ewalt                                Vice President                            None
2301 Overview Dr. NE
Tacoma, WA 98422

George Fahey                              Vice President                            None
412 Commons Way
Doylestown, PA 18901

Patrice Falagrady(1)                      Senior Vice President                     None

Eric Fallon                               Vice President                            None
10 Worth Circle
Newton, MA  02158

Katherine P. Feld(2)                      Vice President                            None
& Secretary

Mark Ferro                                Vice President                            None
43 Market Street
Breezy Point, NY 11697

Ronald H. Fielding(3)                     Vice President                            None

Ronald R. Foster                          Senior Vice President                     None
11339 Avant Lane
Cincinnati, OH 45249

Patricia Gadecki-Wells                    Vice President                            None
950 First St., S.
Suite 204
Winter Haven, FL  33880

Luiggino Galleto                          Vice President                            None
10239 Rougemont Lane
Charlotte, NC 28277

Michelle Gans                             Vice President                            None
8327 Kimball Drive
Eden Prairie, MN  55347

L. Daniel Garrity                         Vice President                            None
2120 Brookhaven View, N.E.
Atlanta, GA 30319

Mark Giles                                Vice President                            None
5506 Bryn Mawr
Dallas, TX 75209

Ralph Grant(2)                            Vice President/National                   None
Sales Manager

Michael Guman                             Vice President                            None
3913 Pleasent Avenue
Allentown, PA 18103

Allen Hamilton                            Vice President                            None
5 Giovanni
Aliso Viejo, CA  92656

C. Webb Heidinger                         Vice President                            None
138 Gales Street
Portsmouth, NH  03801

Byron Ingram(1)                           Assistant Vice President                  None

Kathleen T. Ives(1)                       Vice President                            None

Eric K. Johnson                           Vice President                            None
3665 Clay Street
San Francisco, CA 94118

Mark D. Johnson                           Vice President                            None
409 Sundowner Ridge Court
Wildwood, MO  63011

Elyse Jurman                              Vice President                            None
1194 Hillsboro Mile, #51
Hillsboro Beach, FL  33062

Michael Keogh(2)                          Vice President                            None

Brian Kelly                               Vice President                            None
60 Larkspur Road
Fairfield, CT  06430

John Kennedy                              Vice President                            None
799 Paine Drive
Westchester, PA  19382

Richard Klein                             Vice President                            None
4820 Fremont Avenue So.
Minneapolis, MN 55409

Daniel Krause                             Vice President                            None
560 Beacon Hill Drive
Orange Village, OH  44022

Ilene Kutno(2)                            Vice President/                           None
                                          Director of Sales

Oren Lane                                 Vice President                            None
5286 Timber Bend Drive
Brighton, MI  48116

Todd Lawson                               Vice President                            None
3333 E. Bayaud Avenue
Unit 714
Denver, CO 80209

Wayne A. LeBlang                          Senior Vice President                     None
54511 Southern Hills
LaQuinta, CA  92253

Dawn Lind                                 Vice President                            None
7 Maize Court
Melville, NY 11747

James Loehle                              Vice President                            None
2714 Orchard Terrace
Linden, NJ  07036

Steve Manns                               Vice President                            None
1941 W. Wolfram Street
Chicago, IL  60657

Todd Marion                               Vice President                            None
39 Coleman Avenue
Chatham, N.J. 07928

Marie Masters                             Vice President                            None
8384 Glen Eagle Drive
Manlius, NY  13104

LuAnn Mascia(2)                           Assistant Vice President                  None

Theresa-Marie Maynier                     Vice President                            None
2421 Charlotte Drive
Charlotte, NC  28203

Anthony Mazzariello                       Vice President                            None
100 Anderson Street, #427
Pittsburgh, PA  15212

John McDonough                            Vice President                            None
3812 Leland Street
Chevey Chase, MD  20815

Wayne Meyer                               Vice President                            None
2617 Sun Meadow Drive
Chesterfield, MO  63005

Tanya Mrva(2)                             Assistant Vice President                  None

Laura Mulhall(2)                          Senior Vice President                     None

Charles Murray                            Vice President                            None
18 Spring Lake Drive
Far Hills, NJ 07931

Wendy Murray                              Vice President                            None
32 Carolin Road
Upper Montclair, NJ 07043

Denise-Marke Nakamura                     Vice President                            None
2870 White Ridge Place, #24
Thousand Oaks, CA  91362

Chad V. Noel                              Vice President                            None
2408 Eagleridge Dr.
Henderson, NV  89014

Joseph Norton                             Vice President                            None
2518 Fillmore Street
San Francisco, CA  94115

Kevin Parchinski                          Vice President                            None
8409 West 116th Terrace
Overland Park, KS 66210

Gayle Pereira                             Vice President                            None
2707 Via Arboleda
San Clemente, CA 92672

Charles K. Pettit                         Vice President                            None
22 Fall Meadow Dr.
Pittsford, NY  14534

Bill Presutti                             Vice President                            None
130 E. 63rd Street, #10E
New York, NY  10021

Steve Puckett                             Vice President                            None
5297 Soledad Mountain Road
San Diego, CA  92109

Elaine Puleo(2)                           Senior Vice President                     None

Minnie Ra                                 Vice President                            None
100 Delores Street, #203
Carmel, CA 93923

Dustin Raring                             Vice President                            None
378 Elm Street
Denver, CO 80220

Michael Raso                              Vice President                            None
16 N. Chatsworth Ave.
Apt. 301
Larchmont, NY  10538

John C. Reinhardt(3)                      Vice President                            None

Douglas Rentschler                        Vice President                            None
677 Middlesex Road
Grosse Pointe Park, MI 48230

Ian Robertson                             Vice President                            None
4204 Summit Wa
Marietta, GA 30066

Michael S. Rosen(2)                       Vice President                            None

Kenneth Rosenson                          Vice President                            None
3505 Malibu Country Drive
Malibu, CA 90265

James Ruff(2)                             President                                 None

Timothy Schoeffler                        Vice President                            None
1717 Fox Hall Road
Washington, DC  77479

Michael Sciortino                         Vice President                            None
785 Beau Chene Drive
Mandeville, LA  70471

Eric Sharp                                Vice President                            None
862 McNeill Circle
Woodland, CA  95695

Robert Shore                              Vice President                            None
26 Baroness Lane
Laguna Niguel, CA 92677

Timothy Stegner                           Vice President                            None
794 Jackson Street
Denver, CO 80206

Peter Sullivan                            Vice President                            None
21445 S. E 35th Street
Issaquah, WA  98029

David Sturgis                             Vice President                            None
44 Abington Road
Danvers, MA  0923

Brian Summe                               Vice President                            None
239 N. Colony Drive
Edgewood, KY 41017

George Sweeney                            Vice President                            None
5 Smokehouse Lane
Hummelstown, PA  17036

Andrew Sweeny                             Vice President                            None
5967 Bayberry Drive
Cincinnati, OH 45242

Scott McGregor Tatum                      Vice President                            None
704 Inwood
 Southlake, TX  76092

David G. Thomas                           Vice President                            None
7009 Metropolitan Place, #300
Falls Church, VA 22043

Sarah Turpin                              Vice President                            None
2201 Wolf Street, #5202
Dallas, TX 75201

Andrea Walsh(1)                           Vice President                            None

Suzanne Walters(1)                        Assistant Vice President                  None

Mark Stephen Vandehey(1)                  Vice President                            None

James Wiaduck                             Vice President                            None
29900 Meridian Place
#22303
Farmington Hills, MI  48331

Marjorie Williams                         Vice President                            None
6930 East Ranch Road
Cave Creek, AZ  85331


(1)      6803 South Tucson Way, Englewood, CO  80112
(2)      Two World Trade Center, New York, NY  10048
(3)      350 Linden Oaks, Rochester, NY  14623


         (c)  Not applicable.

Item 28.  Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and rules promulgated thereunder are in the possession of OppenheimerFunds, Inc.
at its offices at 6803 S. Tucson Way, Englewood, CO 80112.

Item 29.  Management Services

Not applicable

Item 30.  Undertakings

(a)  Not applicable

(b)  Not applicable

(c)  Not applicable

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the County of Arapahoe and State of Colorado on the 21st day of December, 1998.


                                                 Oppenheimer Equity Income Fund


                                                       By:  /s/ James C. Swain*
                                                        James C. Swain, Chairman

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                                           Title                                       Date


/s/ James C. Swain*                                  Chairman of the
-------------------------------------                Board of Trustees
James C. Swain                                       and Principal Executive

                                                     Officer                                     December 21, 1998



/s/ George C. Bowen*                                 Trustee, Chief Financial
-------------------------------------                and Accounting

George C. Bowen                                      Officer and Treasurer                       December 21, 1998



/s/ Bridget A. Macaskill*                            President

-------------------------------------                and Trustee                                 December 21, 1998
Bridget A. Macaskill


/s/ Robert G. Avis*                                  Trustee                                     December 21, 1998

-------------------------------------
Robert G. Avis


/s/ William A. Baker*                                Trustee                                     December 21, 1998

-------------------------------------
William A. Baker


/s/ Charles Conrad, Jr.*                             Trustee                                     December 21, 1998

-------------------------------------
Charles Conrad, Jr.


/s/ Jon S. Fossel*                                   Trustee                                     December 21, 1998

-------------------------------------
Jon S. Fossel

/s/ Sam Freedman*                                    Trustee                                     December 21, 1998

-------------------------------------
Sam Freedman


/s/ Raymond J. Kalinowski*                           Trustee                                     December 21, 1998

-------------------------------------
Raymond J. Kalinowski


/s/ C. Howard Kast*                                  Trustee                                     December 21, 1998

-------------------------------------
C. Howard Kast


/s/ Robert M. Kirchner*                              Trustee                                     December 21, 1998

-------------------------------------
Robert M. Kirchner


/s/ Ned M. Steel*                                    Trustee                                     December 21, 1998

-------------------------------------
Ned M. Steel


*By /s/ Robert G. Zack
---------------------------------------------
Robert G. Zack, Attorney-in-fact


                         OPPENHEIMER EQUITY INCOME FUND

                                  EXHIBIT INDEX





Exhibit No.                         Description



23(j)                               Independent Auditors Consent

          23(n)(i) Financial Data Schedule for Class A Shares: Filed herewith.

          23(n)(ii) Financial Data Schedule for Class B Shares: Filed herewith.

          23(n)(iii) Financial Data Schedule for Class C Shares: Filed herewith.


























300-PartC.B98.doc